UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2011

Item 1:	Reports to Shareholders.

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Bond Debenture Portfolio

For the six-month period ended June 30, 2011

Lord Abbett Series Fund — Bond Debenture Portfolio

Semiannual Report

For the six-month period ended June 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Bond Debenture Portfolio for the six-month period ended June 30, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/11 – 6/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/11	6/30/11	1/1/11 - 6/30/11
Class VC
Actual	$1,000.00	$1,047.80	$4.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2011

Sector*	%**
Agency	0.45%
Automotive	3.81%
Banking	4.37%
Basic Industry	10.59%
Capital Goods	8.78%
Consumer Cyclical	5.77%
Consumer Non-Cyclical	2.89%
Energy	12.47%
Financial Services	3.49%
Healthcare	7.59%
Insurance	1.76%
Media	6.00%
Municipal	0.14%
Real Estate	1.04%
Services	9.85%
Technology & Electronics	7.65%
Telecommunications	8.47%
Utility	1.92%
Short-Term Investment	2.96%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2011

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 95.21%

COMMON STOCKS 1.17%

Agency/Government Related 0.00%
Fannie Mae*	36	$12,036

Auto Parts & Equipment 0.17%
Cooper-Standard Holdings, Inc.*	23	1,039,002

Chemicals 0.08%
LyondellBasell Industries NV Class A (Netherlands)(a)	12	462,240

Gas Distribution 0.21%
El Paso Corp.	63	1,275,206

Media: Cable 0.11%
Charter Communications, Inc. Class A*	12	651,120

Metals/Mining (Excluding Steel) 0.15%
Barrick Gold Corp. (Canada)(a)	20	926,996

Pharmaceuticals 0.26%
Mylan, Inc.*	50	1,233,500
Teva Pharmaceutical Industries Ltd. ADR	8	361,650

Total		1,595,150

Software/Services 0.19%
Informatica Corp.*	20	1,168,600

Total Common Stocks (cost $5,005,246)		7,130,350

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 8.90%

Airlines 0.06%
AMR Corp.	6.25%	10/15/2014	$375	365,625

Auto Parts & Equipment 0.19%
Meritor, Inc. (Zero Coupon after 3/1/2016)~	4.625%	3/1/2026	1,050	1,151,063

Automakers 0.20%
Ford Motor Co.	4.25%	11/15/2016	700	1,203,125

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.32%
Central European Distribution Corp. (Poland)(a)	3.00%	3/15/2013	$1,400	$1,155,000
Molson Coors Brewing Co.	2.50%	7/30/2013	750	826,875

Total				1,981,875

Computer Hardware 0.46%
Intel Corp.	2.95%	12/15/2035	1,250	1,298,437
NetApp, Inc.	1.75%	6/1/2013	500	854,375
SanDisk Corp.	1.50%	8/15/2017	600	637,500

Total				2,790,312

Diversified Capital Goods 0.45%
Greenbrier Cos., Inc.†	3.50%	4/1/2018	550	500,500
Ingersoll-Rand Co., Ltd.	4.50%	4/15/2012	300	766,125
Textron, Inc.	4.50%	5/1/2013	800	1,499,000

Total				2,765,625

Electronics 0.13%
A123 Systems, Inc.	3.75%	4/15/2016	900	815,625

Food: Wholesale 0.24%
Archer Daniels Midland Co.	0.875%	2/15/2014	1,400	1,484,000

Health Services 0.46%
Human Genome Sciences, Inc.	2.25%	10/15/2011	1,050	1,659,000
Human Genome Sciences, Inc.	2.25%	8/15/2012	300	438,000
Omnicare, Inc.	3.75%	12/15/2025	550	736,312

Total				2,833,312

Machinery 0.43%
Roper Industries, Inc.	Zero Coupon	1/15/2034	2,500	2,593,750

Media: Diversified 0.17%
Liberty Media LLC (convertible into Viacom, Inc., Class B and CBS Corp.)	3.25%	3/15/2031	1,200	1,035,000

Media: Services 0.28%
Interpublic Group of Cos., Inc. (The)	4.25%	3/15/2023	1,000	1,148,750
Omnicom Group, Inc.	Zero Coupon	7/1/2038	500	553,125

Total				1,701,875

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Medical Products 0.27%
Medtronic, Inc.	1.625%	4/15/2013	$550	$565,125
NuVasive, Inc.	2.25%	3/15/2013	800	841,000
NuVasive, Inc.	2.75%	7/1/2017	250	254,063

Total				1,660,188

Metals/Mining (Excluding Steel) 0.34%
Molycorp, Inc.†	3.25%	6/15/2016	125	146,094
Newmont Mining Corp.	1.25%	7/15/2014	1,000	1,307,500
Newmont Mining Corp.	3.00%	2/15/2012	500	615,000

Total				2,068,594

Monoline Insurance 0.08%
Radian Group, Inc.	3.00%	11/15/2017	725	522,906

Oil Field Equipment & Services 0.06%
Exterran Energy Corp.	4.75%	1/15/2014	400	394,000

Packaging 0.24%
Owens-Brockway Glass Container, Inc.†	3.00%	6/1/2015	1,475	1,460,250

Pharmaceuticals 1.20%
ALZA Corp.	Zero Coupon	7/28/2020	1,000	946,250
BioMarin Pharmaceutical, Inc.	2.50%	3/29/2013	1,000	1,706,250
Gilead Sciences, Inc.	0.625%	5/1/2013	1,600	1,906,000
Salix Pharmaceuticals Ltd.	2.75%	5/15/2015	1,000	1,155,000
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	1,250	1,579,687

Total				7,293,187

Real Estate Investment Trusts 0.14%
ProLogis	3.25%	3/15/2015	725	832,844

Software/Services 2.13%
Alliance Data Systems Corp.	1.75%	8/1/2013	750	955,313
BroadSoft, Inc.†	1.50%	7/1/2018	375	409,219
CACI International, Inc.	2.125%	5/1/2014	525	664,781
Concur Technologies, Inc.†	2.50%	4/15/2015	1,245	1,437,975
Digital River, Inc.†	2.00%	11/1/2030	1,000	1,005,000
EMC Corp.	1.75%	12/1/2013	1,595	2,803,212
Nuance Communications, Inc.	2.75%	8/15/2027	1,810	2,380,150

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services (continued)
Symantec Corp.	1.00%	6/15/2013	$1,400		$1,708,000
Xilinx, Inc.	2.625%	6/15/2017	1,200		1,605,000

Total					12,968,650

Specialty Retail 0.15%
Charming Shoppes, Inc.	1.125%	5/1/2014	1,000		902,500

Support: Services 0.16%
FTI Consulting, Inc.	3.75%	7/15/2012	750		952,500

Telecommunications Equipment 0.14%
InterDigital, Inc.†	2.50%	3/15/2016	800		841,000

Telecommunications: Wireless 0.35%
SBA Communications Corp.	4.00%	10/1/2014	1,500		2,111,250

Textiles & Apparel 0.25%
Iconix Brand Group, Inc.†	2.50%	6/1/2016	1,425		1,505,156

Total Convertible Bonds (cost $49,435,098)					54,234,212

			Shares (000)
CONVERTIBLE PREFERRED STOCKS 3.24%

Auto Parts & Equipment 0.02%
Cooper-Standard Holdings, Inc. PIK	7.00%		—	(b)	130,008

Automakers 0.15%
General Motors Co.	4.75%		18		882,194

Banking 1.21%
Bank of America Corp.	7.25%		3		2,503,000
Citigroup, Inc.	7.50%		16		1,862,325
Fifth Third Bancorp	8.50%		12		1,697,520
Wells Fargo & Co.	7.50%		1		1,272,000

Total					7,334,845

Electric: Integrated 0.18%
PPL Corp.	8.75%		12		658,920
PPL Corp.	9.50%		7		413,660

Total					1,072,580

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Shares (000)		Fair Value
Energy: Exploration & Production 0.70%
Apache Corp.	6.00%		65		$4,284,800

Gas Distribution 0.21%
Williams Cos., Inc. (The)	5.50%		9		1,290,956

Investments & Miscellaneous Financial Services 0.19%
AMG Capital Trust I	5.10%		25		1,184,375

Life Insurance 0.33%
MetLife, Inc.	5.00%		24		1,978,320

Media: Services 0.03%
Nielsen Holdings NV	6.25%		330		203,981

Multi-Line Insurance 0.19%
Hartford Financial Services Group, Inc. (The)	7.25%		45		1,172,700

Telecommunications Equipment 0.03%
Lucent Technologies Capital Trust I	7.75%		—	(b)	196,300

Total Convertible Preferred Stocks (cost $16,606,920)					19,731,059

			Principal Amount (000)
FOREIGN BONDS(c) 0.22%

Netherlands
Refresco Group BV†	7.375%	5/15/2018	EUR 500		735,951
Ziggo Bond Co. BV†	8.00%	5/15/2018	EUR 400		597,462

Total Foreign Bonds (cost $1,233,766)					1,333,413

GOVERNMENT SPONSORED ENTERPRISES BOND 0.43%
Federal National Mortgage Assoc. (cost $2,539,090)	3.25%	4/9/2013	$ 2,500		2,627,242

HIGH YIELD CORPORATE BONDS 81.00%

Aerospace/Defense 1.48%
Alliant Techsystems, Inc.	6.875%	9/15/2020	225		235,125
Esterline Technologies Corp.	6.625%	3/1/2017	650		676,000
Esterline Technologies Corp.	7.00%	8/1/2020	550		578,875
Huntington Ingalls Industries, Inc.†	6.875%	3/15/2018	300		309,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Aerospace/Defense (continued)
Huntington Ingalls Industries, Inc.†	7.125%	3/15/2021	$250	$260,000
L-3 Communications Corp.	6.375%	10/15/2015	2,100	2,163,000
Mantech International Corp.	7.25%	4/15/2018	800	840,000
Moog, Inc.	6.25%	1/15/2015	550	561,000
Spirit Aerosystems, Inc.	6.75%	12/15/2020	2,075	2,116,500
Spirit Aerosystems, Inc.	7.50%	10/1/2017	595	629,212
Triumph Group, Inc.	8.00%	11/15/2017	575	608,063

Total				8,976,775

Airlines 0.40%
Delta Air Lines, Inc.	4.95%	5/23/2019	246	246,728
Delta Air Lines, Inc.†	9.50%	9/15/2014	180	192,825
United Airlines, Inc.	6.636%	7/2/2022	488	490,141
United Airlines, Inc.†	9.875%	8/1/2013	900	949,500
United Airlines, Inc.†	12.00%	11/1/2013	525	565,687

Total				2,444,881

Apparel/Textiles 0.37%
Hanesbrands, Inc.	6.375%	12/15/2020	600	585,000
Levi Strauss & Co.	7.625%	5/15/2020	475	477,375
Levi Strauss & Co.	8.875%	4/1/2016	625	651,562
Perry Ellis International, Inc.	7.875%	4/1/2019	525	544,688

Total				2,258,625

Auto Loans 0.20%
Ford Motor Credit Co. LLC	7.25%	10/25/2011	1,000	1,015,084
Hyundai Capital America†	3.75%	4/6/2016	225	225,934

Total				1,241,018

Auto Parts & Equipment 2.00%
Commercial Vehicle Group, Inc.†	7.875%	4/15/2019	1,700	1,708,500
Cooper-Standard Automotive, Inc.	8.50%	5/1/2018	1,000	1,060,000
Dana Holding Corp.	6.50%	2/15/2019	1,200	1,194,000
Dana Holding Corp.	6.75%	2/15/2021	700	693,875
Exide Technologies†	8.625%	2/1/2018	450	470,250
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	455	514,150
International Automotive Components Group SL (Spain)†(a)	9.125%	6/1/2018	700	719,250
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018	1,000	1,082,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment (continued)
Stanadyne Corp.	10.00%		8/15/2014		$375	$383,438
Stoneridge, Inc.†	9.50%		10/15/2017		475	527,250
Tenneco, Inc.	6.875%		12/15/2020		775	792,437
TRW Automotive, Inc.†	7.25%		3/15/2017		1,250	1,393,750
TRW Automotive, Inc.†	8.875%		12/1/2017		1,000	1,125,000
UCI International, Inc.	8.625%		2/15/2019		500	517,500

Total						12,181,900

Automakers 0.80%
Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%		6/15/2021		1,400	1,379,000
Ford Motor Co.	7.45%		7/16/2031		1,375	1,565,626
Navistar International Corp.	8.25%		11/1/2021		1,380	1,483,500
Oshkosh Corp.	8.50%		3/1/2020		425	462,187

Total						4,890,313

Banking 3.00%
Ally Financial, Inc.	7.50%		9/15/2020		850	892,500
Ally Financial, Inc.	8.30%		2/12/2015		1,700	1,904,000
Bank of America Corp.	5.75%		12/1/2017		750	798,526
Capital One Capital VI	8.875%		5/15/2040		2,000	2,072,816
Discover Bank	8.70%		11/18/2019		500	604,112
Fifth Third Capital Trust IV	6.50%		4/15/2037		1,300	1,287,000
Huntington Bancshares, Inc.	7.00%		12/15/2020		600	677,694
JPMorgan Chase & Co.	6.00%		1/15/2018		1,500	1,670,505
JPMorgan Chase & Co.	7.90%		–	(d)	450	484,985
Macquarie Group Ltd. (Australia)†(a)	6.25%		1/14/2021		725	725,861
Morgan Stanley	6.00%		4/28/2015		1,500	1,627,491
Regions Bank	6.45%		6/26/2037		1,250	1,173,406
Regions Bank	7.50%		5/15/2018		550	575,907
Regions Financial Corp.	7.75%		11/10/2014		375	397,605
SVB Financial Group	5.375%		9/15/2020		600	603,974
Wachovia Capital Trust III	5.57%	#	–	(d)	750	689,063
Washington Mutual Bank(e)	6.875%		6/15/2011		1,250	4,688
Zions Bancorporation	7.75%		9/23/2014		1,900	2,084,754

Total						18,274,887

Beverages 0.27%
CEDC Finance Corp. International, Inc.†	9.125%		12/1/2016		625	573,438

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages (continued)
Constellation Brands, Inc.	7.25%	5/15/2017	$1,000	$1,092,500

Total				1,665,938

Brokerage 0.42%
Cantor Fitzgerald LP†	7.875%	10/15/2019	400	437,578
Lazard Group LLC	7.125%	5/15/2015	850	957,247
Raymond James Financial, Inc.	8.60%	8/15/2019	950	1,161,896

Total				2,556,721

Building & Construction 0.52%
K. Hovnanian Enterprises, Inc.	10.625%	10/15/2016	500	501,250
KB Home	9.10%	9/15/2017	1,000	1,017,500
Lennar Corp.	12.25%	6/1/2017	950	1,166,125
Odebrecht Finance Ltd.†	6.00%	4/5/2023	500	499,375

Total				3,184,250

Building Materials 0.73%
Building Materials Corp. of America†	6.75%	5/1/2021	450	453,375
Building Materials Corp. of America†	7.50%	3/15/2020	550	581,625
Cemex Finance LLC†	9.50%	12/14/2016	250	259,688
Interline Brands, Inc.	7.00%	11/15/2018	825	839,438
Masco Corp.	7.125%	3/15/2020	1,250	1,281,607
Owens Corning, Inc.	9.00%	6/15/2019	875	1,046,630

Total				4,462,363

Chemicals 3.07%
Airgas, Inc.	7.125%	10/1/2018	1,250	1,356,250
Ashland, Inc.	9.125%	6/1/2017	825	932,250
Celanese US Holdings LLC	6.625%	10/15/2018	1,625	1,722,500
CF Industries, Inc.	7.125%	5/1/2020	400	466,500
Chemtura Corp.	7.875%	9/1/2018	1,250	1,315,625
Huntsman International LLC	8.625%	3/15/2020	2,000	2,190,000
INEOS Finance plc (United Kingdom)†(a)	9.00%	5/15/2015	250	263,750
INEOS Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	1,100	1,091,750
Lyondell Chemical Co.†	8.00%	11/1/2017	1,213	1,352,495
Momentive Performance Materials, Inc.	9.00%	1/15/2021	1,600	1,640,000
Mosaic Global Holdings, Inc.	7.30%	1/15/2028	1,050	1,227,783
Nalco Co.†	6.625%	1/15/2019	850	875,500
Nalco Co.	8.25%	5/15/2017	675	740,812

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals (continued)
Phibro Animal Health Corp.†	9.25%	7/1/2018	$1,400	$1,484,000
Polymer Group, Inc.†	7.75%	2/1/2019	1,000	1,007,500
Rockwood Specialties Group, Inc.	7.50%	11/15/2014	1,008	1,035,720

Total				18,702,435

Computer Hardware 0.50%
Brocade Communications Systems, Inc.	6.625%	1/15/2018	1,250	1,325,000
Brocade Communications Systems, Inc.	6.875%	1/15/2020	750	811,875
Seagate HDD Cayman†	6.875%	5/1/2020	875	872,812

Total				3,009,687

Consumer/Commercial/Lease Financing 1.69%
CIT Group, Inc.†	7.00%	5/2/2016	4,000	3,995,000
International Lease Finance Corp.	6.25%	5/15/2019	400	391,424
International Lease Finance Corp.†	7.125%	9/1/2018	400	430,000
International Lease Finance Corp.	8.25%	12/15/2020	425	460,062
International Lease Finance Corp.	8.75%	3/15/2017	1,875	2,055,469
Provident Funding Associates LP/PFG Finance Corp.†	10.25%	4/15/2017	900	990,000
SLM Corp.	6.25%	1/25/2016	350	363,483
Springleaf Finance Corp.	6.90%	12/15/2017	1,725	1,591,312

Total				10,276,750

Consumer Products 0.75%
Armored AutoGroup, Inc.†	9.25%	11/1/2018	1,500	1,492,500
Elizabeth Arden, Inc.	7.375%	3/15/2021	1,500	1,569,375
Scotts Miracle–Gro Co. (The)†	6.625%	12/15/2020	1,475	1,515,562

Total				4,577,437

Department Stores 0.60%
J.C. Penney Corp., Inc.	7.125%	11/15/2023	300	313,500
J.C. Penney Corp., Inc.	7.95%	4/1/2017	250	282,813
Macy’s Retail Holdings, Inc.	5.90%	12/1/2016	950	1,071,185
Macy’s Retail Holdings, Inc.	6.375%	3/15/2037	945	987,010
Macy’s Retail Holdings, Inc.	8.125%	7/15/2015	850	1,012,562

Total				3,667,070

Diversified Capital Goods 2.22%
Actuant Corp.	6.875%	6/15/2017	2,100	2,157,750
Amsted Industries, Inc.†	8.125%	3/15/2018	875	923,125

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods (continued)
Belden, Inc.	7.00%	3/15/2017	$1,750	$1,802,500
Belden, Inc.	9.25%	6/15/2019	800	894,000
Griffon Corp.†	7.125%	4/1/2018	425	428,719
Mueller Water Products, Inc.	7.375%	6/1/2017	1,275	1,204,875
Park-Ohio Industries, Inc.†	8.125%	4/1/2021	800	804,000
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018	1,750	1,857,187
SPX Corp.†	6.875%	9/1/2017	1,300	1,397,500
Timken Co.	6.00%	9/15/2014	875	968,207
Valmont Industries, Inc.	6.625%	4/20/2020	1,000	1,096,892

Total				13,534,755

Electric: Generation 0.49%
Dynegy Holdings, Inc.	8.375%	5/1/2016	1,250	1,006,250
Mirant Americas Generation LLC	9.125%	5/1/2031	1,000	1,010,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.	10.25%	11/1/2015	650	396,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%	10/1/2020	550	543,125

Total				2,955,875

Electric: Integrated 1.22%
AES Corp. (The)†	7.375%	7/1/2021	400	406,500
AES Corp. (The)	8.00%	10/15/2017	1,600	1,704,000
Commonwealth Edison Co.	5.80%	3/15/2018	1,900	2,132,929
Connecticut Light & Power Co. (The)	5.50%	2/1/2019	1,100	1,238,693
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	1,000	1,036,196
PECO Energy Co.	5.35%	3/1/2018	500	558,129
SCANA Corp.	4.75%	5/15/2021	350	351,813

Total				7,428,260

Electronics 1.02%
Advanced Micro Devices, Inc.	7.75%	8/1/2020	1,350	1,397,250
CPI International Acquisition, Inc.†	8.00%	2/15/2018	1,000	950,000
Freescale Semiconductor, Inc.†	9.25%	4/15/2018	500	541,250
Freescale Semiconductor, Inc.†	10.75%	8/1/2020	872	989,720
KLA-Tencor Corp.	6.90%	5/1/2018	875	989,780
NXP BV LLC (Netherlands)†(a)	9.75%	8/1/2018	700	787,500
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	550	551,375

Total				6,206,875

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 5.99%
Berry Petroleum Co.	6.75%	11/1/2020	$1,750	$1,763,125
Brigham Exploration Co.†	6.875%	6/1/2019	350	349,125
Brigham Exploration Co.	8.75%	10/1/2018	725	793,875
Chaparral Energy, Inc.	8.25%	9/1/2021	1,450	1,468,125
Chesapeake Energy Corp.	6.625%	8/15/2020	893	944,348
Cimarex Energy Co.	7.125%	5/1/2017	1,925	2,030,875
Concho Resources, Inc.	7.00%	1/15/2021	1,550	1,608,125
Concho Resources, Inc.	8.625%	10/1/2017	995	1,089,525
Continental Resources, Inc.	7.375%	10/1/2020	650	693,875
Continental Resources, Inc.	8.25%	10/1/2019	1,925	2,112,688
Energy XXI Gulf Coast, Inc.†	7.75%	6/15/2019	700	698,250
Forest Oil Corp.	7.25%	6/15/2019	1,825	1,870,625
Forest Oil Corp.	8.50%	2/15/2014	525	572,250
Kerr-McGee Corp.	6.95%	7/1/2024	1,600	1,827,238
LINN Energy LLC/LINN Energy Finance Corp.†	7.75%	2/1/2021	1,500	1,567,500
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	1,250	1,260,938
Newfield Exploration Co.	7.125%	5/15/2018	1,200	1,278,000
Oasis Petroleum, Inc.†	7.25%	2/1/2019	1,750	1,741,250
OGX Petroleo e Gas Participacoes SA (Brazil)†(a)	8.50%	6/1/2018	3,075	3,178,012
Pan American Energy LLC (Argentina)†(a)	7.875%	5/7/2021	775	825,375
Penn Virginia Corp.	7.25%	4/15/2019	650	629,688
QEP Resources, Inc.	6.80%	3/1/2020	400	420,378
QEP Resources, Inc.	6.875%	3/1/2021	675	715,500
Quicksilver Resources, Inc.	8.25%	8/1/2015	1,275	1,349,906
Range Resources Corp.	7.25%	5/1/2018	575	612,375
Range Resources Corp.	8.00%	5/15/2019	1,475	1,607,750
SandRidge Energy, Inc.†	7.50%	3/15/2021	925	937,719
SM Energy Co.†	6.625%	2/15/2019	1,000	1,005,000
Unit Corp.	6.625%	5/15/2021	225	225,281
W&T Offshore, Inc.†	8.50%	6/15/2019	525	532,875
Whiting Petroleum Corp.	6.50%	10/1/2018	750	783,750

Total				36,493,346

Environmental 0.27%
Clean Harbors, Inc.	7.625%	8/15/2016	900	958,500
Clean Harbors, Inc.†	7.625%	8/15/2016	375	399,375
WCA Waste Corp.†	7.50%	6/15/2019	250	250,938

Total				1,608,813

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers 1.26%
Ingles Markets, Inc.	8.875%	5/15/2017	$1,525	$1,639,375
Rite Aid Corp.	9.375%	12/15/2015	700	656,250
Rite Aid Corp.	10.25%	10/15/2019	700	773,500
Stater Bros Holdings, Inc.†	7.375%	11/15/2018	750	781,875
SUPERVALU, INC.	7.50%	11/15/2014	3,800	3,819,000

Total				7,670,000

Food: Wholesale 1.12%
Blue Merger Sub, Inc.†	7.625%	2/15/2019	550	558,250
Bumble Bee Holdco SCA PIK†	9.625%	3/15/2018	400	366,000
Bunge NA Finance LP	5.90%	4/1/2017	325	355,656
Corn Products International, Inc.	4.625%	11/1/2020	525	530,598
Dole Food Co., Inc.	8.75%	7/15/2013	1,400	1,529,500
Mead Johnson Nutrition Co.	4.90%	11/1/2019	1,400	1,479,811
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	8.25%	9/1/2017	325	338,813
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	9.25%	4/1/2015	450	469,125
Viterra, Inc. (Canada)†(a)	5.95%	8/1/2020	1,150	1,171,470

Total				6,799,223

Forestry/Paper 1.05%
Boise Paper Holdings LLC/Boise Finance Co.	9.00%	11/1/2017	750	819,375
Cascades, Inc. (Canada)(a)	7.75%	12/15/2017	350	366,625
Cascades, Inc. (Canada)(a)	7.875%	1/15/2020	250	261,563
Georgia-Pacific LLC†	5.40%	11/1/2020	300	306,297
Georgia-Pacific LLC†	8.25%	5/1/2016	1,600	1,814,470
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	1,150	1,161,500
Millar Western Forest Products Ltd. (Canada)†(a)	8.50%	4/1/2021	700	633,500
NewPage Corp.	11.375%	12/31/2014	625	585,937
Weyerhaeuser Co.	7.375%	10/1/2019	375	425,461

Total				6,374,728

Gaming 3.15%
Ameristar Casinos, Inc.†	7.50%	4/15/2021	375	388,594
Boyd Gaming Corp.	7.125%	2/1/2016	1,525	1,414,437
Caesar’s Entertainment Operating Co., Inc.	5.625%	6/1/2015	1,500	1,218,750
Caesar’s Entertainment Operating Co., Inc.	12.75%	4/15/2018	1,550	1,553,875

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming (continued)
CityCenter Holdings LLC/CityCenter Finance Corp.†	7.625%	1/15/2016	$800	$830,000
CityCenter Holdings LLC/CityCenter Finance Corp. PIK†	10.75%	1/15/2017	450	490,500
Downstream Development Authority Quapaw Tribe of Oklahoma†	10.50%	7/1/2019	900	900,000
Isle of Capri Casinos, Inc.	7.00%	3/1/2014	750	747,187
Marina District Finance Co., Inc.	9.875%	8/15/2018	1,400	1,459,500
MCE Finance Ltd.	10.25%	5/15/2018	650	727,188
MGM Resorts International	6.625%	7/15/2015	1,250	1,178,125
MGM Resorts International	9.00%	3/15/2020	300	330,000
Midwest Gaming Borrower LLC/Midwest Finance Corp.†	11.625%	4/15/2016	500	530,000
Mohegan Tribal Gaming Authority†	11.50%	11/1/2017	1,500	1,552,500
Peninsula Gaming LLC	8.375%	8/15/2015	250	263,750
Peninsula Gaming LLC†	8.375%	8/15/2015	250	263,750
River Rock Entertainment Authority (The)	9.75%	11/1/2011	975	870,187
Snoqualmie Entertainment Authority†	9.125%	2/1/2015	1,300	1,277,250
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	8.625%	4/15/2016	1,000	1,035,000
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	375	409,219
Wynn Las Vegas LLC/Capital Corp.	7.875%	11/1/2017	1,600	1,750,000

Total				19,189,812

Gas Distribution 2.97%
Colorado Interstate Gas Co.	6.80%	11/15/2015	829	969,492
El Paso Corp.	6.50%	9/15/2020	250	274,582
El Paso Corp.	7.00%	6/15/2017	1,475	1,676,153
El Paso Natural Gas Co.	5.95%	4/15/2017	750	852,506
El Paso Pipeline Partners Operating Co. LLC	6.50%	4/1/2020	1,000	1,124,449
Ferrellgas LP/Ferrellgas Finance Corp.†	6.50%	5/1/2021	675	641,250
Ferrellgas Partners LP	8.625%	6/15/2020	423	448,380
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	300	370,618
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,479,660
Inergy LP/Inergy Finance Corp.†	6.875%	8/1/2021	1,350	1,351,688
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	1,250	1,303,125
MarkWest Energy Partners LP	6.75%	11/1/2020	900	922,500
MarkWest Energy Partners LP	8.75%	4/15/2018	1,100	1,204,500
National Fuel Gas Co.	6.50%	4/15/2018	1,440	1,612,296

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)
NiSource Finance Corp.	6.15%	3/1/2013	$400	$430,447
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	460	541,905
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	600	726,234
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	3/15/2020	375	393,750
Tennessee Gas Pipeline Co.	7.50%	4/1/2017	975	1,182,753
Williams Partners LP	5.25%	3/15/2020	550	580,054

Total				18,086,342

Health Facilities 3.52%
Bausch & Lomb, Inc.	9.875%	11/1/2015	2,250	2,396,250
Biomet, Inc.	10.00%	10/15/2017	1,000	1,095,000
Capella Healthcare, Inc.†	9.25%	7/1/2017	1,250	1,325,000
Community Health Systems, Inc.	8.875%	7/15/2015	3,500	3,613,750
HCA Holdings, Inc.†	7.75%	5/15/2021	1,500	1,563,750
HCA, Inc.	7.875%	2/15/2020	500	545,000
HCA, Inc.	9.875%	2/15/2017	325	363,188
HealthSouth Corp.	8.125%	2/15/2020	1,350	1,456,312
Kindred Healthcare, Inc.†	8.25%	6/1/2019	750	750,000
Omega Healthcare Investors, Inc.†	6.75%	10/15/2022	475	470,844
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	425	452,625
Select Medical Corp.	7.625%	2/1/2015	1,400	1,393,000
Tenet Healthcare Corp.	8.875%	7/1/2019	1,150	1,275,063
United Surgical Partners International, Inc.	8.875%	5/1/2017	1,500	1,575,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	2,000	2,075,000
Vanguard Health Systems, Inc.	Zero Coupon	2/1/2016	400	265,500
VWR Funding, Inc. PIK	10.25%	7/15/2015	792	831,796

Total				21,447,078

Health Services 0.56%
inVentiv Health, Inc.†	10.00%	8/15/2018	250	237,500
STHI Holding Corp.†	8.00%	3/15/2018	1,000	1,020,000
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Ireland)†	7.75%	9/15/2018	2,125	2,154,219

Total				3,411,719

Hotels 0.88%
FelCor Lodging LP†	6.75%	6/1/2019	1,250	1,206,250

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Hotels (continued)
FelCor Lodging LP	10.00%		10/1/2014	$290	$326,975
Host Hotels & Resorts LP	6.375%		3/15/2015	1,500	1,537,500
Hyatt Hotels Corp.†	5.75%		8/15/2015	500	526,185
Starwood Hotels & Resorts Worldwide, Inc.	6.75%		5/15/2018	1,100	1,223,750
Wyndham Worldwide Corp.	5.75%		2/1/2018	500	516,998

Total					5,337,658

Household & Leisure Products 0.47%
American Standard Americas†	10.75%		1/15/2016	1,250	1,207,813
Whirlpool Corp.	8.60%		5/1/2014	1,425	1,661,618

Total					2,869,431

Insurance Brokerage 0.28%
USI Holdings Corp.†	4.136%	#	11/15/2014	1,125	1,051,875
Willis North America, Inc.	7.00%		9/29/2019	600	665,882

Total					1,717,757

Integrated Energy 0.43%
Alta Wind Holdings LLC†	7.00%		6/30/2035	626	666,183
Coso Geothermal Power Holdings LLC†	7.00%		7/15/2026	1,063	885,611
LUKOIL International Finance BV (Netherlands)†(a)	6.656%		6/7/2022	1,025	1,085,219

Total					2,637,013

Investments & Miscellaneous Financial Services 1.02%
Constellation Enterprises LLC†	10.625%		2/1/2016	925	949,281
FMR LLC†	5.35%		11/15/2021	800	833,452
KKR Group Finance Co.†	6.375%		9/29/2020	700	741,564
Nuveen Investments, Inc.	10.50%		11/15/2015	3,300	3,390,750
Nuveen Investments, Inc.†	10.50%		11/15/2015	300	305,250

Total					6,220,297

Leisure 0.85%
MU Finance plc (United Kingdom)†(a)	8.375%		2/1/2017	1,150	1,230,500
NCL Corp. Ltd.†	9.50%		11/15/2018	600	642,000
Speedway Motorsports, Inc.	8.75%		6/1/2016	2,000	2,167,500
Universal City Development Partners Ltd.	8.875%		11/15/2015	1,000	1,117,500

Total					5,157,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Life Insurance 0.04%
MetLife, Inc.	4.75%	2/8/2021	$250	$255,343

Machinery 0.97%
Altra Holdings, Inc.	8.125%	12/1/2016	1,075	1,166,375
IDEX Corp.	4.50%	12/15/2020	625	630,589
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	600	643,500
Manitowoc Co., Inc. (The)	9.50%	2/15/2018	1,150	1,254,937
Roper Industries, Inc.	6.25%	9/1/2019	550	623,751
Steelcase, Inc.	6.375%	2/15/2021	1,000	1,042,302
Thermadyne Holdings Corp.†	9.00%	12/15/2017	525	551,250

Total				5,912,704

Managed Care 0.24%
Centene Corp.	5.75%	6/1/2017	1,100	1,082,125
UnitedHealth Group, Inc.	4.875%	4/1/2013	379	402,014

Total				1,484,139

Media: Broadcast 1.66%
Allbritton Communications Co.	8.00%	5/15/2018	775	792,437
AMC Networks, Inc.†	7.75%	7/15/2021	800	838,000
Belo Corp.	8.00%	11/15/2016	500	550,000
Citadel Broadcasting Corp.†	7.75%	12/15/2018	750	800,625
Clear Channel Communications, Inc.	5.50%	9/15/2014	350	308,000
Clear Channel Communications, Inc.†	9.00%	3/1/2021	975	938,437
Cumulus Media, Inc.†	7.75%	5/1/2019	1,250	1,212,500
Discovery Communications LLC	5.625%	8/15/2019	550	608,818
FoxCo Acquisition Sub LLC†	13.375%	7/15/2016	300	333,000
Gray Television, Inc.	10.50%	6/29/2015	1,000	1,045,000
LIN Television Corp.	6.50%	5/15/2013	500	503,125
LIN Television Corp.	8.375%	4/15/2018	500	528,750
Salem Communications Corp.	9.625%	12/15/2016	290	307,038
Sinclair Television Group, Inc.†	9.25%	11/1/2017	650	716,625
Univision Communications, Inc.†	8.50%	5/15/2021	600	601,500

Total				10,083,855

Media: Cable 2.40%
Bresnan Broadband Holdings LLC†	8.00%	12/15/2018	1,250	1,295,313
CCH II LLC/CCH II Capital Corp.	13.50%	11/30/2016	367	433,610

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Cable (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	$650	$672,750
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	1,325	1,437,625
CSC Holdings LLC	8.625%	2/15/2019	1,475	1,670,437
DISH DBS Corp.†	6.75%	6/1/2021	1,500	1,545,000
DISH DBS Corp.	7.125%	2/1/2016	1,350	1,431,000
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG (Germany)†(a)	7.50%	3/15/2019	325	333,125
Mediacom Broadband LLC	8.50%	10/15/2015	1,125	1,158,750
Mediacom Communications Corp.	9.125%	8/15/2019	1,975	2,093,500
Ono Finance II plc (Ireland)†(a)	10.875%	7/15/2019	525	561,750
Virgin Media Finance plc (United Kingdom)(a)	8.375%	10/15/2019	750	840,000
Virgin Media Finance plc (United Kingdom)(a)	9.50%	8/15/2016	800	908,000
Virgin Media Secured Finance plc (United Kingdom)†(a)	5.25%	1/15/2021	200	213,383

Total				14,594,243

Media: Services 0.93%
Affinion Group, Inc.	11.50%	10/15/2015	865	897,438
Interpublic Group of Cos., Inc. (The)	6.25%	11/15/2014	510	567,375
Interpublic Group of Cos., Inc. (The)	10.00%	7/15/2017	875	1,039,062
Lamar Media Corp.	7.875%	4/15/2018	750	789,375
WMG Acquisition Corp.	9.50%	6/15/2016	2,200	2,332,000

Total				5,625,250

Medical Products 0.37%
Bio-Rad Laboratories, Inc.	8.00%	9/15/2016	1,000	1,115,000
Giant Funding Corp.†	8.25%	2/1/2018	750	785,625
Life Technologies Corp.	6.00%	3/1/2020	300	326,044

Total				2,226,669

Metals/Mining (Excluding Steel) 3.96%
American Rock Salt Co. LLC/American Rock Capital Corp.†	8.25%	5/1/2018	1,500	1,513,125
Anglo American Capital plc (United Kingdom)†(a)	9.375%	4/8/2014	300	358,879
Arch Coal, Inc.†	7.25%	6/15/2021	1,550	1,559,687
Arch Coal, Inc.	7.25%	10/1/2020	200	204,500
Arch Coal, Inc.	8.75%	8/1/2016	850	926,500
Boart Longyear Management Pty Ltd. (Australia)†(a)	7.00%	4/1/2021	1,000	1,027,500

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)
Cliffs Natural Resources, Inc.	5.90%		3/15/2020		$1,000	$1,084,516
CONSOL Energy, Inc.†	6.375%		3/1/2021		750	750,000
CONSOL Energy, Inc.	8.25%		4/1/2020		1,250	1,368,750
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	6.875%		2/1/2018		400	408,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	7.00%		11/1/2015		1,500	1,537,500
Foundation PA Coal Co.	7.25%		8/1/2014		750	765,000
Freeport-McMoRan Copper & Gold, Inc.	8.375%		4/1/2017		1,525	1,667,972
Gold Fields Orogen Holding BVI Ltd.†	4.875%		10/7/2020		1,000	948,267
James River Escrow, Inc.†	7.875%		4/1/2019		1,600	1,592,000
Mirabela Nickel Ltd. (Australia)†(a)	8.75%		4/15/2018		1,500	1,500,000
Murray Energy Corp.†	10.25%		10/15/2015		1,000	1,055,000
Noranda Aluminum Acquisition Corp. PIK	4.417%	#	5/15/2015		703	664,070
Novelis, Inc.	8.75%		12/15/2020		650	705,250
Patriot Coal Corp.	8.25%		4/30/2018		1,350	1,404,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.	8.25%		4/15/2018		1,200	1,245,000
Quadra FNX Mining Ltd. (Canada)†(a)	7.75%		6/15/2019		1,500	1,522,500
Thompson Creek Metals Co., Inc. (Canada)†(a)	7.375%		6/1/2018		300	295,500

Total						24,103,516

Monoline Insurance 0.17%
Fidelity National Financial, Inc.	6.60%		5/15/2017		1,000	1,056,826

Multi-Line Insurance 0.31%
AXA SA (France)†(a)	6.379%		–	(d)	550	486,750
Genworth Financial, Inc.	7.625%		9/24/2021		1,250	1,266,760
ZFS Finance USA Trust V†	6.50%		5/9/2037		145	145,000

Total						1,898,510

Oil Field Equipment & Services 1.30%
Basic Energy Services, Inc.†	7.75%		2/15/2019		1,000	1,007,500
Cameron International Corp.	6.375%		7/15/2018		475	543,398
Complete Production Services, Inc.	8.00%		12/15/2016		1,025	1,076,250
Dresser-Rand Group, Inc.†	6.50%		5/1/2021		1,250	1,293,750
Key Energy Services, Inc.	6.75%		3/1/2021		400	401,000
Oil States International, Inc.†	6.50%		6/1/2019		1,150	1,158,625
Precision Drilling Corp. (Canada)(a)	6.625%		11/15/2020		375	380,625
SEACOR Holdings, Inc.	7.375%		10/1/2019		1,000	1,099,522

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services (continued)
SESI LLC†	6.375%	5/1/2019	$500	$496,250
Trinidad Drilling Ltd. (Canada)†(a)	7.875%	1/15/2019	450	468,000

Total				7,924,920

Oil Refining & Marketing 0.30%
Alon Refining Krotz Springs, Inc.	13.50%	10/15/2014	450	472,500
Tesoro Corp.	9.75%	6/1/2019	1,200	1,347,000

Total				1,819,500

Packaging 2.82%
AEP Industries, Inc.†	8.25%	4/15/2019	1,500	1,511,250
Ardagh Packaging Finance plc (Ireland)†(a)	7.375%	10/15/2017	1,200	1,242,000
Ardagh Packaging Finance plc (Ireland)†(a)	9.125%	10/15/2020	850	898,875
Ball Corp.	6.625%	3/15/2018	750	775,313
Ball Corp.	7.375%	9/1/2019	1,500	1,646,250
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,870	1,841,950
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	1/1/2017	600	672,000
Graham Packaging Co. LP/GPC Capital Corp. I	8.25%	10/1/2018	825	921,937
Graphic Packaging International, Inc.	9.50%	8/15/2013	737	748,055
Packaging Dynamics Corp.†	8.75%	2/1/2016	750	765,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.50%	10/15/2016	1,575	1,649,812
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.75%	5/15/2018	725	715,938
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	9.00%	4/15/2019	425	421,813
Sealed Air Corp.†	6.875%	7/15/2033	500	441,511
Sealed Air Corp.	7.875%	6/15/2017	750	811,952
Solo Cup Co.	8.50%	2/15/2014	750	703,125
Solo Cup Co.	10.50%	11/1/2013	500	522,500
Vitro SA de CV (Mexico)(a)(e)	9.125%	2/1/2017	1,200	894,000

Total				17,183,281

Pharmaceuticals 0.56%
Axcan Intermediate Holdings, Inc.	12.75%	3/1/2016	825	898,219
Mylan, Inc.†	7.625%	7/15/2017	300	328,500
Mylan, Inc.†	7.875%	7/15/2020	550	606,375
Novartis Securities Investment Ltd.	5.125%	2/10/2019	550	611,731

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International†	6.75%	8/15/2021	$1,000	$955,000

Total				3,399,825

Printing & Publishing 0.31%
Deluxe Corp.	7.375%	6/1/2015	600	619,500
ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	1,225	1,261,750

Total				1,881,250

Property & Casualty 0.31%
Liberty Mutual Group, Inc.†	10.75%	6/15/2058	1,425	1,905,937

Railroads 0.34%
Florida East Coast Railway Corp.†	8.125%	2/1/2017	1,500	1,556,250
Kansas City Southern de Mexico SA de CV (Mexico)†(a)	6.125%	6/15/2021	525	527,625

Total				2,083,875

Real Estate Investment Trusts 0.89%
Developers Diversified Realty Corp.	7.875%	9/1/2020	790	907,302
DuPont Fabros Technology LP	8.50%	12/15/2017	675	740,812
Goodman Funding Pty Ltd. (Australia)†(a)	6.375%	11/12/2020	800	825,020
Health Care REIT, Inc.	6.125%	4/15/2020	1,000	1,072,937
Kilroy Realty LP	5.00%	11/3/2015	1,000	1,043,256
ProLogis	5.625%	11/15/2016	500	534,534
ProLogis	6.875%	3/15/2020	25	27,651
Ventas Realty LP/Ventas Capital Corp.	3.125%	11/30/2015	250	247,792

Total				5,399,304

Restaurants 0.73%
DineEquity, Inc.†	9.50%	10/30/2018	1,250	1,362,500
McDonald’s Corp.	5.00%	2/1/2019	1,350	1,502,667
Rare Restaurant Group LLC/RRG Finance Corp.†	9.25%	5/15/2014	550	459,250
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	1,000	1,112,500

Total				4,436,917

Software/Services 2.03%
Buccaneer Merger Sub, Inc.†	9.125%	1/15/2019	1,050	1,097,250
Ceridian Corp.	11.25%	11/15/2015	1,000	1,005,000
Fidelity National Information Services, Inc.	7.625%	7/15/2017	300	319,875

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services (continued)
First Data Corp.†	7.375%	6/15/2019	$325	$329,062
First Data Corp.†	8.25%	1/15/2021	1,750	1,723,750
First Data Corp.†	12.625%	1/15/2021	989	1,063,175
Open Solutions, Inc.†	9.75%	2/1/2015	600	363,000
SERENA Software, Inc.	10.375%	3/15/2016	500	526,875
SunGard Data Systems, Inc.	7.375%	11/15/2018	1,600	1,608,000
SunGard Data Systems, Inc.	7.625%	11/15/2020	400	406,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	3,000	3,112,500
Vangent, Inc.	9.625%	2/15/2015	800	812,000

Total				12,366,487

Specialty Retail 1.84%
Brookstone Co., Inc.†	13.00%	10/15/2014	528	450,120
Brown Shoe Co., Inc.†	7.125%	5/15/2019	1,200	1,152,000
J. Crew Group, Inc.†	8.125%	3/1/2019	1,000	967,500
Limited Brands, Inc.	7.00%	5/1/2020	1,000	1,057,500
Limited Brands, Inc.	7.60%	7/15/2037	400	394,000
Limited Brands, Inc.	8.50%	6/15/2019	650	744,250
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	1,500	1,601,250
QVC, Inc.†	7.125%	4/15/2017	1,000	1,055,000
QVC, Inc.†	7.375%	10/15/2020	1,200	1,269,000
Toys “R” Us Property Co. I LLC	10.75%	7/15/2017	1,150	1,285,125
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	1,150	1,207,500

Total				11,183,245

Steel Producers/Products 1.02%
Algoma Acquisition Corp. (Canada)†(a)	9.875%	6/15/2015	1,075	1,005,125
Allegheny Ludlum Corp.	6.95%	12/15/2025	575	634,116
Allegheny Technologies, Inc.	9.375%	6/1/2019	800	1,015,138
Atkore International, Inc.†	9.875%	1/1/2018	1,250	1,318,750
Essar Steel Algoma, Inc. (Canada)†(a)	9.375%	3/15/2015	650	654,875
JMC Steel Group†	8.25%	3/15/2018	750	765,000
Steel Dynamics, Inc.	7.625%	3/15/2020	750	796,875

Total				6,189,879

Support: Services 2.11%
ARAMARK Holdings Corp. PIK†	8.625%	5/1/2016	200	204,500
Audatex North America, Inc.†	6.75%	6/15/2018	1,000	1,010,000

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)
Avis Budget Car Rental	9.625%	3/15/2018	$1,000	$1,072,500
B-Corp Merger Sub, Inc.†	8.25%	6/1/2019	325	323,375
Brambles USA, Inc.†	5.35%	4/1/2020	900	923,026
Corrections Corp. of America	7.75%	6/1/2017	1,900	2,078,125
Diversey, Inc.	8.25%	11/15/2019	750	883,125
Expedia, Inc.	8.50%	7/1/2016	625	684,375
FTI Consulting, Inc.	6.75%	10/1/2020	1,000	1,015,000
FTI Consulting, Inc.	7.75%	10/1/2016	750	787,500
Hertz Corp. (The)†	7.50%	10/15/2018	2,200	2,277,000
PHH Corp.	9.25%	3/1/2016	350	384,563
RSC Equipment Rental, Inc./RSC Holdings III LLC	8.25%	2/1/2021	425	425,000
Travelport LLC/Travelport, Inc.	9.00%	3/1/2016	850	762,875

Total				12,830,964

Telecommunications Equipment 0.88%
Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	1,250	1,131,250
Avaya, Inc.†	7.00%	4/1/2019	1,700	1,653,250
CommScope, Inc.†	8.25%	1/15/2019	2,500	2,587,500

Total				5,372,000

Telecommunications: Integrated/Services 3.75%
CenturyLink, Inc.	6.15%	9/15/2019	1,200	1,208,840
CenturyLink, Inc.	6.45%	6/15/2021	1,000	990,359
Cogent Communications Group, Inc.†	8.375%	2/15/2018	500	515,000
Dycom Investments, Inc.†	7.125%	1/15/2021	1,170	1,199,250
EH Holding Corp.†	7.625%	6/15/2021	2,000	2,050,000
Equinix, Inc.	8.125%	3/1/2018	1,233	1,348,594
GCI, Inc.†	6.75%	6/1/2021	575	576,438
Hughes Network Systems LLC	9.50%	4/15/2014	1,100	1,130,250
Hughes Network Systems LLC	9.50%	4/15/2014	1,440	1,479,600
Intelsat Jackson Holdings SA (Luxembourg)†(a)	7.50%	4/1/2021	1,650	1,643,812
Intelsat Luxembourg SA (Luxembourg)(a)	11.25%	2/4/2017	3,000	3,228,750
Level 3 Escrow, Inc.†	8.125%	7/1/2019	550	554,125
MasTec, Inc.	7.625%	2/1/2017	750	766,875
Qtel International Finance Ltd. (Qatar)†(a)	4.75%	2/16/2021	375	367,500
Qwest Communications International, Inc.	8.00%	10/1/2015	950	1,037,875
Telefonica Emisiones SAU (Spain)(a)	7.045%	6/20/2036	500	530,582
Telemar Norte Leste SA (Brazil)†(a)	5.50%	10/23/2020	634	629,245

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Integrated/Services (continued)
Windstream Corp.	7.00%		3/15/2019	$2,500	$2,537,500
Windstream Corp.	7.75%		10/1/2021	1,000	1,050,000

Total					22,844,595

Telecommunications: Wireless 4.21%
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%		5/1/2017	2,000	2,175,000
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%		12/1/2017	1,500	1,575,000
Cricket Communications, Inc.†	7.75%		10/15/2020	325	319,313
Digicel Group Ltd. (Jamaica)†(a)	10.50%		4/15/2018	1,000	1,125,000
GeoEye, Inc.	8.625%		10/1/2016	600	634,500
GeoEye, Inc.	9.625%		10/1/2015	1,500	1,702,500
Inmarsat Finance plc (United Kingdom)†(a)	7.375%		12/1/2017	1,000	1,065,000
iPCS, Inc. PIK	3.523%	#	5/1/2014	518	498,427
MetroPCS Wireless, Inc.	6.625%		11/15/2020	1,725	1,712,062
MetroPCS Wireless, Inc.	7.875%		9/1/2018	1,250	1,329,687
NII Capital Corp.	8.875%		12/15/2019	925	1,025,594
NII Capital Corp.	10.00%		8/15/2016	900	1,048,500
SBA Telecommunications, Inc.	8.25%		8/15/2019	500	537,500
Sprint Capital Corp.	6.90%		5/1/2019	3,500	3,622,500
Sprint Nextel Corp.	8.375%		8/15/2017	1,725	1,903,969
Telemovil Finance Co., Ltd. (El Salvador)†(a)	8.00%		10/1/2017	750	793,875
ViaSat, Inc.	8.875%		9/15/2016	1,000	1,065,000
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(a)	7.748%		2/2/2021	575	595,125
Wind Acquisition Finance SA (Italy)†(a)	7.25%		2/15/2018	1,000	1,042,500
Wind Acquisition Finance SA (Italy)†(a)	11.75%		7/15/2017	1,650	1,876,875

Total					25,647,927

Theaters & Entertainment 0.62%
Cinemark USA, Inc.†	7.375%		6/15/2021	150	150,000
Cinemark USA, Inc.	8.625%		6/15/2019	1,100	1,210,000
Lions Gate Entertainment, Inc.†	10.25%		11/1/2016	1,125	1,150,312
Live Nation Entertainment, Inc.†	8.125%		5/15/2018	1,250	1,268,750

Total					3,779,062

Transportation (Excluding Air/Rail) 0.36%
Asciano Finance Ltd. (Australia)†(a)	4.625%		9/23/2020	625	597,454
CMA CGM SA (France)†(a)	8.50%		4/15/2017	225	190,125

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Transportation (Excluding Air/Rail) (continued)
Commercial Barge Line Co.	12.50%		7/15/2017	$475		$535,562
Great Lakes Dredge & Dock Corp.†	7.375%		2/1/2019	900		891,000

Total						2,214,141

Total High Yield Corporate Bonds (cost $468,076,323)						493,221,696

MUNICIPAL BOND 0.14%

Other Revenue
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B (cost $837,597)	6.731%		7/1/2043	825		851,260

				Shares (000)
PREFERRED STOCKS 0.09%

Agency/Government Related 0.01%
Fannie Mae*	Zero Coupon			21		44,075

Banking 0.08%
U.S. Bancorp	3.50%	#		–	(b)	$504,788

Total Preferred Stocks (cost $963,804)						548,863

	Exercise Price		Expiration Date
WARRANTS 0.02%

Auto Parts & Equipment 0.01%
Cooper-Standard Holdings, Inc.*	$27.33		11/27/2017	3		60,096

Media: Cable 0.01%
Charter Communications, Inc.*	46.86		11/30/2014	3		46,368

Total Warrants (cost $36,246)						106,464

Total Long–Term Investments (cost $544,734,090)						579,784,559

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2011

Investments	Principal Amount (000)	Fair Value
SHORT–TERM INVESTMENT 2.91%

Repurchase Agreement
Repurchase Agreement dated 6/30/2011, 0.01% due 7/1/2011 with Fixed Income Clearing Corp. collateralized by $18,045,000 of Federal Home Loan Mortgage Corp. at 1.00% due 11/8/2013; value: $18,067,556; proceeds: $17,709,583 (cost $17,709,578)	$17,710	$17,709,578

Total Investments in Securities 98.12% (cost $562,443,668)		597,494,137

Cash and Other Assets in Excess of Liabilities(f) 1.88%		11,419,891

Net Assets 100.00%		$608,914,028

ADR	American Depositary Receipt.
EUR	euro.
PIK	Payment-in-kind.
REIT	Real Estate Investment Trust.
*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2011.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount is less than 1,000 shares.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Defaulted security.
(f)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on open futures contracts, as follows:

Open Futures Contracts at June 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2011	24	Short	$(2,935,875)	$23,636

See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments in securities, at fair value (cost $562,443,668)	$597,494,137
Deposits with broker for futures collateral	26,400
Cash	48,345
Receivables:
Interest and dividends	9,598,472
Investment securities sold	6,600,974
Capital shares sold	1,548,031
Variation margin	12,375
From advisor (See Note 3)	9,892
Prepaid expenses and other assets	1,593
Total assets	615,340,219
LIABILITIES:
Payables:
Investment securities purchased	5,203,387
Management fee	247,894
Capital shares reacquired	165,498
Directors’ fees	42,688
Fund administration	19,831
Accrued expenses and other liabilities	746,893
Total liabilities	6,426,191
NET ASSETS	$608,914,028
COMPOSITION OF NET ASSETS:
Paid-in capital	$557,810,221
Undistributed net investment income	14,955,096
Accumulated net realized gain on investments, futures contracts and foreign currency related transactions	1,074,452
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	35,074,259
Net Assets	$608,914,028
Outstanding shares (200 million shares of common stock authorized, $.001 par value)	48,716,206
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$12.50

See Notes to Financial Statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

Investment income:
Dividends (net of foreign withholding taxes of $1,467)	$586,642
Interest and other	18,794,506
Total investment income	19,381,148
Expenses:
Management fee	1,447,194
Shareholder servicing	1,029,281
Fund administration	115,776
Reports to shareholders	30,374
Professional	29,245
Directors’ fees	8,270
Custody	8,247
Other	5,863
Gross expenses	2,674,250
Expense reductions (See Note 7)	(392)
Management fee waived (See Note 3)	(68,909)
Net expenses	2,604,949
Net investment income	16,776,199
Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	9,507,626
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	159,035
Net realized and unrealized gain	9,666,661
Net Increase in Net Assets Resulting From Operations	$26,442,860

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Operations:
Net investment income	$16,776,199	$30,564,119
Net realized gain on investments, futures contracts and foreign currency related transactions	9,507,626	11,245,108
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	159,035	16,464,593
Net increase in net assets resulting from operations	26,442,860	58,273,820
Distributions to shareholders from:
Net investment income	–	(31,666,310)
Capital share transactions (See Note 10):
Proceeds from sales of shares	90,380,728	143,567,251
Reinvestment of distributions	–	31,666,310
Cost of shares reacquired	(52,904,499)	(110,434,732)
Net increase in net assets resulting from capital share transactions	37,476,229	64,798,829
Net increase in net assets	63,919,089	91,406,339
NET ASSETS:
Beginning of period	$544,994,939	$453,588,600
End of period	$608,914,028	$544,994,939
Undistributed (distributions in excess of) net investment income	$14,955,096	$(1,821,103)

See Notes to Financial Statements.

Financial Highlights

	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.93		$11.28	$ 8.91	$11.77	$11.84	$11.49

Investment operations:

Net investment income(a)	.36		.73	.75	.70	.70	.63

Net realized and unrealized gain (loss)	.21		.66	2.32	(2.79)	.03	.44

Total from investment operations	.57		1.39	3.07	(2.09)	.73	1.07

Distributions to shareholders from:

Net investment income	–		(.74)	(.70)	(.74)	(.76)	(.72)

Net realized gain	–		–	–	(.03)	(.04)	–

Total distributions	–		(.74)	(.70)	(.77)	(.80)	(.72)

Net asset value, end of period	$12.50		$11.93	$11.28	$ 8.91	$11.77	$11.84

Total Return(b)	4.78	%(c)	12.31%	34.31%	(17.53)%	6.19%	9.33%

Ratios to Average Net Assets:

Expenses, excluding expense reductions, including management fee waived and expenses reimbursed	.45	%(c)	.90%	.86%	.87%	.90%	.91%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.45	%(c)	.90%	.86%	.87%	.90%	.90%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.46	%(c)	.94%	.96%	.94%	.95%	.96%

Net investment income	2.87	%(c)	6.12%	7.11%	6.32%	5.67%	5.31%

Supplemental Data:
Net assets, end of period (000)	$608,914		$544,995	$453,589	$278,856	$315,625	$257,180

Portfolio turnover rate	20.61	%(c)	39.29%	51.76%	34.22%	34.04%	37.88%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Bond-Debenture Portfolio (the “Fund”).

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

Notes to Financial Statements (unaudited)(continued)

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended December 31, 2007 through December 31, 2010. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)

When-Issued or Forward Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund generally has the ability to close out a

Notes to Financial Statements (unaudited)(continued)

purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(i)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(j)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$7,130,350	$–	$–	$7,130,350
Convertible Bonds	–	54,234,212	–	54,234,212
Convertible Preferred Stocks	15,027,919	4,703,140	–	19,731,059
Foreign Bonds	–	1,333,413	–	1,333,413
Government Sponsored Enterprises Bond	–	2,627,242	–	2,627,242
High Yield Corporate Bonds	–	493,221,696	–	493,221,696
Municipal Bond	–	851,260	–	851,260
Preferred Stocks	44,075	504,788	–	548,863
Warrants	46,368	60,096	–	106,464
Repurchase Agreement	–	17,709,578	–	17,709,578
Total	$22,248,712	$575,245,425	$–	$597,494,137
Other Financial Instruments
Futures Contracts
Assets	$23,636	$–	$–	$23,636
Liabilities	–	–	–	–
Total	$23,636	$–	$–	$23,636

(k)	Disclosures about Derivative Instruments and Hedging Activities–The Fund entered into U.S. Treasury futures contracts during the six months ended June 30, 2011 (as described in note 2(g)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2011, the Fund had a futures interest rate contract with a cumulative unrealized appreciation of $23,636, which is included in the Schedule of Investments. Only the current day’s variation margin is included in the Statement of Assets and Liabilities. Amounts of $73,191 and $(155,510) are included in the Statement of Operations related to futures contracts under the captions Net realized gain on investments, futures contracts and foreign currency related transactions and Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies, respectively. The average number of futures contracts throughout the period was 32.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Next $1 billion	.45%

For the six months ended June 30, 2011, the effective management fee, net waivers, was at an annualized rate of .48% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period January 1, 2011 through April 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .90%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2011, the Fund incurred expenses of $1,013,036 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

Notes to Financial Statements (unaudited)(continued)

The tax character of distributions paid during the six months ended June 30, 2011 and the fiscal year ended December 31, 2010 was as follows:

	Six Months Ended 6/30/2011 (unaudited)	Year Ended 12/31/2010
Distributions paid from:
Ordinary income	$–	$31,663,310
Total distributions paid	$–	$31,663,310

As of December 31, 2010, the capital loss carryforward, along with the related expiration date, was as follows:

2017	Total
$7,357,195	$7,357,195

As of June 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$565,287,397
Gross unrealized gain	39,011,494
Gross unrealized loss	(6,804,754)
Net unrealized security gain	$32,206,740

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, premium amortization and wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2011 were as follows:

Purchases	Sales
$150,436,415	$116,241,983

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2011.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the

Notes to Financial Statements (unaudited)(continued)

funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”) in which the Fund may substantially invest. Some issuers, particularly of high yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, while securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprise involved, they are not guaranteed by the U.S. Government.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests.

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information and other risks.

Notes to Financial Statements (unaudited)(concluded)

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

These factors can affect the Fund’s performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
Shares sold	7,308,114	12,081,085
Reinvestment of distributions	–	2,665,332
Shares reacquired	(4,274,507)	(9,278,377)
Increase	3,033,607	5,468,040

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Bond-Debenture Portfolio

LASFBD-3-0611

(08/11)

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Capital Structure Portfolio

For the six-month period ended June 30, 2011

Lord Abbett Series Fund — Capital Structure Portfolio

Semiannual Report

For the six-month period ended June 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Capital Structure Portfolio for the six-month period ended June 30, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/11 – 6/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/11	6/30/11	1/1/11 - 6/30/11
Class VC
Actual	$1,000.00	$1,053.80	$5.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2011

Sector*	%**
Consumer Discretionary	12.91%
Consumer Staples	6.14%
Energy	14.70%
Financials	13.24%
Health Care	9.99%
Industrials	13.19%
Information Technology	14.75%
Materials	7.18%
Telecommunication Services	5.13%
Utilities	2.08%
Short-Term Investment	0.69%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2011

Investments	Shares (000)	Fair Value
LONG-TERM INVESTMENTS 98.94%

COMMON STOCKS 57.11%

Aerospace & Defense 0.95%
Hexcel Corp.*	28	$612,920
Moog, Inc. Class A*	14	609,280

Total		1,222,200

Airlines 0.22%
United Continental Holdings, Inc.*	13	285,138

Auto Components 0.13%
Cooper-Standard Holdings, Inc.*	4	173,144

Automobiles 0.23%
Honda Motor Co., Ltd. ADR	8	297,297

Beverages 0.69%
PepsiCo, Inc.	13	880,375

Biotechnology 1.70%
Amgen, Inc.*	9	495,975
BioMarin Pharmaceutical, Inc.*	12	326,520
Celgene Corp.*	15	904,800
Human Genome Sciences, Inc.*	18	441,720

Total		2,169,015

Capital Markets 0.95%
Franklin Resources, Inc.	5	656,450
State Street Corp.	7	315,630
T. Rowe Price Group, Inc.	4	241,360

Total		1,213,440

Chemicals 2.74%
Celanese Corp. Series A	10	533,100
CF Industries Holdings, Inc.	2	283,340
Dow Chemical Co. (The)	15	540,000
LyondellBasell Industries NV Class A (Netherlands)(a)	13	486,893
Monsanto Co.	8	544,050
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	5	284,950
Rockwood Holdings, Inc.*	15	829,350

Total		3,501,683

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares (000)	Fair Value
Commercial Banks 2.62%
Huntington Bancshares, Inc.	33	$216,480
PNC Financial Services Group, Inc. (The)	5	298,050
Regions Financial Corp.	40	248,000
SunTrust Banks, Inc.	11	270,900
U.S. Bancorp	30	765,300
Wells Fargo & Co.	45	1,262,700
Zions Bancorporation	12	288,120

Total		3,349,550

Communications Equipment 0.86%
Aruba Networks, Inc.*	14	413,700
QUALCOMM, Inc.	12	681,480

Total		1,095,180

Computers & Peripherals 2.81%
Apple, Inc.*	5	1,510,515
Fortinet, Inc.*	20	545,800
Hewlett-Packard Co.	10	364,000
International Business Machines Corp.	5	857,750
QLogic Corp.*	20	318,400

Total		3,596,465

Consumer Finance 0.44%
Capital One Financial Corp.	11	568,370

Containers & Packaging 0.35%
Temple-Inland, Inc.	15	446,100

Distributors 0.42%
Genuine Parts Co.	10	544,000

Diversified Financial Services 2.00%
Bank of America Corp.	90	986,400
Fannie Mae*	11	3,611
JPMorgan Chase & Co.	33	1,351,020
SPDR S&P MidCap 400 ETF Trust	1	212,880

Total		2,553,911

Diversified Telecommunication Services 2.37%
AT&T, Inc.	42	1,319,220
CenturyLink, Inc.	21	835,122

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares (000)	Fair Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.	17	$614,295
Windstream Corp.	20	259,200

Total		3,027,837

Electric: Utilities 0.44%
UniSource Energy Corp.	15	559,950

Electrical Equipment 1.76%
A123 Systems, Inc.*	18	95,760
AMETEK, Inc.	5	235,725
Cooper Industries plc	5	298,350
Emerson Electric Co.	18	1,012,500
Rockwell Automation, Inc.	7	607,320

Total		2,249,655

Energy Equipment & Services 0.74%
Cameron International Corp.*	9	427,465
Schlumberger Ltd.	6	518,400

Total		945,865

Food & Staples Retailing 1.50%
CVS Caremark Corp.	12	432,170
Ingles Markets, Inc. Class A	32	522,980
SUPERVALU, INC.	18	169,380
Wal-Mart Stores, Inc.	15	797,100

Total		1,921,630

Food Products 1.60%
Archer Daniels Midland Co.	25	760,865
H.J. Heinz Co.	8	399,600
Kellogg Co.	9	470,220
Kraft Foods, Inc. Class A	12	422,760

Total		2,053,445

Hotels, Restaurants & Leisure 1.42%
Marriott International, Inc. Class A	12	425,880
McDonald’s Corp.	12	969,680
Starwood Hotels & Resorts Worldwide, Inc.	8	420,300

Total		1,815,860

Household Products 0.55%
Procter & Gamble Co. (The)	11	699,270

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares (000)	Fair Value
Industrial Conglomerates 1.15%
3M Co.	7	$663,950
General Electric Co.	30	565,800
Koninklijke Philips Electronics NV (Netherlands)(a)	10	246,823

Total		1,476,573

Information Technology Services 0.91%
SAIC, Inc.*	40	672,800
SRA International, Inc. Class A*	16	494,720

Total		1,167,520

Insurance 0.43%
MetLife, Inc.	13	548,375

Machinery 3.82%
Actuant Corp. Class A	30	804,900
Caterpillar, Inc.	5	479,070
Danaher Corp.	15	794,850
Dover Corp.	4	237,300
Pall Corp.	14	787,220
Parker Hannifin Corp.	10	852,530
Snap-on, Inc.	15	937,200

Total		4,893,070

Media 1.76%
Belo Corp. Class A	36	271,080
Charter Communications, Inc. Class A*	3	179,601
Interpublic Group of Cos., Inc. (The)	45	562,500
Omnicom Group, Inc.	8	385,280
Time Warner, Inc.	10	363,700
Walt Disney Co. (The)	13	488,000

Total		2,250,161

Metals & Mining 0.21%
Freeport-McMoRan Copper & Gold, Inc.	3	158,700
Titanium Metals Corp.	6	109,920

Total		268,620

Multi-Line Retail 1.11%
Kohl’s Corp.	12	600,120
Target Corp.	18	820,925

Total		1,421,045

See Notes to Financial Statements.

7

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares (000)	Fair Value
Oil, Gas & Consumable Fuels 8.94%
Chevron Corp.	26	$2,684,124
ConocoPhillips	29	2,142,915
Continental Resources, Inc.*	15	973,650
El Paso Corp.	49	979,700
EOG Resources, Inc.	8	784,125
Exxon Mobil Corp.	20	1,627,600
Hess Corp.	9	680,316
Marathon Oil Corp.	12	632,160
Petroleo Brasileiro SA ADR	17	506,220
Whiting Petroleum Corp.*	8	426,825

Total		11,437,635

Pharmaceuticals 4.60%
Bristol-Myers Squibb Co.	27	781,920
Johnson & Johnson	19	1,263,880
Merck & Co., Inc.	12	423,480
Mylan, Inc.*	53	1,308,349
Pfizer, Inc.	57	1,174,200
Salix Pharmaceuticals Ltd.*	7	278,810
Teva Pharmaceutical Industries Ltd. ADR	14	657,045

Total		5,887,684

Real Estate Investment Trusts 0.32%
Plum Creek Timber Co., Inc.	10	405,400

Road & Rail 1.09%
Kansas City Southern*	9	504,305
Union Pacific Corp.	9	887,400

Total		1,391,705

Semiconductors & Semiconductor Equipment 0.72%
Broadcom Corp. Class A*	6	201,840
Intel Corp.	21	465,360
PMC-Sierra, Inc.*	33	249,810

Total		917,010

Software 4.22%
Adobe Systems, Inc.*	17	534,650
Blackboard, Inc.*	7	282,035
Citrix Systems, Inc.*	4	280,000

See Notes to Financial Statements.

8

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments				Shares (000)	Fair Value
Software (continued)
Informatica Corp.*				10	$584,300
Microsoft Corp.				52	1,352,000
Nuance Communications, Inc.*				24	504,545
Oracle Corp.				23	756,930
Sourcefire, Inc.*				12	356,640
Synchronoss Technologies, Inc.*				12	380,760
Websense, Inc.*				14	363,580

Total					5,395,440

Specialty Retail 0.34%
Best Buy Co., Inc.				5	141,345
Home Depot, Inc. (The)				8	289,760

Total					431,105

Total Common Stocks (cost $58,749,331)					73,060,723

	Exercise Price		Expiration Date
CONTINGENT VALUE RIGHT 0.01%

Pharmaceuticals
Sanofi* (cost $7,062)	–	(b)	12/31/2020	40	7,230

	Interest Rate		Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 6.65%

Automobiles 0.40%
Ford Motor Co.	4.25%		11/15/2016	$300	515,625

Beverages 0.30%
Molson Coors Brewing Co.	2.50%		7/30/2013	350	385,875

Biotechnology 1.21%
BioMarin Pharmaceutical, Inc.	2.50%		3/29/2013	200	341,250
Gilead Sciences, Inc.	0.625%		5/1/2013	700	833,875
Vertex Pharmaceuticals, Inc.	3.35%		10/1/2015	300	379,125

Total					1,554,250

Computers & Peripherals 0.81%
EMC Corp.	1.75%		12/1/2013	225	395,438
NetApp, Inc.	1.75%		6/1/2013	250	427,187

See Notes to Financial Statements.

9

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Computers & Peripherals (continued)
SanDisk Corp.	1.50%	8/15/2017	$200	$212,500

Total				1,035,125

Electrical Equipment 0.57%
Roper Industries, Inc.	Zero Coupon	1/15/2034	700	726,250

Electronic Equipment, Instruments & Components 0.27%
Itron, Inc.	2.50%	8/1/2026	350	352,625

Energy Equipment & Services 0.17%
SunPower Corp.	4.75%	4/15/2014	200	213,000

Health Care Providers & Services 0.43%
Five Star Quality Care, Inc.	3.75%	10/15/2026	575	546,250

Information Technology Services 0.20%
CACI International, Inc.	2.125%	5/1/2014	200	253,250

Metals & Mining 0.55%
Newmont Mining Corp.	1.25%	7/15/2014	450	588,375
Newmont Mining Corp.	3.00%	2/15/2012	90	110,700

Total				699,075

Professional Services 0.20%
FTI Consulting, Inc.	3.75%	7/15/2012	200	254,000

Real Estate Investment Trusts 0.20%
ERP Operating LP	3.85%	8/15/2026	250	255,925

Semiconductors & Semiconductor Equipment 0.77%
Intel Corp.	2.95%	12/15/2035	500	519,375
Xilinx, Inc.	2.625%	6/15/2017	350	468,125

Total				987,500

Software 0.24%
Symantec Corp.	1.00%	6/15/2013	250	305,000

Wireless Telecommunication Services 0.33%
SBA Communications Corp.	4.00%	10/1/2014	300	422,250

Total Convertible Bonds (cost $7,955,902)				8,506,000

See Notes to Financial Statements.

10

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Shares (000)		Fair Value
CONVERTIBLE PREFERRED STOCKS 5.35%

Auto Components 0.35%
Autoliv, Inc. (Sweden)(a)	8.00%	4		$426,120
Cooper-Standard Holdings, Inc. PIK*	7.00%	–	(c)	21,896

Total				448,016

Automobiles 0.25%
General Motors Co.	4.75%	7		316,810

Capital Markets 0.74%
AMG Capital Trust I	5.10%	17		805,375
Legg Mason, Inc.	5.60%	4		146,587

Total				951,962

Commercial Banks 0.87%
Fifth Third Bancorp	8.50%	5		636,570
Wells Fargo & Co.	7.50%	–	(c)	477,000

Total				1,113,570

Communications Equipment 0.08%
Lucent Technologies Capital Trust I	7.75%	–	(c)	98,150

Diversified Financial Services 0.56%
Citigroup, Inc.	7.50%	6		720,900

Electric: Utilities 0.45%
NextEra Energy, Inc.	8.375%	11		575,535

Food Products 0.47%
Bunge Ltd.	4.875%	6		604,500

Insurance 0.81%
Hartford Financial Services Group, Inc. (The)	7.25%	10		260,600
MetLife, Inc.	5.00%	5		412,150
XL Group plc (Ireland)(a)	10.75%	12		357,120

Total				1,029,870

Oil, Gas & Consumable Fuels 0.77%
Apache Corp.	6.00%	15		988,800

Total Convertible Preferred Stocks (cost $6,013,038)				6,848,113

See Notes to Financial Statements.

11

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOANS(d) 0.57%

Diversified Financial Services 0.19%
Nuveen Investments, Inc. 2nd Lien Term Loan	12.50%	7/9/2015	$225	$240,188

Software 0.38%
Nuance Communications, Inc. Incremental Term Loan	1.95%	3/29/2013	496	494,196

Total Floating Rate Loans (cost $692,263)				734,384

			Shares (000)
FOREIGN COMMON STOCKS(e) 4.34%

France 0.57%

Automobiles 0.25%
Renault SA			5	317,239

Electrical Equipment 0.32%
Alstom SA			7	419,583

Total France				736,822

Germany 0.84%

Air Freight & Logistics 0.27%
Deutsche Post AG Registered Shares			18	345,429

Household Products 0.27%
Henkel KGaA			6	338,916

Software 0.30%
SAP AG			6	386,263

Total Germany				1,070,608

Japan 0.25%

Household Durables
Sony Corp.			12	316,623

Norway 0.40%

Commercial Banks
DnB NOR ASA			37	512,679

See Notes to Financial Statements.

12

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments			Shares (000)	Fair Value
Singapore 0.22%

Airlines
Singapore Airlines Ltd.			24	$277,781

Switzerland 1.04%

Chemicals 0.29%
Syngenta AG Registered Shares*			1	371,746

Food Products 0.28%
Nestle SA Registered Shares			6	356,258

Pharmaceuticals 0.47%
Roche Holding Ltd. AG			4	603,719

Total Switzerland				1,331,723

United Kingdom 1.02%

Metals & Mining 0.57%
Anglo American plc			9	431,070
Vedanta Resources plc			9	292,861

Total				723,931

Wireless Telecommunication Services 0.45%
Vodafone Group plc			217	576,289

Total United Kingdom				1,300,220

Total Foreign Common Stocks (cost $4,806,666)				5,546,456

	Interest Rate	Maturity Date	Principal Amount (000)
HIGH YIELD CORPORATE BONDS 24.87%

Aerospace & Defense 0.29%
GeoEye, Inc.	9.625%	10/1/2015	$300	340,500
Huntington Ingalls Industries, Inc.†	7.125%	3/15/2021	25	26,000

Total				366,500

Airlines 0.26%
United Airlines, Inc.†	9.875%	8/1/2013	315	332,325

See Notes to Financial Statements.

13

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Auto Components 0.12%
Dana Holding Corp.	6.75%	2/15/2021	$100	$99,125
Goodyear Tire & Rubber Co. (The)	10.50%	5/15/2016	49	55,370

Total				154,495

Automobiles 0.46%
Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021	200	197,000
TRW Automotive, Inc.†	8.875%	12/1/2017	350	393,750

Total				590,750

Building Products 0.11%
New Enterprise Stone & Lime Co., Inc.†	11.00%	9/1/2018	150	139,500

Capital Markets 0.64%
Nuveen Investments, Inc.	10.50%	11/15/2015	450	462,375
Pinafore LLC/Pinafore, Inc.†	9.00%	10/1/2018	50	54,125
Raymond James Financial, Inc.	8.60%	8/15/2019	250	305,762

Total				822,262

Chemicals 0.72%
Chemtura Corp.	7.875%	9/1/2018	300	315,750
Dow Chemical Co. (The)	8.55%	5/15/2019	118	152,384
INEOS Group Holdings plc (United Kingdom)†(a)	8.50%	2/15/2016	275	272,937
Lyondell Chemical Co.†	8.00%	11/1/2017	160	178,400

Total				919,471

Commercial Banks 0.31%
SVB Financial Group	5.375%	9/15/2020	125	125,828
Zions Bancorporation	7.75%	9/23/2014	250	274,310

Total				400,138

Commercial Services & Supplies 0.95%
Bunge NA Finance LP	5.90%	4/1/2017	175	191,507
Clean Harbors, Inc.†	7.625%	8/15/2016	125	133,125
First Data Corp.†	8.25%	1/15/2021	224	220,640
First Data Corp.	9.875%	9/24/2015	51	52,658
First Data Corp.†	12.625%	1/15/2021	224	240,800
International Lease Finance Corp.	6.25%	5/15/2019	75	73,392
International Lease Finance Corp.	8.25%	12/15/2020	50	54,125
International Lease Finance Corp.	8.75%	3/15/2017	225	246,656

Total				1,212,903

See Notes to Financial Statements.

14

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Communications Equipment 1.15%
Avaya, Inc.†	7.00%		4/1/2019		$300	$291,750
Brocade Communications Systems, Inc.	6.625%		1/15/2018		600	636,000
Brocade Communications Systems, Inc.	6.875%		1/15/2020		150	162,375
CommScope, Inc.†	8.25%		1/15/2019		375	388,125

Total						1,478,250

Consumer Finance 0.18%
Springleaf Finance Corp.	6.90%		12/15/2017		250	230,625

Containers & Packaging 0.72%
Ardagh Packaging Finance plc (Ireland)†(a)	7.375%		10/15/2017		200	207,000
Ardagh Packaging Finance plc (Ireland)†(a)	9.125%		10/15/2020		200	211,500
Ball Corp.	7.375%		9/1/2019		150	164,625
Crown Cork & Seal Co., Inc.	7.375%		12/15/2026		350	344,750

Total						927,875

Diversified Financial Services 1.07%
Capital One Capital VI	8.875%		5/15/2040		400	414,563
New York City Industrial Development Agency†	11.00%		3/1/2029		200	251,582
RBS Global, Inc./Rexnord LLC	8.50%		5/1/2018		250	265,313
RBS Global, Inc./Rexnord LLC	11.75%		8/1/2016		325	345,312
Wachovia Capital Trust III	5.57%	#	–	(f)	100	91,875

Total						1,368,645

Diversified Telecommunication Services 1.15%
Intelsat Luxembourg SA (Luxembourg)(a)	11.25%		2/4/2017		450	484,312
SBA Telecommunications, Inc.	8.25%		8/15/2019		300	322,500
Windstream Corp.	7.00%		3/15/2019		650	659,750

Total						1,466,562

Electric: Utilities 0.25%
Ameren Illinois Co.	9.75%		11/15/2018		150	197,382
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%		10/1/2020		125	123,438

Total						320,820

Energy Equipment & Services 0.10%
Dresser-Rand Group, Inc.†	6.50%		5/1/2021		75	77,625
SESI LLC†	6.375%		5/1/2019		50	49,625

Total						127,250

See Notes to Financial Statements.

15

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food Products 0.20%
Blue Merger Sub, Inc.†	7.625%	2/15/2019	$125	$126,875
Corn Products International, Inc.	4.625%	11/1/2020	125	126,333

Total				253,208

Health Care Equipment & Supplies 0.59%
Bausch & Lomb, Inc.	9.875%	11/1/2015	500	532,500
Biomet, Inc.	10.00%	10/15/2017	200	219,000

Total				751,500

Health Care Providers & Services 0.69%
Community Health Systems, Inc.	8.875%	7/15/2015	250	258,125
STHI Holding Corp.†	8.00%	3/15/2018	100	102,000
United Surgical Partners International, Inc. PIK	9.25%	5/1/2017	250	262,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	250	259,375

Total				882,000

Hotels, Restaurants & Leisure 1.56%
Caesar’s Entertainment Operating Co., Inc.	5.625%	6/1/2015	200	162,500
Hyatt Hotels Corp.†	5.75%	8/15/2015	355	373,591
Marina District Finance Co., Inc.	9.875%	8/15/2018	300	312,750
McDonald’s Corp.	5.00%	2/1/2019	350	389,580
River Rock Entertainment Authority (The)	9.75%	11/1/2011	20	17,850
Starwood Hotels & Resorts Worldwide, Inc.	7.875%	10/15/2014	200	229,500
Station Casinos, Inc.(g)	6.50%	2/1/2014	250	25
Wendy’s/Arby’s Restaurants LLC	10.00%	7/15/2016	250	278,125
Wyndham Worldwide Corp.	5.75%	2/1/2018	150	155,100
Wynn Las Vegas LLC/Capital Corp.	7.75%	8/15/2020	75	81,844

Total				2,000,865

Household Durables 0.30%
Armored AutoGroup, Inc.†	9.25%	11/1/2018	75	74,625
Lennar Corp.	12.25%	6/1/2017	250	306,875

Total				381,500

Independent Power Producers & Energy Traders 0.27%
AES Corp. (The)	8.00%	10/15/2017	325	346,125

See Notes to Financial Statements.

16

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology Services 0.89%
SunGard Data Systems, Inc.	7.375%		11/15/2018	$150	$150,750
SunGard Data Systems, Inc.	7.625%		11/15/2020	100	101,500
SunGard Data Systems, Inc.	10.25%		8/15/2015	850	881,875

Total					1,134,125

Insurance 0.21%
Liberty Mutual Group, Inc.†	10.75%		6/15/2058	200	267,500

Leisure Equipment & Products 0.47%
Expedia, Inc.	8.50%		7/1/2016	150	164,250
Speedway Motorsports, Inc.	8.75%		6/1/2016	400	433,500

Total					597,750

Machinery 0.45%
Oshkosh Corp.	8.50%		3/1/2020	250	271,875
Park-Ohio Industries, Inc.†	8.125%		4/1/2021	300	301,500

Total					573,375

Media 2.00%
Affinion Group, Inc.	11.50%		10/15/2015	475	492,812
AMC Networks, Inc.†	7.75%		7/15/2021	150	157,125
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%		4/30/2020	200	217,000
Cumulus Media, Inc.†	7.75%		5/1/2019	200	194,000
DISH DBS Corp.†	6.75%		6/1/2021	400	412,000
EH Holding Corp.†	7.625%		6/15/2021	200	205,000
Gray Television, Inc.	10.50%		6/29/2015	150	156,750
Mediacom Broadband LLC	8.50%		10/15/2015	500	515,000
Mediacom Communications Corp.	9.125%		8/15/2019	100	106,000
WMG Acquisition Corp.	9.50%		6/15/2016	100	106,000

Total					2,561,687

Metals & Mining 0.85%
AEP Industries, Inc.†	8.25%		4/15/2019	200	201,500
Arch Coal, Inc.†	7.25%		6/15/2021	300	301,875
Cliffs Natural Resources, Inc.	5.90%		3/15/2020	150	162,677
FMG Resources (August 2006) Pty Ltd. (Australia)†(a)	6.875%		2/1/2018	125	127,500
Mirabela Nickel Ltd. (Australia)†(a)	8.75%		4/15/2018	150	150,000
Noranda Aluminum Acquisition Corp. PIK	4.417%	#	5/15/2015	158	149,384

Total					1,092,936

See Notes to Financial Statements.

17

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Multi-Line Retail 0.28%
Macy’s Retail Holdings, Inc.	8.125%	7/15/2015	$300	$357,375

Multi-Utilities 0.67%
AES Corp. (The)†	7.375%	7/1/2021	120	121,950
Black Hills Corp.	9.00%	5/15/2014	350	405,890
NiSource Finance Corp.	10.75%	3/15/2016	250	326,990

Total				854,830

Oil, Gas & Consumable Fuels 3.93%
Chaparral Energy, Inc.	8.25%	9/1/2021	500	506,250
Concho Resources, Inc.	7.00%	1/15/2021	150	155,625
CONSOL Energy, Inc.	8.25%	4/1/2020	400	438,000
Continental Resources, Inc.	8.25%	10/1/2019	750	823,125
El Paso Corp.	7.00%	6/15/2017	500	568,187
El Paso Corp.	7.25%	6/1/2018	250	282,056
Energy XXI Gulf Coast, Inc.†	7.75%	6/15/2019	200	199,500
Forest Oil Corp.	7.25%	6/15/2019	200	205,000
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	300	317,070
LINN Energy LLC/LINN Energy Finance Corp.†	7.75%	2/1/2021	150	156,750
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	200	201,750
Oasis Petroleum, Inc.†	7.25%	2/1/2019	275	273,625
OGX Petroleo e Gas Participacoes SA (Brazil)†(a)	8.50%	6/1/2018	225	232,538
SandRidge Energy, Inc.†	7.50%	3/15/2021	175	177,406
SM Energy Co.†	6.625%	2/15/2019	200	201,000
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	250	289,073

Total				5,026,955

Paper & Forest Products 0.16%
Longview Fibre Paper & Packaging, Inc.†	8.00%	6/1/2016	200	202,000

Personal Products 0.16%
Elizabeth Arden, Inc.	7.375%	3/15/2021	200	209,250

Pharmaceuticals 0.25%
Mylan, Inc.†	7.625%	7/15/2017	50	54,750
Mylan, Inc.†	7.875%	7/15/2020	50	55,125
Valeant Pharmaceuticals International†	6.75%	8/15/2021	225	214,875

Total				324,750

See Notes to Financial Statements.

18

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 0.10%
Host Hotels & Resorts LP	6.375%	3/15/2015	$125	$128,125

Real Estate Management & Development 0.30%
ProLogis	6.875%	3/15/2020	350	387,114

Road & Rail 0.22%
Florida East Coast Railway Corp.†	8.125%	2/1/2017	225	233,437
Kansas City Southern de Mexico SA de CV (Mexico)†(a)	6.125%	6/15/2021	50	50,250

Total				283,687

Semiconductors & Semiconductor Equipment 0.08%
Sensata Technologies BV (Netherlands)†(a)	6.50%	5/15/2019	100	100,250

Specialty Retail 0.49%
Brookstone Co., Inc.†	13.00%	10/15/2014	196	167,090
Limited Brands, Inc.	8.50%	6/15/2019	400	458,000

Total				625,090

Textiles, Apparel & Luxury Goods 0.24%
Polymer Group, Inc.†	7.75%	2/1/2019	300	302,250

Thrifts & Mortgage Finance 0.00%
Washington Mutual Bank(g)	6.875%	6/15/2011	275	1,031

Tobacco 0.10%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA†	8.75%	5/15/2018	125	123,438

Transportation Infrastructure 0.11%
Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	150	143,389

Wireless Telecommunication Services 0.82%
Clearwire Communications LLC/Clearwire Finance, Inc.†	12.00%	12/1/2017	250	262,500
Intelsat Jackson Holdings SA (Luxembourg)†(a)	7.50%	4/1/2021	200	199,250
Intelsat Jackson Holdings SA (Luxembourg)(a)	11.25%	6/15/2016	100	106,250
Sprint Capital Corp.	6.90%	5/1/2019	350	362,250
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	100	113,750

Total				1,044,000

Total High Yield Corporate Bonds (cost $30,523,299)				31,814,476

See Notes to Financial Statements.

19

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate		Shares (000)		Fair Value
PREFERRED STOCK 0.02%

Thrifts & Mortgage Finance
Fannie Mae* cost ($213,465)	Zero Coupon		9		$18,275

	Exercise Price	Expiration Date
WARRANTS 0.02%

Auto Components 0.01%
Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	–	(c)	10,008

Media 0.01%
Charter Communications, Inc.*	46.86	11/30/2014	1		17,822

Total Warrants (cost $8,559)					27,830

Total Long-Term Investments (cost $108,969,585)					126,563,487

			Principal Amount (000)

SHORT-TERM INVESTMENT 0.69%

Repurchase Agreement
Repurchase Agreement dated 6/30/2011, 0.01% due 7/1/2011 with Fixed Income Clearing Corp. collateralized by $905,000 of Federal Home Loan Mortgage Corp. at 1.00% due 11/8/2013; value: $906,131; proceeds: $884,748 (cost $884,747)			$885		884,747

Total Investments in Securities 99.63% (cost $109,854,332)					127,448,234

Foreign Cash, Cash and Assets in Excess of Liabilities(h) 0.37%					474,535

Net Assets 100.00%					$127,922,769

See Notes to Financial Statements.

20

Schedule of Investments (unaudited)(concluded)

June 30, 2011

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PIK	Payment-in-kind.
*	Non-income producing security.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2011.
(a)	Foreign security traded in U.S. dollars.
(b)	Contingent Value Right entitles the holder to receive cash payments if specified milestones are achieved.
(c)	Amount is less than 1,000 shares.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at June 30, 2011.
(e)	Investment in non-U.S. dollar denominated securities.
(f)	Security is perpetual in nature and has no stated maturity.
(g)	Defaulted security.
(h)	Foreign Cash, Cash and Other Assets in Excess of Liabilities include unrealized appreciation on open futures contracts, as follows:

Open Futures Contracts at June 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	September 2011	10	Short	$(1,223,281)	$9,847

See Notes to Financial Statements.

21

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments in securities, at fair value (cost $109,854,332)	$127,448,234
Deposits with broker for futures collateral	11,000
Cash	3,375
Foreign cash, at value (cost $70,067)	75,155
Receivables:
Interest and dividends	810,521
Investment securities sold	417,173
Capital shares sold	26,472
From advisor (See Note 3)	7,730
Variation margin	5,156
Total assets	128,804,816
LIABILITIES:
Payables:
Investment securities purchased	636,945
Management fee	77,393
Directors’ fees	8,526
Capital shares reacquired	6,774
Fund administration	4,128
Accrued expenses and other liabilities	148,281
Total liabilities	882,047
NET ASSETS	$127,922,769
COMPOSITION OF NET ASSETS:
Paid-in capital	$125,914,256
Undistributed net investment income	1,434,301
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(17,034,712)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	17,608,924
Net Assets	$127,922,769
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	9,064,923
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$14.11

See Notes to Financial Statements.

22

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

Investment income:
Dividends (net of foreign withholding taxes of $18,279)	$1,002,941
Interest and other	1,291,243
Total investment income	2,294,184
Expenses:
Management fee	474,871
Shareholder servicing	229,519
Fund administration	25,327
Professional	22,250
Reports to shareholders	16,237
Custody	4,582
Directors’ fees	1,848
Other	1,552
Gross expenses	776,186
Expense reductions (See Note 7)	(87)
Management fee waived (See Note 3)	(47,963)
Net expenses	728,136
Net investment income	1,566,048
Net realized and unrealized gain:
Net realized gain on investments, futures contracts and foreign currency related transactions	3,067,778
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	2,074,266
Net realized and unrealized gain	5,142,044
Net Increase in Net Assets Resulting From Operations	$6,708,092

See Notes to Financial Statements.

23

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Operations:
Net investment income	$1,566,048	$3,246,520
Net realized gain on investments, futures contracts and foreign currency related transactions	3,067,778	2,431,321
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	2,074,266	10,706,589
Net increase in net assets resulting from operations	6,708,092	16,384,430
Distributions to shareholders from:
Net investment income	–	(3,354,425)
Capital share transactions (See Note 10):
Proceeds from sales of shares	6,892,949	9,867,715
Reinvestment of distributions	–	3,354,423
Cost of shares reacquired	(10,070,587)	(18,623,836)
Net decrease in net assets resulting from capital share transactions	(3,177,638)	(5,401,698)
Net increase in net assets	3,530,454	7,628,307
NET ASSETS:
Beginning of period	$124,392,315	$116,764,008
End of period	$127,922,769	$124,392,315
Undistributed (distributions in excess of) net investment income	$1,434,301	$(131,747)

See Notes to Financial Statements.

24

Financial Highlights

	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.39		$11.98	$10.02	$14.79	$15.28	$13.93

Investment operations:

Net investment income(a)	.17		.34	.38	.49	.47	.39

Net realized and unrealized gain (loss)	.55		1.44	1.97	(4.41)	.02	1.64

Total from investment operations	.72		1.78	2.35	(3.92)	.49	2.03

Distributions to shareholders from:

Net investment income	–		(.37)	(.39)	(.53)	(.48)	(.37)

Net realized gain	–		–	–	(.32)	(.50)	(.31)

Total distributions	–		(.37)	(.39)	(.85)	(.98)	(.68)

Net asset value, end of period	$14.11		$13.39	$11.98	$10.02	$14.79	$15.28

Total Return(b)	5.38	%(c)	14.77%	23.41%	(26.19)%	3.16%	14.55%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.15%	1.14%	1.15%	1.15%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.57	%(c)	1.15%	1.15%	1.14%	1.14%	1.15%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.61	%(c)	1.24%	1.27%	1.29%	1.20%	1.27%

Net investment income	1.23	%(c)	2.76%	3.52%	3.83%	2.92%	2.67%

Supplemental Data:
Net assets, end of period (000)	$127,923		$124,392	$116,764	$92,578	$128,675	$97,741

Portfolio turnover rate	14.75	%(c)	35.78%	54.60%	69.31%	28.41%	35.51%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

25

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Capital Structure Portfolio (the “Fund”).

The Fund’s investment objective is to seek current income and capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

26

Notes to Financial Statements (unaudited)(continued)

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended December 31, 2007 through December 31, 2010. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts, and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments, futures contracts, and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(h)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)

When-Issued or Forward Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the

27

Notes to Financial Statements (unaudited)(continued)

future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of June 30, 2011, the Fund had no unfunded loan commitments.

(k)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or

28

Notes to Financial Statements (unaudited)(continued)

the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$72,813,900	$246,823	$–	$73,060,723
Contingent Value Right	7,230	–	–	7,230
Convertible Bonds	–	8,506,000	–	8,506,000
Convertible Preferred Stocks	4,255,502	2,592,611	–	6,848,113
Floating Rate Loans	–	734,384	–	734,384
Foreign Common Stocks	338,916	5,207,540	–	5,546,456
High Yield Corporate Bonds	–	31,814,476	–	31,814,476
Preferred Stock	18,275	–	–	18,275
Warrants	17,822	10,008	–	27,830
Repurchase Agreement	–	884,747	–	884,747
Total	$77,451,645	$49,996,589	$–	$127,448,234
Other Financial Instruments
Futures Contracts
Assets	$9,847	–	$–	$9,847
Liabilities	–	–	–	–
Total	$9,847	$–	$–	$9,847

*	See Schedule of Investments for fair values in each industry.

(l)	Disclosures about Derivative Instruments and Hedging Activities–The Fund entered into U.S. Treasury futures contracts during the six months ended June 30, 2011 (as described in note 2(g)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

29

Notes to Financial Statements (unaudited)(continued)

As of June 30, 2011, the Fund had a futures interest rate contract with a cumulative unrealized gain of $9,847, which is included in the Schedule of Investments. Only the current day’s variation margin is included in the Statement of Assets and Liabilities. Amounts of $51,782 and $9,847 are included in the Statement of Operations related to futures contracts under the captions Net realized gain on investments, futures contracts and foreign currency related transactions and Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies, respectively. The average number of futures contracts throughout the period was 14.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2011, the effective management fee, net of waivers, was at an annualized rate of .67% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period January 1, 2011 through April 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2011, the Fund incurred expenses of $221,607 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if

30

Notes to Financial Statements (unaudited)(continued)

any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2011 and the fiscal year ended December 31, 2010 was as follows:

	Six Months Ended 6/30/2011 (unaudited)	Year Ended 12/31/2010
Distributions paid from:
Ordinary income	$–	$3,354,425
Total distributions paid	$–	$3,354,425

As of December 31, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$9,207,095	$10,745,726	$19,952,821

As of June 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$110,060,521
Gross unrealized gain	21,054,782
Gross unrealized loss	(3,667,069)
Net unrealized security gain	$17,387,713

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization, wash sales and certain securities.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2011 were as follows:

Purchases	Sales
$18,765,256	$20,624,803

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2011.

31

Notes to Financial Statements (unaudited)(continued)

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The value of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The value of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield debt securities (sometimes called “lower-rated debt securities” or “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities.

A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

32

Notes to Financial Statements (unaudited)(concluded)

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. The prepayment rate also will affect the price and volatility of a mortgage-related security.

The Fund may invest up to 20% of its assets in foreign securities. The Fund’s exposure to foreign companies (and ADRs) presents increased market, liquidity, currency, political and other risks. The Fund may invest up to 15% of its net assets in senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships, or other business entities.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, if Lord Abbett correctly forecasts market movements, changes in foreign exchange and interest rates, and other factors. If Lord Abbett incorrectly forecasts these and other factors, the Fund’s performance could suffer.

These factors can affect the Fund’s performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
Shares sold	493,567	797,596
Reinvestment of distributions	–	251,090
Shares reacquired	(721,030)	(1,499,567)
Decrease	(227,463)	(450,881)

33

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

34

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Capital Structure Portfolio

SFCS-PORT-3-0611

(08/11)

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Classic Stock Portfolio

For the six-month period ended June 30, 2011

Lord Abbett Series Fund — Classic Stock Portfolio

Semiannual Report

For the six-month period ended June 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Classic Stock Portfolio for the six-month period ended June 30, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/11 – 6/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/11	6/30/11	1/1/11 - 6/30/11
Class VC
Actual	$1,000.00	$1,002.40	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2011

Sector*	%**
Consumer Discretionary	12.13%
Consumer Staples	5.98%
Energy	11.66%
Financials	16.11%
Health Care	11.58%
Industrials	12.16%
Information Technology	16.52%
Materials	7.60%
Telecommunication Services	2.86%
Utilities	1.15%
Short-Term Investment	2.25%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.21%

Aerospace & Defense 3.95%
Boeing Co. (The)	1,431	$106
Goodrich Corp.	3,402	325
Honeywell International, Inc.	4,023	240
Precision Castparts Corp.	2,035	335
United Technologies Corp.	4,387	388

Total		1,394

Airlines 0.29%
AMR Corp.*	18,815	102

Automobiles 0.39%
General Motors Co.*	4,590	139

Beverages 2.32%
Coca-Cola Co. (The)	5,695	383
PepsiCo, Inc.	6,188	436

Total		819

Biotechnology 1.55%
Amgen, Inc.*	1,430	83
Celgene Corp.*	2,683	162
Gilead Sciences, Inc.*	1,862	77
Human Genome Sciences, Inc.*	9,125	224

Total		546

Capital Markets 3.81%
Franklin Resources, Inc.	482	63
Goldman Sachs Group, Inc. (The)	4,126	549
Morgan Stanley	11,854	273
State Street Corp.	4,116	185
T. Rowe Price Group, Inc.	4,552	275

Total		1,345

Chemicals 5.52%
Albemarle Corp.	1,278	89
Celanese Corp. Series A	4,903	261

Investments	Shares	Fair Value (000)
CF Industries Holdings, Inc.	544	$77
Dow Chemical Co. (The)	10,822	390
E.I. du Pont de Nemours & Co.	3,390	183
LyondellBasell Industries NV Class A (Netherlands)(a)	3,458	133
Monsanto Co.	5,175	375
Mosaic Co. (The)	1,002	68
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	6,494	370

Total		1,946

Commercial Banks 4.51%
Fifth Third Bancorp	21,685	276
PNC Financial Services Group, Inc. (The)	4,538	270
Regions Financial Corp.	25,607	159
SunTrust Banks, Inc.	5,758	149
U.S. Bancorp	10,185	260
Wells Fargo & Co.	16,986	477

Total		1,591

Communications Equipment 1.79%
Cisco Systems, Inc.	4,438	69
QUALCOMM, Inc.	9,893	562

Total		631

Computers & Peripherals 6.17%
Apple, Inc.*	3,954	1,327
Dell, Inc.*	21,548	359
EMC Corp.*	14,268	393
Hewlett-Packard Co.	2,703	99

Total		2,178

Consumer Finance 1.15%
Capital One Financial Corp.	7,820	404

Diversified Financial Services 4.38%
Bank of America Corp.	51,348	563
Citigroup, Inc.	6,633	276

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares	Fair Value (000)
Diversified Financial Services (continued)
JPMorgan Chase & Co.	17,223	$705

Total		1,544

Diversified Telecommunication Services 2.87%
AT&T, Inc.	10,989	345
CenturyLink, Inc.	9,422	381
Verizon Communications, Inc.	7,715	287

Total		1,013

Electric: Utilities 0.53%
NextEra Energy, Inc.	1,815	105
Progress Energy, Inc.	1,733	83

Total		188

Electrical Equipment 0.73%
Emerson Electric Co.	4,578	258

Electronic Equipment, Instruments & Components 0.44%
Corning, Inc.	8,623	157

Energy Equipment & Services 1.99%
Schlumberger Ltd.	6,466	559
Weatherford International Ltd. (Switzerland)*(a)	7,616	143

Total		702

Food & Staples Retailing 0.90%
CVS Caremark Corp.	5,506	207
Wal-Mart Stores, Inc.	2,070	110

Total		317

Food Products 0.24%
Kellogg Co.	1,526	84

Health Care Equipment & Supplies 1.04%
Baxter International, Inc.	6,150	367

Health Care Providers & Services 4.00%
Express Scripts, Inc.*	7,942	428

Investments	Shares	Fair Value (000)
HCA Holdings, Inc.*	5,569	$184
Medco Health Solutions, Inc.*	3,591	203
UnitedHealth Group, Inc.	5,546	286
WellPoint, Inc.	3,958	312

Total		1,413

Hotels, Restaurants & Leisure 5.34%
Boyd Gaming Corp.*	4,068	35
Carnival Corp.	9,523	358
Darden Restaurants, Inc.	2,523	126
Gaylord Entertainment Co.*	1,792	54
Hyatt Hotels Corp. Class A*	4,064	166
Marriott International, Inc. Class A	5,245	186
MGM Resorts International*	23,905	316
Royal Caribbean Cruises Ltd.*	2,363	89
Starwood Hotels & Resorts Worldwide, Inc.	4,305	241
Wynn Resorts Ltd.	2,174	312

Total		1,883

Household Products 1.92%
Colgate-Palmolive Co.	2,407	210
Procter & Gamble Co. (The)	7,354	468

Total		678

Industrial Conglomerates 1.22%
General Electric Co.	22,789	430

Information Technology Services 0.35%
MasterCard, Inc. Class A	416	125

Insurance 1.51%
MetLife, Inc.	5,678	249
Prudential Financial, Inc.	4,452	283

Total		532

Internet & Catalog Retail 0.13%
Amazon.com, Inc.*	230	47

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares	Fair Value (000)
Internet Software & Services 1.70%
Google, Inc. Class A*	1,182	$599

Machinery 2.20%
Dover Corp.	3,392	230
Eaton Corp.	4,589	236
PACCAR, Inc.	5,033	257
Parker Hannifin Corp.	602	54

Total		777

Media 2.71%
DreamWorks Animation SKG, Inc. Class A*	875	18
Interpublic Group of Cos., Inc. (The)	30,412	380
Time Warner, Inc.	6,088	221
Walt Disney Co. (The)	8,609	336

Total		955

Metals & Mining 2.12%
Freeport-McMoRan Copper & Gold, Inc.	6,129	324
Newmont Mining Corp.	1,648	89
Reliance Steel & Aluminum Co.	2,150	107
United States Steel Corp.	4,938	227

Total		747

Multi-Line Retail 1.23%
J.C. Penney Co., Inc.	3,233	111
Macy’s, Inc.	2,829	83
Target Corp.	5,116	240

Total		434

Multi-Utilities 0.63%
Dominion Resources, Inc.	2,565	124
PG&E Corp.	2,304	97

Total		221

Oil, Gas & Consumable Fuels 9.72%
Anadarko Petroleum Corp.	3,537	272

Investments	Shares	Fair Value (000)
Apache Corp.	2,287	$282
Chevron Corp.	3,747	385
Continental Resources, Inc.*	2,427	158
Devon Energy Corp.	2,138	169
EOG Resources, Inc.	1,799	188
Exxon Mobil Corp.	7,710	627
Hess Corp.	6,400	478
Occidental Petroleum Corp.	2,537	264
Petrohawk Energy Corp.*	2,411	60
Range Resources Corp.	1,123	62
Southwestern Energy Co.*	2,527	108
Suncor Energy, Inc. (Canada)(a)	9,664	378

Total		3,431

Pharmaceuticals 5.04%
Abbott Laboratories	4,321	227
Johnson & Johnson	8,599	572
Merck & Co., Inc.	10,620	375
Pfizer, Inc.	29,424	606

Total		1,780

Professional Services 1.21%
Monster Worldwide, Inc.*	29,041	426

Real Estate Investment Trusts 0.83%
Host Hotels & Resorts, Inc.	17,353	294

Road & Rail 2.62%
Hertz Global Holdings, Inc.*	17,249	274
Union Pacific Corp.	6,239	651

Total		925

Semiconductors & Semiconductor Equipment 1.76%
Broadcom Corp. Class A*	3,470	117
Intel Corp.	7,430	164
Micron Technology, Inc.*	23,638	177
Texas Instruments, Inc.	4,928	162

Total		620

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(concluded)

June 30, 2011

Investments	Shares	Fair Value (000)
Software 4.39%
Activision Blizzard, Inc.	6,218	$73
Adobe Systems, Inc.*	11,014	346
Microsoft Corp.	18,608	484
Oracle Corp.	9,092	299
VMware, Inc. Class A*	3,448	346

Total		1,548

Specialty Retail 2.38%
Dick’s Sporting Goods, Inc.*	13,601	523
Home Depot, Inc. (The)	8,760	317

Total		840

Tobacco 0.63%
Altria Group, Inc.	8,432	223

Total Common Stocks (cost $28,425,697)		34,653

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.27%

Repurchase Agreement
Repurchase Agreement dated 6/30/2011, 0.01% due 7/1/2011 with Fixed Income Clearing Corp. collateralized by $760,000 of Federal Home Loan Bank at 3.625% due 10/18/2013; value: $816,050; proceeds: $798,784 (cost $798,784)	$799	799

Total Investments in Securities 100.48% (cost $29,224,481)		35,452

Liabilities in Excess of Other Assets (0.48%)		(168)

Net Assets 100.00%		$35,284

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments in securities, at fair value (cost $29,224,481)	$35,452,211
Receivables:
Investment securities sold	83,078
Interest and dividends	31,897
Capital shares sold	10,351
From advisor (See Note 3)	9,968
Prepaid expenses	34
Total assets	35,587,539
LIABILITIES:
Payables:
Investment securities purchased	187,313
Management fee	19,871
Capital shares reacquired	1,919
Directors’ fees	1,788
Fund administration	1,135
Accrued expenses and other liabilities	91,735
Total liabilities	303,761
NET ASSETS	$35,283,778
COMPOSITION OF NET ASSETS:
Paid-in capital	$31,296,097
Undistributed net investment income	70,774
Accumulated net realized loss on investments	(2,310,823)
Net unrealized appreciation on investments	6,227,730
Net Assets	$35,283,778
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	2,861,994
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$12.33

See Notes to Financial Statements.

8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

Investment income:
Dividends (net of foreign withholding taxes of $455)	$240,088
Interest	62
Total investment income	240,150
Expenses:
Management fee	123,593
Shareholder servicing	65,830
Professional	18,464
Reports to shareholders	13,605
Fund administration	7,062
Custody	1,574
Directors’ fees	514
Other	414
Gross expenses	231,056
Expense reductions (See Note 7)	(24)
Management fee waived (See Note 3)	(63,300)
Net expenses	167,732
Net investment income	72,418
Net realized and unrealized gain (loss):
Net realized gain on investments	737,708
Net change in unrealized appreciation/depreciation on investments	(726,982)
Net realized and unrealized gain	10,726
Net Increase in Net Assets Resulting From Operations	$83,144

See Notes to Financial Statements.

9

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Operations:
Net investment income	$72,418	$134,106
Net realized gain on investments	737,708	480,924
Net change in unrealized appreciation/depreciation on investments	(726,982)	3,755,984
Net increase in net assets resulting from operations	83,144	4,371,014
Distributions to shareholders from:
Net investment income	–	(135,603)
Capital share transactions (See Note 10):
Net proceeds from sales of shares	3,452,734	7,047,781
Reinvestment of distributions	–	135,603
Cost of shares reacquired	(3,598,546)	(5,345,554)
Net increase (decrease) in net assets resulting from capital share transactions	(145,812)	1,837,830
Net increase (decrease) in net assets	(62,668)	6,073,241
NET ASSETS:
Beginning of period	$35,346,446	$29,273,205
End of period	$35,283,778	$35,346,446
Undistributed (distributions in excess) of investment income	$70,774	$(1,644)

See Notes to Financial Statements.

10

Financial Highlights

	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$12.30		$10.82	$8.68	$12.89	$12.14	$10.86

Investment operations:

Net investment income(a)	.03		.05	.08	.12	.09	.10

Net realized and unrealized gain (loss)	.00		1.48	2.13	(4.16)	1.21	1.30

Total from investment operations	.03		1.53	2.21	(4.04)	1.30	1.40

Distributions to shareholders from:

Net investment income	–		(.05)	(.07)	(.10)	(.08)	(.07)

Net realized gain	–		–	–	(.07)	(.47)	(.05)

Total distributions	–		(.05)	(.07)	(.17)	(.55)	(.12)

Net asset value, end of period	$12.33		$12.30	$10.82	$8.68	$12.89	$12.14

Total Return(b)	.24	%(c)	14.12%	25.50%	(31.28)%	10.68%	12.91%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.47	%(c)	.95%	.99%	1.10%	1.10%	1.10%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.47	%(c)	.95%	.99%	1.10%	1.10%	1.10%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.65	%(c)	1.31%	1.49%	1.49%	1.45%	1.91%

Net investment income	.20	%(c)	.43%	.82%	1.08%	.72%	.89%

Supplemental Data:
Net assets, end of period (000)	$35,284		$35,346	$29,273	$19,471	$21,199	$13,743

Portfolio turnover rate	12.00	%(c)	21.65%	54.63%	40.08%	42.46%	34.27%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

11

Notes to Financial Statements (unaudited)

1.     ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Classic Stock Portfolio (the “Fund”).

The Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

12

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended December 31, 2007 through December 31, 2010. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk–for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

13

Notes to Financial Statements (unaudited)(continued)

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$34,653	$–	$–	$34,653
Repurchase Agreement	–	799	–	799
Total	$34,653	$799	$–	$35,452

*	See Schedule of Investments for fair values in each industry.

3.     MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.70%
Next $1 billion	.65%
Over $2 billion	.60%

For the six months ended June 30, 2011, the effective management fee, net of waivers, was at an annualized rate of .34% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period January 1, 2011 through April 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 0.95%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’

14

Notes to Financial Statements (unaudited)(continued)

accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2011, the Fund incurred expenses of $61,796 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2011 and the fiscal year ended December 31, 2010 was as follows:

	Six Months Ended 6/30/2011 (unaudited)	Year Ended 12/31/2010
Distributions paid from:
Ordinary income	$–	$135,603
Total distributions paid	$–	$135,603

As of December 30, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$522,322	$1,924,843	$2,447,165

As of June 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$29,825,847
Gross unrealized gain	6,344,665
Gross unrealized loss	(718,301)
Net unrealized security gain	$5,626,364

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

15

Notes to Financial Statements (unaudited)(continued)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2011 were as follows:

Purchases	Sales
$4,425,185	$4,183,799

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2011.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value and growth stocks may perform differently than the market as a whole and differently than each other and other types of stocks, such as small company stocks. This is because different types of stocks

16

Notes to Financial Statements (unaudited)(concluded)

tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s exposure to foreign companies (and American Depositary Receipts), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
Shares sold	276,255	643,063
Reinvestment of distributions	–	11,041
Shares reacquired	(288,945)	(485,228)
Increase (decrease)	(12,690)	168,876

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

18

This page is intentionally left blank.

This report, when not used for the general information of shareholders of the fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Classic Stock Portfolio

SFCLASS-PORT-3-0611

(08/11)

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Developing Growth Portfolio

For the six-month period ended June 30, 2011

Lord Abbett Series Fund — Developing Growth Portfolio

Semiannual Report

For the six-month period ended June 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Developing Growth Portfolio for the six-month period ended June 30, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/11 – 6/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/11	6/30/11	1/1/11 - 6/30/11
Class VC
Actual	$1,000.00	$1,126.90	$4.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.34	$4.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2011

Sector*	%**
Consumer Discretionary	19.34%
Consumer Staples	1.08%
Energy	6.24%
Financials	7.70%
Health Care	20.35%
Industrials	17.01%
Information Technology	25.85%
Materials	2.43%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS 103.96%

Aerospace & Defense 3.80%
BE Aerospace, Inc.*	84	$3,428
HEICO Corp.	51	2,792
Hexcel Corp.*	187	4,093

Total		10,313

Auto Components 0.91%
Westport Innovations, Inc. (Canada)*(a)	103	2,474

Biotechnology 7.90%
Amarin Corp. plc ADR*	242	3,502
BioMarin Pharmaceutical, Inc.*	64	1,741
Cepheid, Inc.*	131	4,538
Cubist Pharmaceuticals, Inc.*	112	4,031
Genomic Health, Inc.*	33	921
Human Genome Sciences, Inc.*	26	638
Incyte Corp.*	124	2,349
InterMune, Inc.*	36	1,291
Onyx Pharmaceuticals, Inc.*	68	2,400

Total		21,411

Capital Markets 2.53%
Affiliated Managers Group, Inc.*	21	2,130
Financial Engines, Inc.*	174	4,510
Noah Holdings Ltd. ADR*	19	214

Total		6,854

Chemicals 1.61%
Koppers Holdings, Inc.	45	1,707
Rockwood Holdings, Inc.*	48	2,654

Total		4,361

Commercial Banks 1.99%
Signature Bank*	44	2,517

Investments	Shares	Fair Value
SVB Financial Group*	48	$2,866

Total		5,383

Commercial Services & Supplies 2.28%
Clean Harbors, Inc.*	34	3,510
Higher One Holdings, Inc.*	141	2,668

Total		6,178

Communications Equipment 2.18%
Acme Packet, Inc.*	33	2,314
Aruba Networks, Inc.*	122	3,605

Total		5,919

Computers & Peripherals 2.35%
Fortinet, Inc.*	178	4,858
Fusion-io, Inc.*	50	1,504

Total		6,362

Construction & Engineering 0.88%
MYR Group, Inc.*	102	2,387

Consumer Finance 0.15%
Green Dot Corp. Class A*	12	408

Diversified Consumer Services 1.17%
K12, Inc.*	96	3,182

Diversified Financial Services 1.28%
Portfolio Recovery Associates, Inc.*	41	3,476

Electrical Equipment 1.63%
Polypore International, Inc.*	65	4,410

Electronic Equipment, Instruments & Components 5.33%
Cognex Corp.	103	3,649
FARO Technologies, Inc.*	85	3,723
IPG Photonics Corp.*	73	5,308
Maxwell Technologies, Inc.*	106	1,716
NeoPhotonics Corp.*	6	42

Total		14,438

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares	Fair Value
Energy Equipment & Services 2.48%
CARBO Ceramics, Inc.	27	$4,400
ION Geophysical Corp.*	246	2,327

Total		6,727

Food Products 1.13%
Diamond Foods, Inc.	40	3,054

Health Care Equipment & Supplies 6.47%
Align Technology, Inc.*	177	4,036
DexCom, Inc.*	185	2,681
Endologix, Inc.*	495	4,603
Insulet Corp.*	132	2,926
Masimo Corp.	47	1,395
NxStage Medical, Inc.*	16	333
Tornier NV (Netherlands)*(a)	58	1,563

Total		17,537

Health Care Providers & Services 2.00%
Catalyst Health Solutions, Inc.*	12	670
Epocrates, Inc.*	73	1,346
HealthSpring, Inc.*	74	3,412

Total		5,428

Health Care Technology 2.41%
athenahealth, Inc.*	56	2,302
SXC Health Solutions Corp.*	72	4,242

Total		6,544

Hotels, Restaurants & Leisure 1.67%
BJ’s Restaurants, Inc.*	58	3,037
Peet’s Coffee & Tea, Inc.*	26	1,500

Total		4,537

Household Durables 3.50%
iRobot Corp.*	87	3,070
SodaStream International Ltd. (Israel)*(a)	52	3,162

Investments	Shares	Fair Value
Tempur-Pedic International, Inc.*	48	$3,256

Total		9,488

Information Technology Services 1.01%
ServiceSource International, Inc.*	109	2,422
VeriFone Systems, Inc.*	7	310

Total		2,732

Internet & Catalog Retail 1.26%
HomeAway, Inc.*	5	193
Shutterfly, Inc.*	56	3,216

Total		3,409

Internet Software & Services 5.25%
Ancestry.com, Inc.*	104	4,305
Bankrate, Inc.*	164	2,719
Constant Contact, Inc.*	45	1,142
Cornerstone OnDemand, Inc.*	81	1,430
Rackspace Hosting, Inc.*	50	2,137
Responsys, Inc.*	115	2,039
Vocus, Inc.*	15	459

Total		14,231

Life Sciences Tools & Services 0.27%
Pacific Biosciences of California, Inc.*	62	725

Machinery 6.48%
Chart Industries, Inc.*	98	5,290
Middleby Corp. (The)*	25	2,351
RBC Bearings, Inc.*	70	2,643
Robbins & Myers, Inc.	99	5,232
Sauer-Danfoss, Inc.*	41	2,066

Total		17,582

Media 1.22%
IMAX Corp. (Canada)*(a)	102	3,308

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(concluded)

June 30, 2011

Investments	Shares	Fair Value
Metals & Mining 0.91%
Materion Corp.*	67	$2,477

Oil, Gas & Consumable Fuels 4.01%
Kodiak Oil & Gas Corp.*	481	2,775
Oasis Petroleum, Inc.*	125	3,710
Rosetta Resources, Inc.*	85	4,381

Total		10,866

Pharmaceuticals 2.10%
Auxilium Pharmaceuticals, Inc.*	13	255
Impax Laboratories, Inc.*	52	1,133
Medicis Pharmaceutical Corp. Class A	113	4,313

Total		5,701

Professional Services 1.03%
CoStar Group, Inc.*	47	2,786

Real Estate Management & Development 1.28%
Altisource Portfolio Solutions SA (Luxembourg)*(a)	94	3,459

Road & Rail 1.58%
Genesee & Wyoming, Inc. Class A*	62	3,636
Zipcar, Inc.*	32	653

Total		4,289

Semiconductors & Semiconductor Equipment 2.55%
Cavium, Inc.*	61	2,659
Inphi Corp.*	79	1,374
NetLogic Microsystems, Inc.*	71	2,870

Total		6,903

Software 8.21%
Ariba, Inc.*	119	4,102
CommVault Systems, Inc.*	27	1,200

Investments	Shares	Fair Value
Concur Technologies, Inc.*	14	$701
NetSuite, Inc.*	156	6,115
Sourcefire, Inc.*	65	1,932
SS&C Technologies Holdings, Inc.*	109	2,166
SuccessFactors, Inc.*	10	294
Synchronoss Technologies, Inc.*	89	2,824
TIBCO Software, Inc.*	101	2,931

Total		22,265

Specialty Retail 3.37%
Dick’s Sporting Goods, Inc.*	71	2,730
ULTA Salon, Cosmetics & Fragrance, Inc.*	78	5,037
Vitamin Shoppe, Inc.*	30	1,373

Total		9,140

Textiles, Apparel & Luxury Goods 7.00%
Crocs, Inc.*	54	1,391
Deckers Outdoor Corp.*	32	2,820
Fossil, Inc.*	33	3,885
lululemon athletica, Inc. (Canada)*(a)	46	5,144
Steven Madden Ltd.*	79	2,963
Under Armour, Inc. Class A*	36	2,783

Total		18,986

Thrifts & Mortgage Finance 0.78%
Ocwen Financial Corp.*	166	2,118

Total Investments in Common Stocks 103.96% (cost $233,970)		281,848

Liabilities in Excess of Cash and Other Assets (3.96%)		(10,734)

Net Assets 100%		$271,114

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

6

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments in securities, at fair value (cost $233,970)	$281,848
Cash	10,291
Receivables:
From advisor (See Note 3)	4,368
Investment securities sold	2,631
Interest and dividends	19
Total assets	299,157
LIABILITIES:
Payables:
Investment securities purchased	2,694
Management fee	157
Fund administration	8
Directors’ fees	7
Accrued expenses and other liabilities	25,177
Total liabilities	28,043
NET ASSETS	$271,114
COMPOSITION OF NET ASSETS:
Paid-in capital	$199,045
Accumulated net investment loss	(1,080)
Accumulated net realized gain on investments	25,271
Net unrealized appreciation on investments	47,878
Net Assets	$271,114
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	13,335
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$20.33

See Notes to Financial Statements.

7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

Investment income:
Dividends	$76
Total investment income	76
Expenses:
Management fee	960
Professional	17,778
Custody	4,191
Reports to shareholders	3,194
Offering costs	2,876
Fund administration	51
Directors’ fees	4
Other	262
Gross expenses	29,316
Management fee waived and expenses reimbursed (See Note 3)	(28,165)
Net expenses	1,151
Net investment loss	(1,075)
Net realized and unrealized gain:
Net realized gain on investments	26,748
Net change in unrealized appreciation/depreciation on investments	4,825
Net realized and unrealized gain	31,573
Net Increase in Net Assets Resulting From Operations	$30,498

See Notes to Financial Statements.

8

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2011 (unaudited)	For the Period Ended December 31, 2010*
Operations:
Net investment loss	$(1,075)	$(991)
Net realized gain (loss) on investments	26,748	(1,477)
Net change in unrealized appreciation/depreciation on investments	4,825	43,053
Net increase in net assets resulting from operations	30,498	40,585
Capital share transactions (See Note 10):
Proceeds from sales of shares	–	200,031
Net increase in net assets resulting from capital share transactions	–	200,031
Net increase in net assets	30,498	240,616
NET ASSETS:
Beginning of period	$240,616	$–
End of period	$271,114	$240,616
Accumulated net investment loss	$(1,080)	$(5)

*	For the period April 23, 2010 (commencement of operations) to December 31, 2010.

See Notes to Financial Statements.

9

Financial Highlights

	Six Months Ended 6/30/2011 (unaudited)		4/23/2010(a) to 12/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$18.04		$15.00

Investment operations:

Net investment loss(b)			–	(c)

Net realized and unrealized loss			(.49)

Total from investment operations			(.49)

Net asset value on SEC Effective Date, 5/1/2010			$14.51

Investment operations:

Net investment loss(b)	(.08)		(.07)

Net realized and unrealized gain	2.37		3.60

Total from investment operations	2.29		3.53

Net asset value, end of period	$20.33		$18.04

Total Return(d)			20.27	%(e)(f)

Total Return(d)	12.69	%(e)	24.33	%(e)(g)

Ratios to Average Net Assets:

Expenses, excluding expense reductions, and including management fee waived and expenses reimbursed	.45	%(e)	.90	%(h)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.45	%(e)	.90	%(h)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	11.34	%(e)	40.95	%(h)

Net investment loss	(.42	)%(e)	(.72	)%(h)

Supplemental Data:
Net assets, end of period (000)	$271		$241

Portfolio turnover rate	78.63	%(e)	92.19%

(a)	Commencement of operations was 4/23/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 4/23/10 through 12/31/10.
(g)	Total return for the period 5/1/10 through 12/31/10.
(h)	Annualized.

See Notes to Financial Statements.

10

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Developing Growth Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

11

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal period ended December 31, 2010. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

Notes to Financial Statements (unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$281,848	$–	$–	$281,848
Total	$281,848	$–	$–	$281,848

*	See Schedule of Investments for fair values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $100 million	.75%
Over $100 million	.50%

For the six months ended June 30, 2011, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period January 1, 2011 through April 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .90%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2011, the Fund did not incur expenses for such services arrangements.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward

13

Notes to Financial Statements (unaudited)(continued)

amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of December 31, 2010, the capital loss carryforward, along with the related expiration date, was as follows:

2018	Total
$170	$170

As of June 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$235,277
Gross unrealized gain	50,350
Gross unrealized loss	(3,779)
Net unrealized security gain	$46,571

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2011 were as follows:

Purchases	Sales
$211,878	$223,018

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2011.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the

14

Notes to Financial Statements (unaudited)(concluded)

funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

The Fund has particular risks associated with growth stocks. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small-cap growth company stocks, which tend to be more volatile and can be less liquid than other types of stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large-cap companies. Because the Fund may invest a portion of its assets in foreign securities and ADRs, it may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (unaudited)	Period Ended December 31, 2010†
Shares sold	—	13,335
Increase	—	13,335

†	For the period April 23, 2010 (commencement of operations) to December 31, 2010.

15

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

16

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Developing Growth Portfolio

SFDG-PORT-3-0611

(08/11)

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Fundamental Equity Portfolio

For the six-month period ended June 30, 2011

Lord Abbett Series Fund — Fundamental Equity Portfolio

Semiannual Report

For the six-month period ended June 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Fundamental Equity Portfolio for the six-month period ended June 30, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/11 – 6/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/11	6/30/11	1/1/11 - 6/30/11
Class VC
Actual	$1,000.00	$1,056.10	$5.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.10	$5.76

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2011

Sector*	%**
Consumer Discretionary	9.99%
Consumer Staples	7.44%
Energy	18.27%
Financials	15.18%
Health Care	21.23%
Industrials	11.69%
Information Technology	6.05%
Materials	6.17%
Utilities	1.38%
Short-Term Investment	2.60%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.36%

Aerospace & Defense 3.76%
Goodrich Corp.	11,319	$1,081
Rockwell Collins, Inc.	37,100	2,288
United Technologies Corp.	45,134	3,995

Total		7,364

Airlines 0.69%
Southwest Airlines Co.	118,400	1,352

Automobiles 1.42%
Ford Motor Co.*	201,144	2,774

Beverages 1.79%
Coca-Cola Co. (The)	14,500	976
Diageo plc ADR	20,100	1,646
PepsiCo, Inc.	12,400	873

Total		3,495

Biotechnology 4.14%
Amgen, Inc.*	69,600	4,061
Celgene Corp.*	53,500	3,227
Human Genome Sciences, Inc.*	18,200	447
Onyx Pharmaceuticals, Inc.*	10,400	367

Total		8,102

Capital Markets 6.65%
Affiliated Managers Group, Inc.*	15,200	1,542
Charles Schwab Corp. (The)	40,000	658
Goldman Sachs Group, Inc. (The)	7,000	932
Invesco Ltd.	54,200	1,268
Lazard Ltd. Class A	72,800	2,701
LPL Investment Holdings, Inc.*	53,600	1,834
State Street Corp.	90,200	4,067

Total		13,002

Investments	Shares	Fair Value (000)
Chemicals 2.30%
Air Products & Chemicals, Inc.	22,300	$2,131
LyondellBasell Industries NV Class A (Netherlands)(a)	61,600	2,373

Total		4,504

Commercial Banks 5.07%
City National Corp.	24,100	1,307
Commerce Bancshares, Inc.	19,488	838
Cullen/Frost Bankers, Inc.	28,200	1,603
PNC Financial Services Group, Inc. (The)	42,500	2,534
Signature Bank*	16,700	955
TCF Financial Corp.	59,900	827
Wells Fargo & Co.	66,100	1,855

Total		9,919

Computers & Peripherals 0.19%
EMC Corp.*	13,731	378

Containers & Packaging 0.32%
Greif, Inc. Class A	9,600	624

Diversified Financial Services 0.71%
JPMorgan Chase & Co.	33,800	1,384

Electric: Utilities 1.38%
NextEra Energy, Inc.	47,000	2,701

Electronic Equipment, Instruments & Components 0.07%
FLIR Systems, Inc.	4,300	145

Energy Equipment & Services 2.78%
Baker Hughes, Inc.	9,200	668
GulfMark Offshore, Inc. Class A*	10,600	468
Halliburton Co.	57,200	2,917
Superior Energy Services, Inc.*	20,800	773

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares	Fair Value (000)
Energy Equipment & Services (continued)
Tidewater, Inc.	11,300	$608

Total		5,434

Food & Staples Retailing 1.30%
CVS Caremark Corp.	67,600	2,540

Food Products 3.67%
Archer Daniels Midland Co.	118,600	3,576
Bunge Ltd.	52,400	3,613

Total		7,189

Health Care Equipment & Supplies 4.65%
Cooper Cos., Inc. (The)	8,500	674
Kinetic Concepts, Inc.*	34,300	1,977
NuVasive, Inc.*	70,600	2,321
St. Jude Medical, Inc.	25,300	1,206
Zimmer Holdings, Inc.*	46,100	2,913

Total		9,091

Health Care Providers & Services 5.68%
Express Scripts, Inc.*	44,700	2,413
HCA Holdings, Inc.*	34,900	1,151
Humana, Inc.	25,500	2,054
McKesson Corp.	20,000	1,673
UnitedHealth Group, Inc.	74,018	3,818

Total		11,109

Household Durables 1.31%
Fortune Brands, Inc.	34,500	2,200
Harman International Industries, Inc.	7,800	355

Total		2,555

Household Products 0.68%
Colgate-Palmolive Co.	15,200	1,329

Information Technology Services 2.60%
Accenture plc Class A (Ireland)(a)	25,000	1,511

Investments	Shares	Fair Value (000)
Booz Allen Hamilton Holding Corp.*	16,500	$315
MasterCard, Inc. Class A	5,896	1,777
Western Union Co. (The)	74,562	1,493

Total		5,096

Insurance 2.75%
Berkshire Hathaway, Inc. Class B*	36,500	2,825
Marsh & McLennan Cos., Inc.	81,600	2,545

Total		5,370

Life Sciences Tools & Services 2.18%
Charles River Laboratories International, Inc.*	23,100	939
Thermo Fisher Scientific, Inc.*	51,600	3,322

Total		4,261

Machinery 6.78%
Dover Corp.	32,600	2,210
Eaton Corp.	28,940	1,489
Kennametal, Inc.	28,300	1,195
Pall Corp.	30,200	1,698
Parker Hannifin Corp.	14,413	1,293
Robbins & Myers, Inc.	10,500	555
SPX Corp.	15,100	1,248
Trinity Industries, Inc.	65,700	2,292
WABCO Holdings, Inc.*	18,500	1,278

Total		13,258

Media 6.22%
Interpublic Group of Cos., Inc. (The)	327,800	4,097
Omnicom Group, Inc.	81,657	3,933
Time Warner, Inc.	80,500	2,928
Walt Disney Co. (The)	31,100	1,214

Total		12,172

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares	Fair Value (000)
Metals & Mining 2.69%
Agnico-Eagle Mines Ltd. (Canada)(a)	9,200	$581
Barrick Gold Corp. (Canada)(a)	55,872	2,530
Carpenter Technology Corp.	9,500	548
Reliance Steel & Aluminum Co.	32,400	1,609

Total		5,268

Multi-Line Retail 0.26%
Macy’s, Inc.	17,600	515

Office Electronics 0.03%
Zebra Technologies Corp. Class A*	1,600	67

Oil, Gas & Consumable Fuels 15.49%
Anadarko Petroleum Corp.	47,600	3,654
Apache Corp.	10,000	1,234
Chevron Corp.	21,500	2,211
CONSOL Energy, Inc.	16,800	814
Devon Energy Corp.	23,300	1,836
El Paso Corp.	132,100	2,668
EQT Corp.	30,300	1,591
Exxon Mobil Corp.	102,610	8,350
Forest Oil Corp.*	51,700	1,381
Imperial Oil Ltd. (Canada)(a)	28,300	1,319
QEP Resources, Inc.	28,700	1,201
Range Resources Corp.	38,200	2,120
Southwestern Energy Co.*	44,700	1,917

Total		30,296

Paper & Forest Products 0.85%
International Paper Co.	55,900	1,667

Pharmaceuticals 4.57%
Merck & Co., Inc.	25,300	893
Teva Pharmaceutical Industries Ltd. ADR	65,200	3,144

Investments	Shares	Fair Value (000)
Warner Chilcott plc Class A (Ireland)(a)	108,500	$2,618
Watson Pharmaceuticals, Inc.*	33,348	2,292

Total		8,947

Road & Rail 0.45%
Kansas City Southern*	15,000	890

Semiconductors & Semiconductor Equipment 1.56%
Intel Corp.	79,900	1,770
Texas Instruments, Inc.	38,800	1,274

Total		3,044

Software 1.59%
Adobe Systems, Inc.*	69,400	2,183
Intuit, Inc.*	17,700	918

Total		3,101

Specialty Retail 0.78%
Guess?, Inc.	18,000	757
Penske Automotive Group, Inc.	33,800	769

Total		1,526

Total Common Stocks (cost $162,808,399)		190,469

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(concluded)

June 30, 2011

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 2.60%

Repurchase Agreement
Repurchase Agreement dated 6/30/2011, 0.01% due 7/1/2011 with Fixed Income Clearing Corp. collateralized by $4,655,000 of Federal Home Loan Mortgage Corp. at 4.50% due 1/15/2014; value: $5,184,506; proceeds: $5,081,936 (cost $5,081,935)	$5,082	$5,082

Total Investments in Securities 99.96% (cost $167,890,334)		195,551

Other Assets in Excess of Liabilities 0.04%		74

Net Assets 100.00%		$195,625

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments in securities, at fair value (cost $167,890,334)	$195,550,917
Receivables:
Investment securities sold	1,718,636
Capital shares sold	140,360
Interest and dividends	93,744
From advisor (See Note 3)	7,075
Total assets	197,510,732
LIABILITIES:
Payables:
Investment securities purchased	1,495,912
Management fee	115,804
Capital shares reacquired	40,963
Directors’ fees	7,126
Fund administration	6,176
Accrued expenses and other liabilities	219,288
Total liabilities	1,885,269
NET ASSETS	$195,625,463
COMPOSITION OF NET ASSETS:
Paid-in capital	$164,031,076
Distribution in excess of net investment income	(5,815)
Accumulated net realized gain on investments	3,939,610
Net unrealized appreciation on investments	27,660,592
Net Assets	$195,625,463
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	10,488,694
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$18.65

See Notes to Financial Statements.

8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

Investment income:
Dividends (net of foreign withholding taxes of $5,599)	$1,014,736
Interest	389
Total investment income	1,015,125
Expenses:
Management fee	661,938
Shareholder servicing	319,809
Fund administration	35,303
Professional	19,950
Reports to shareholders	12,143
Custody	8,565
Directors’ fees	2,411
Other	1,392
Gross expenses	1,061,511
Expense reductions (See Note 7)	(120)
Management fee waived (See Note 3)	(46,419)
Net expenses	1,014,972
Net investment income	153
Net realized and unrealized gain:
Net realized gain on investments	7,368,368
Net change in unrealized appreciation/depreciation on investments	1,719,209
Net realized and unrealized gain	9,087,577
Net Increase in Net Assets Resulting From Operations	$9,087,730

See Notes to Financial Statements.

9

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Operations:
Net investment income	$153	$403,231
Net realized gain on investments	7,368,368	9,600,156
Net change in unrealized appreciation/depreciation on investments	1,719,209	13,510,634
Net increase in net assets resulting from operations	9,087,730	23,514,021
Distributions to shareholders from:
Net investment income	–	(437,520)
Capital share transactions (See Note 10):
Proceeds from sales of shares	44,405,690	50,199,072
Reinvestment of distributions	–	437,520
Cost of shares reacquired	(15,274,903)	(24,074,952)
Net increase in net assets resulting from capital share transactions	29,130,787	26,561,640
Net increase in net assets	38,218,517	49,638,141
NET ASSETS:
Beginning of period	$157,406,946	$107,768,805
End of period	$195,625,463	$157,406,946
Distributions in excess of net investment income	$(5,815)	$(5,968)

See Notes to Financial Statements.

10

Financial Highlights

	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$17.66		$14.88	$11.83	$16.84	$16.48	$14.82

Investment operations:

Net investment income(a)	–	(b)	.05	.03	.08	.10	.11

Net realized and unrealized gain (loss)	.99		2.78	3.04	(4.92)	1.01	2.06

Total from investment operations	.99		2.83	3.07	(4.84)	1.11	2.17

Distributions to shareholders from:

Net investment income	–		(.05)	(.02)	(.08)	(.09)	(.09)

Net realized gain	–		–	–	(.09)	(.66)	(.42)

Total distributions	–		(.05)	(.02)	(.17)	(.75)	(.51)

Net asset value, end of period	$18.65		$17.66	$14.88	$11.83	$16.84	$16.48

Total Return(c)	5.61	%(d)	19.03%	25.97%	(28.67)%	6.72%	14.64%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.57	%(d)	1.15%	1.15%	1.15%	1.15%	1.15%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.57	%(d)	1.15%	1.15%	1.15%	1.15%	1.15%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.60	%(d)	1.23%	1.26%	1.27%	1.24%	1.30%

Net investment income	.00	%(d)(e)	.33%	.22%	.56%	.55%	.69%

Supplemental Data:
Net assets, end of period (000)	$195,625		$157,407	$107,769	$76,884	$101,747	$75,940

Portfolio turnover rate	24.26	%(d)	73.39%	85.09%	81.82%	62.96%	59.92%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Amount is less than .01%.

See Notes to Financial Statements.

11

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Fundamental Equity Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

12

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended December 31, 2007 through December 31, 2010. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

13

Notes to Financial Statements (unaudited)(continued)

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$190,469	$–	$–	$190,469
Repurchase Agreement	–	5,082	–	5,082
Total	$190,469	$5,082	$–	$195,551

*	See Schedule of Investments for fair values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2011, the effective management fee, net of waivers, was at an annualized rate of .70% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period January 1, 2011 through April 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators

14

Notes to Financial Statements (unaudited)(continued)

and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2011, the Fund incurred expenses of $308,905 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2011 and the fiscal year ended December 31, 2010 was as follows:

	Six Months Ended 6/30/2011 (unaudited)	Year Ended 12/31/2010
Distributions paid from:
Ordinary income	$–	$437,520
Total distributions paid	$–	$437,520

As of December 31, 2010, the capital loss carryforward, along with the related expiration date, was as follows:

2017	Total
$3,244,685	$3,244,685

As of June 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$168,073,632
Gross unrealized gain	29,086,071
Gross unrealized loss	(1,608,786)
Net unrealized security gain	$27,477,285

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

15

Notes to Financial Statements (unaudited)(continued)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2011 were as follows:

Purchases	Sales
$73,319,580	$42,234,114

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2011.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more

16

Notes to Financial Statements (unaudited)(concluded)

volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinsic value of a particular value stock for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
Shares sold	2,403,988	3,176,938
Reinvestment of distributions	–	25,139
Shares reacquired	(830,317)	(1,527,419)
Increase	1,573,671	1,674,658

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

18

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Fundamental Equity Portfolio

SFFE-PORT-3-0611

(08/11)

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Growth and Income Portfolio

For the six-month period ended June 30, 2011

Lord Abbett Series Fund — Growth and Income Portfolio

Semiannual Report

For the six-month period ended June 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Growth and Income Portfolio for the six-month period ended June 30, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 1/1/11 – 6/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/11	6/30/11	1/1/11 - 6/30/11
Class VC
Actual	$1,000.00	$1,026.50	$4.57
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.29	$4.56

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2011

Sector*	%**
Consumer Discretionary	9.36%
Consumer Staples	9.69%
Energy	19.43%
Financials	15.17%
Health Care	20.52%
Industrials	8.46%
Information Technology	6.03%
Materials	6.27%
Telecommunication Services	1.67%
Utilities	1.42%
Short-Term Investment	1.98%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 97.26%

Aerospace & Defense 3.42%
Goodrich Corp.	94,134	$8,990
Rockwell Collins, Inc.	200,500	12,369
United Technologies Corp.	200,297	17,728

Total		39,087

Airlines 0.91%
Delta Air Lines, Inc.*	634,647	5,820
Southwest Airlines Co.	400,900	4,578

Total		10,398

Automobiles 1.44%
Ford Motor Co.*	1,190,189	16,413

Beverages 2.87%
Coca-Cola Co. (The)	172,866	11,632
Diageo plc ADR	118,200	9,677
PepsiCo, Inc.	163,400	11,508

Total		32,817

Biotechnology 3.51%
Amgen, Inc.*	350,596	20,457
Celgene Corp.*	325,918	19,660

Total		40,117

Capital Markets 4.25%
Charles Schwab Corp. (The)	519,748	8,550
Goldman Sachs Group, Inc. (The)	51,972	6,917
Invesco Ltd.	373,969	8,751
State Street Corp.	540,200	24,357

Total		48,575

Chemicals 3.37%
Dow Chemical Co. (The)	430,300	15,491
LyondellBasell Industries NV Class A (Netherlands)(a)	366,868	14,132

Investments	Shares	Fair Value (000)
Mosaic Co. (The)	132,094	$8,946

Total		38,569

Commercial Banks 3.94%
M&T Bank Corp.	115,379	10,148
PNC Financial Services Group, Inc. (The)	285,369	17,011
Wells Fargo & Co.	635,501	17,832

Total		44,991

Communications Equipment 0.40%
QUALCOMM, Inc.	81,300	4,617

Computers & Peripherals 0.61%
EMC Corp.*	253,500	6,984

Diversified Financial Services 2.69%
Citigroup, Inc.	195,340	8,134
JPMorgan Chase & Co.	552,688	22,627

Total		30,761

Diversified Telecommunication Services 1.66%
AT&T, Inc.	177,447	5,574
Verizon Communications, Inc.	360,500	13,421

Total		18,995

Electric: Utilities 1.41%
NextEra Energy, Inc.	279,900	16,083

Electrical Equipment 0.54%
Emerson Electric Co.	109,700	6,171

Energy Equipment & Services 3.95%
Baker Hughes, Inc.	94,900	6,886
Halliburton Co.	305,503	15,581
Schlumberger Ltd.	262,592	22,688

Total		45,155

Food & Staples Retailing 1.75%
CVS Caremark Corp.	387,800	14,574
Kroger Co. (The)	219,811	5,451

Total		20,025

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares	Fair Value (000)
Food Products 3.88%
Archer Daniels Midland Co.	737,400	$22,233
Bunge Ltd.	320,100	22,071

Total		44,304

Health Care Equipment & Supplies 2.90%
Covidien plc (Ireland)(a)	161,471	8,595
St. Jude Medical, Inc.	284,600	13,570
Zimmer Holdings, Inc.*	173,800	10,984

Total		33,149

Health Care Providers & Services 8.00%
CIGNA Corp.	353,424	18,177
Express Scripts, Inc.*	310,727	16,773
HCA Holdings, Inc.*	261,281	8,622
Humana, Inc.	84,184	6,780
McKesson Corp.	101,700	8,507
UnitedHealth Group, Inc.	632,826	32,641

Total		91,500

Hotels, Restaurants & Leisure 0.30%
Hyatt Hotels Corp. Class A*	84,400	3,445

Household Products 1.12%
Colgate-Palmolive Co.	146,800	12,832

Information Technology Services 0.97%
MasterCard, Inc. Class A	36,600	11,029

Insurance 4.18%
Berkshire Hathaway, Inc. Class B*	276,826	21,424
Marsh & McLennan Cos., Inc.	582,400	18,165
MetLife, Inc.	187,124	8,209

Total		47,798

Internet & Catalog Retail 0.92%
HSN, Inc.*	320,300	10,544

Investments	Shares	Fair Value (000)
Life Sciences Tools & Services 2.38%
Thermo Fisher Scientific, Inc.*	421,700	$27,153

Machinery 1.95%
Dover Corp.	107,500	7,289
Eaton Corp.	291,960	15,021

Total		22,310

Media 6.63%
Comcast Corp. Class A	1,083,002	27,443
Omnicom Group, Inc.	136,638	6,580
Time Warner Cable, Inc.	128,051	9,993
Time Warner, Inc.	637,000	23,168
Walt Disney Co. (The)	219,200	8,558

Total		75,742

Metals & Mining 1.09%
Barrick Gold Corp. (Canada)(a)	275,800	12,491

Oil, Gas & Consumable Fuels 15.32%
Anadarko Petroleum Corp.	301,900	23,174
Apache Corp.	43,900	5,417
Chevron Corp.	351,525	36,151
CONSOL Energy, Inc.	83,700	4,058
Devon Energy Corp.	135,900	10,710
El Paso Corp.	695,770	14,054
Exxon Mobil Corp.	433,382	35,269
Hess Corp.	138,200	10,332
Imperial Oil Ltd. (Canada)(a)	201,300	9,379
Range Resources Corp.	202,527	11,240
Southwestern Energy Co.*	166,404	7,135
Suncor Energy, Inc. (Canada)(a)	211,521	8,270

Total		175,189

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(concluded)

June 30, 2011

Investments	Shares	Fair Value (000)
Paper & Forest Products 1.76%
International Paper Co.	673,483	$20,083

Pharmaceuticals 3.57%
Merck & Co., Inc.	312,200	11,018
Teva Pharmaceutical Industries Ltd. ADR	442,767	21,350
Watson Pharmaceuticals, Inc.*	123,174	8,466

Total		40,834

Road & Rail 1.57%
Hertz Global Holdings, Inc.*	1,131,878	17,974

Semiconductors & Semiconductor Equipment 1.62%
Intel Corp.	522,700	11,583
Texas Instruments, Inc.	210,657	6,916

Total		18,499

Software 2.38%
Adobe Systems, Inc.*	412,300	12,967
Oracle Corp.	433,800	14,276

Total		27,243

Total Common Stocks (cost $931,534,263)		1,111,877

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.96%

Repurchase Agreement
Repurchase Agreement dated 6/30/2011, 0.01% due 7/1/2011 with Fixed Income Clearing Corp. collateralized by $23,110,000 of Federal National Mortgage Assoc. at 0.75% due 10/25/2013; value: $22,907,788; proceeds: $22,454,259 (cost $22,454,253)	$22,454	$22,454

Total Investments in Securities 99.22% (cost $953,988,516)		1,134,331

Other Assets in Excess of Liabilities 0.78%		8,904

Net Assets 100.00%		$1,143,235

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

6

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments in securities, at fair value (cost $953,988,516)	$1,134,330,763
Receivables:
Investment securities sold	10,453,483
Capital shares sold	4,158,254
Interest and dividends	667,901
Prepaid expenses	786
Total assets	1,149,611,187
LIABILITIES:
Payables:
Investment securities purchased	3,889,173
Capital shares reacquired	548,050
Management fee	455,635
Directors’ fees	160,034
Fund administration	36,848
Accrued expenses and other liabilities	1,285,961
Total liabilities	6,375,701
NET ASSETS	$1,143,235,486
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,439,432,918
Undistributed net investment income	2,541,650
Accumulated net realized loss on investments	(479,081,409)
Net unrealized appreciation on investments	180,342,327
Net Assets	$1,143,235,486
Outstanding shares (250 million shares of common stock authorized, $.001 par value)	46,847,377
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$24.40

See Notes to Financial Statements.

7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

Investment income:
Dividends (net of foreign withholding taxes of $37,864)	$8,011,804
Interest	1,000
Total investment income	8,012,804
Expenses:
Management fee	2,879,822
Shareholder servicing	2,077,904
Fund administration	233,945
Reports to shareholders	44,982
Professional	29,369
Directors’ fees	17,232
Custody	14,235
Other	12,056
Gross expenses	5,309,545
Expense reductions (See Note 7)	(968)
Net expenses	5,308,577
Net investment income	2,704,227
Net realized and unrealized gain (loss):
Net realized gain on investments	101,599,731
Net change in unrealized appreciation/depreciation on investments	(72,673,549)
Net realized and unrealized gain	28,926,182
Net Increase in Net Assets Resulting From Operations	$31,630,409

See Notes to Financial Statements.

8

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Operations:
Net investment income	$2,704,227	$6,004,503
Net realized gain on investments	101,599,731	54,848,002
Net change in unrealized appreciation/depreciation on investments	(72,673,549)	119,105,795
Net increase in net assets resulting from operations	31,630,409	179,958,300
Distributions to shareholders from:
Net investment income	–	(6,076,863)
Capital share transactions (See Note 10):
Proceeds from sales of shares	20,194,290	43,775,292
Reinvestment of distributions	–	6,076,863
Cost of shares reacquired	(82,473,801)	(156,805,741)
Net decrease in net assets resulting from capital share transactions	(62,279,511)	(106,953,586)
Net increase (decrease) in net assets	(30,649,102)	66,927,851
NET ASSETS:
Beginning of period	$1,173,884,588	$1,106,956,737
End of period	$1,143,235,486	$1,173,884,588
Undistributed (distributions in excess of) net investment income	$2,541,650	$(162,577)

See Notes to Financial Statements.

9

Financial Highlights

	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009		2008	2007		2006
Per Share Operating Performance
Net asset value, beginning of period	$23.77		$20.35	$17.27		$27.91	$29.34		$26.16

Investment operations:

Net investment income(a)	.06		.12	.17		.35	.39		.39

Net realized and unrealized gain (loss)	.57		3.42	3.10		(10.55)	.64		4.12

Total from investment operations	.63		3.54	3.27		(10.20)	1.03		4.51

Distributions to shareholders from:

Net investment income	–		(.12)	(.19)		(.36)	(.38)		(.36)

Net realized gain	–		–	–		(.08)	(2.08)		(.97)

Total distributions	–		(.12)	(.19)		(.44)	(2.46)		(1.33)

Net asset value, end of period	$24.40		$23.77	$20.35		$17.27	$27.91		$29.34

Total Return(b)	2.65	%(c)	17.41%	18.90%		(36.42)%	3.44%		17.27%

Ratios to Average Net Assets:

Expenses, including expense reductions	.45	%(c)	.92%	.93%		.90%	.88%		.87%

Expenses, excluding expense reductions	.45	%(c)	.92%	.93%		.90%	.88%		.87%

Net investment income	.23	%(c)	.54%	.95%		1.51%	1.27%		1.38%

Supplemental Data:
Net assets, end of period (000)	$1,143,235		$1,173,885	$1,106,957		$1,490,095	$2,407,662		$2,153,380

Portfolio turnover rate	34.92	%(c)	55.80%	71.71	%(d)	113.29%	91.72	%(d)	51.65	%(d)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.
(d)	Includes portfolio securities delivered as a result of redemptions in-kind transactions.

See Notes to Financial Statements.

10

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Growth and Income Portfolio (the “Fund”).

The Fund’s investment objective is long-term growth of capital and income without excessive fluctuations in market value. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

11

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended December 31, 2007 through December 31, 2010. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

12

Notes to Financial Statements (unaudited)(continued)

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,111,877	$–	$–	$1,111,877
Repurchase Agreement	–	22,454	–	22,454
Total	$1,111,877	$22,454	$–	$1,134,331

*	See Schedule of Investments for fair values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.50%
Over $1 billion	.45%

For the six months ended June 30, 2011, the effective management fee was at an annualized rate of .49% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2011, the Fund incurred expenses of $2,047,015 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

13

Notes to Financial Statements (unaudited)(continued)

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2011 and the fiscal year ended December 31, 2010 was as follows:

	Six Months Ended 6/30/2011 (unaudited)	Year Ended 12/31/2010
Distributions paid from:
Ordinary income	$–	$6,076,863
Total distributions paid	$–	$6,076,863

As of December 31, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$158,855,028	$382,145,608	$541,000,636

As of June 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$991,700,921
Gross unrealized gain	149,583,465
Gross unrealized loss	(6,953,623)
Net unrealized security gain	$142,629,842

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

14

Notes to Financial Statements (unaudited)(continued)

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2011 were as follows:

Purchases	Sales
$408,324,789	$500,304,398

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2011.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large-cap value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to its investments in multinational companies, foreign companies and ADRs, the Fund may experience increased market, liquidity, currency, political, information and other risks.

15

Notes to Financial Statements (unaudited)(concluded)

These factors can affect the Fund’s performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
Shares sold	823,541	2,065,677
Reinvestment of distributions	–	257,360
Shares reacquired	(3,362,345)	(7,323,805)
Decrease	(2,538,804)	(5,000,768)

16

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

17

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Growth and Income Portfolio

LASFGI-3-0611

(08/11)

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Growth Opportunities Portfolio

For the six-month period ended June 30, 2011

Lord Abbett Series Fund — Growth Opportunities Portfolio

Semiannual Report

For the six-month period ended June 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Growth Opportunities Portfolio for the six-month period ended June 30, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/11 – 6/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/11	6/30/11	1/1/11 - 6/30/11
Class VC
Actual	$1,000.00	$1,002.40	$5.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.84	$6.01

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2011

Sector*	%**
Consumer Discretionary	22.15%
Consumer Staples	2.96%
Energy	7.81%
Financials	7.04%
Health Care	9.98%
Industrials	16.56%
Information Technology	24.48%
Materials	8.42%
Short-Term Investment	0.60%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.34%

Aerospace & Defense 0.76%
Spirit AeroSystems Holdings, Inc. Class A*	38,709	$852

Auto Components 1.73%
BorgWarner, Inc.*	11,480	927
Gentex Corp.	33,510	1,013

Total		1,940

Automobiles 0.82%
Harley-Davidson, Inc.	22,553	924

Biotechnology 1.82%
Dendreon Corp.*	25,080	989
Human Genome Sciences, Inc.*	18,961	465
Onyx Pharmaceuticals, Inc.*	16,668	589

Total		2,043

Capital Markets 3.67%
Affiliated Managers Group, Inc.*	13,276	1,347
Invesco Ltd.	41,532	972
Lazard Ltd. Class A	26,382	979
LPL Investment Holdings, Inc.*	23,692	810

Total		4,108

Chemicals 5.32%
Albemarle Corp.	18,363	1,271
Celanese Corp. Series A	25,053	1,336
CF Industries Holdings, Inc.	3,755	532
Eastman Chemical Co.	11,493	1,173
Huntsman Corp.	37,854	713
LyondellBasell Industries NV Class A (Netherlands)(a)	24,242	934

Total		5,959

Commercial Services & Supplies 0.68%
Stericycle, Inc.*	8,510	758

Investments	Shares	Fair Value (000)
Communications Equipment 3.34%
Acme Packet, Inc.*	10,014	$702
Aruba Networks, Inc.*	20,712	612
Ciena Corp.*	32,729	602
F5 Networks, Inc.*	6,052	667
Finisar Corp.*	28,171	508
Riverbed Technology, Inc.*	16,524	654

Total		3,745

Computers & Peripherals 2.58%
Fortinet, Inc.*	26,040	711
NetApp, Inc.*	19,577	1,033
Teradata Corp.*	19,006	1,144

Total		2,888

Construction & Engineering 1.06%
Chicago Bridge & Iron Co. NV (Netherlands)(a)	30,617	1,191

Diversified Consumer Services 0.40%
Weight Watchers International, Inc.	5,879	444

Diversified Financial Services 1.22%
Moody’s Corp.	35,684	1,368

Electrical Equipment 4.31%
AMETEK, Inc.	22,626	1,016
Cooper Industries plc	21,484	1,282
General Cable Corp.*	16,842	717
Rockwell Automation, Inc.	20,909	1,814

Total		4,829

Electronic Equipment, Instruments & Components 2.60%
Agilent Technologies, Inc.*	36,935	1,888
IPG Photonics Corp.*	14,102	1,025

Total		2,913

Energy Equipment & Services 2.95%
Atwood Oceanics, Inc.*	14,572	643
Cameron International Corp.*	13,367	672

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares	Fair Value (000)
Energy Equipment & Services (continued)
CARBO Ceramics, Inc.	5,024	$819
Nabors Industries Ltd.*	47,447	1,169

Total		3,303

Food & Staples Retailing 1.37%
Whole Foods Market, Inc.	24,132	1,531

Food Products 1.59%
Green Mountain Coffee Roasters, Inc.*	19,971	1,783

Health Care Equipment & Supplies 3.08%
Hospira, Inc.*	19,860	1,125
Intuitive Surgical, Inc.*	3,436	1,279
NuVasive, Inc.*	31,727	1,043

Total		3,447

Health Care Providers & Services 2.23%
AmerisourceBergen Corp.	26,232	1,086
Express Scripts, Inc.*	6,161	333
Humana, Inc.	13,360	1,076

Total		2,495

Health Care Technology 1.60%
Allscripts Healthcare Solutions, Inc.*	34,312	666
SXC Health Solutions Corp.*	19,126	1,127

Total		1,793

Hotels, Restaurants & Leisure 4.79%
Chipotle Mexican Grill, Inc.*	2,169	668
Gaylord Entertainment Co.*	19,053	572
Marriott International, Inc. Class A	22,790	809
MGM Resorts International*	64,675	854
Starwood Hotels & Resorts Worldwide, Inc.	18,877	1,058
Wynn Resorts Ltd.	9,830	1,411

Total		5,372

Investments	Shares	Fair Value (000)
Household Durables 0.74%
Tempur-Pedic International, Inc.*	12,206	$828

Industrial Conglomerates 0.87%
McDermott International, Inc.*	49,090	972

Information Technology Services 0.42%
VeriFone Systems, Inc.*	10,576	469

Insurance 0.75%
Marsh & McLennan Cos., Inc.	27,045	844

Internet Software & Services 0.67%
Akamai Technologies, Inc.*	16,499	519
LinkedIn Corp. Class A*	2,569	232

Total		751

Machinery 7.17%
Cummins, Inc.	11,075	1,146
Dover Corp.	18,183	1,233
Eaton Corp.	9,281	478
Flowserve Corp.	10,930	1,201
Ingersoll-Rand plc (Ireland)(a)	32,271	1,465
Joy Global, Inc.	8,741	832
Pall Corp.	6,990	393
Parker Hannifin Corp.	6,461	580
SPX Corp.	8,491	702

Total		8,030

Media 2.60%
Discovery Communications, Inc. Class A*	24,075	986
Interpublic Group of Cos., Inc. (The)	88,890	1,111
Scripps Networks Interactive, Inc. Class A	16,692	816

Total		2,913

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares	Fair Value (000)
Metals & Mining 2.34%
Cliffs Natural Resources, Inc.	14,963	$1,383
Walter Energy, Inc.	10,712	1,241

Total		2,624

Multi-Line Retail 1.26%
Macy’s, Inc.	48,310	1,413

Oil, Gas & Consumable Fuels 4.86%
Brigham Exploration Co.*	34,159	1,022
Concho Resources, Inc.*	8,584	789
CONSOL Energy, Inc.	29,770	1,443
Denbury Resources, Inc.*	56,106	1,122
Range Resources Corp.	19,203	1,066

Total		5,442

Paper & Forest Products 0.75%
International Paper Co.	28,269	843

Pharmaceuticals 1.24%
Watson Pharmaceuticals, Inc.*	20,290	1,395

Professional Services 0.58%
Monster Worldwide, Inc.*	44,335	650

Real Estate Management & Development 1.40%
CB Richard Ellis Group, Inc. Class A*	62,506	1,569

Road & Rail 1.12%
Kansas City Southern*	21,234	1,260

Semiconductors & Semiconductor Equipment 6.64%
Altera Corp.	27,367	1,268
Analog Devices, Inc.	30,036	1,175
Atmel Corp.*	58,896	829
Avago Technologies Ltd. (Singapore)(a)	23,870	907
Cypress Semiconductor Corp.*	42,986	909
NetLogic Microsystems, Inc.*	26,016	1,051

Investments	Shares	Fair Value (000)
NVIDIA Corp.*	53,133	$847
Skyworks Solutions, Inc.*	19,615	451

Total		7,437

Software 8.22%
ANSYS, Inc.*	11,807	645
Ariba, Inc.*	18,446	636
BMC Software, Inc.*	13,141	719
Citrix Systems, Inc.*	23,157	1,853
Electronic Arts, Inc.*	18,792	444
Informatica Corp.*	14,588	852
Nuance Communications, Inc.*	33,683	723
Red Hat, Inc.*	19,289	885
salesforce.com, Inc.*	3,721	554
SuccessFactors, Inc.*	12,369	364
Synchronoss Technologies, Inc.*	31,534	1,001
TIBCO Software, Inc.*	18,408	534

Total		9,210

Specialty Retail 7.82%
Abercrombie & Fitch Co. Class A	15,006	1,004
Dick’s Sporting Goods, Inc.*	25,688	988
Limited Brands, Inc.	28,984	1,114
O’Reilly Automotive, Inc.*	16,357	1,072
Ross Stores, Inc.	19,140	1,533
Tiffany & Co.	15,108	1,186
Tractor Supply Co.	15,070	1,008
ULTA Salon, Cosmetics & Fragrance, Inc.*	13,269	857

Total		8,762

Textiles, Apparel & Luxury Goods 1.97%
Coach, Inc.	12,905	825
Hanesbrands, Inc.*	29,269	836
PVH Corp.	8,433	552

Total		2,213

Total Common Stocks (cost $94,048,074)		111,311

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(concluded)

June 30, 2011

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.60%

Repurchase Agreement
Repurchase Agreement dated 6/30/2011, 0.01% due 7/1/2011 with Fixed Income Clearing Corp. collateralized by $690,000 of Federal National Mortgage Assoc. at 0.75% due 10/25/2013; value: $683,963; proceeds: $667,741 (cost $667,740)	$668	$668

Total Investments in Securities 99.94% (cost $94,715,814)		111,979

Other Assets in Excess of Liabilities 0.06%		67

Net Assets 100.00%		$112,046

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

7

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments in securities, at fair value (cost $94,715,814)	$111,979,112
Receivables:
Investment securities sold	4,111,387
Dividends	75,235
Capital shares sold	46,225
From advisor (See Note 3)	6,210
Total assets	116,218,169
LIABILITIES:
Payables:
Investment securities purchased	3,852,183
Management fee	70,989
Capital shares reacquired	78,165
Directors’ fees	8,535
Fund administration	3,549
Accrued expenses and other liabilities	158,580
Total liabilities	4,172,001
NET ASSETS	$112,046,168
COMPOSITION OF NET ASSETS:
Paid-in capital	$73,276,934
Accumulated net investment loss	(269,617)
Accumulated net realized gain on investments	21,775,553
Net unrealized appreciation on investments	17,263,298
Net Assets	$112,046,168
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	5,915,489
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$18.94

See Notes to Financial Statements.

8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

Investment income:
Dividends (net of foreign withholding taxes of $711)	$410,121
Interest	12
Total investment income	410,133
Expenses:
Management fee	447,769
Shareholder servicing	203,243
Fund administration	22,388
Professional	19,819
Reports to shareholders	8,562
Custody	6,058
Directors’ fees	1,651
Other	1,166
Gross expenses	710,656
Expense reductions (See Note 7)	(77)
Management fee waived (See Note 3)	(38,926)
Net expenses	671,653
Net investment loss	(261,520)
Net realized and unrealized gain (loss):
Net realized gain on investments	17,772,743
Net change in unrealized appreciation/depreciation on investments	(9,115,333)
Net realized and unrealized gain	8,657,410
Net Increase in Net Assets Resulting From Operations	$8,395,890

See Notes to Financial Statements.

9

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Operations:
Net investment loss	$(261,520)	$(219,513)
Net realized gain on investments	17,772,743	18,902,305
Net change in unrealized appreciation/depreciation on investments	(9,115,333)	3,670,416
Net increase in net assets resulting from operations	8,395,890	22,353,208
Distributions to shareholders from:
Net realized gain	–	(605,004)
Capital share transactions (See Note 10):
Proceeds from sales of shares	5,532,580	8,667,671
Reinvestment of distributions	–	605,003
Cost of shares reacquired	(11,558,318)	(28,443,264)
Net decrease in net assets resulting from capital share transactions	(6,025,738)	(19,170,590)
Net increase in net assets	2,370,152	2,577,614
NET ASSETS:
Beginning of period	$109,676,016	$107,098,402
End of period	$112,046,168	$109,676,016
Accumulated net investment loss	$(269,617)	$(8,097)

See Notes to Financial Statements.

10

Financial Highlights

	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$17.58		$14.38	$ 9.88	$16.34	$14.67	$13.73

Investment operations:

Net investment loss(a)	(.04)		(.03)	(.03)	(.06)	(.09)	(.04)

Net realized and unrealized gain (loss)	1.40		3.33	4.53	(6.20)	3.22	1.12

Total from investment operations	1.36		3.30	4.50	(6.26)	3.13	1.08

Distributions to shareholders from:

Net realized gain	–		(.10)	–	(.20)	(1.46)	(.14)

Net asset value, end of period	$18.94		$17.58	$14.38	$ 9.88	$16.34	$14.67

Total Return(b)	7.74	%(c)	22.92%	45.55%	(38.24)%	21.28%	7.89%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.20%	1.20%	1.20%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.20%	1.20%	1.20%	1.20%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.63	%(c)	1.26%	1.33%	1.35%	1.31%	1.36%

Net investment loss	(.23	)%(c)	(.21)%	(.30)%	(.43)%	(.55)%	(.25)%

Supplemental Data:
Net assets, end of period (000)	$112,046		$109,676	$107,098	$74,912	$126,418	$98,888

Portfolio turnover rate	61.07	%(c)	112.24%	83.55%	125.21%	118.74%	153.71%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

11

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Growth Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

12

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended December 31, 2007 through December 31, 2010. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses-Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

13

Notes to Financial Statements (unaudited)(continued)

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$111,311	$–	$–	$111,311
Repurchase Agreement	–	668	–	668
Total	$111,311	$668	$–	$111,979

*	See Schedule of Investments for fair values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.80%
Next $1 billion	.75%
Next $1 billion	.70%
Over $3 billion	.65%

For the six months ended June 30, 2011, the effective management fee, net of waivers, was at an annualized rate of .73% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period January 1, 2011 through April 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.20%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’

14

Notes to Financial Statements (unaudited)(continued)

accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2011, the Fund incurred expenses of $195,899 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2011 and the fiscal year ended December 31, 2010 was as follows:

	Six Months Ended 6/30/2011 (unaudited)	Year Ended 12/31/2010
Distributions paid from:
Net long-term capital gains	$–	$605,004
Total distributions paid	$–	$605,004

As of June 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$94,998,912
Gross unrealized gain	18,903,245
Gross unrealized loss	(1,923,045)
Net unrealized security gain	$16,980,200

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to the tax treatment of wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

15

Notes to Financial Statements (unaudited)(continued)

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2011 were as follows:

Purchases	Sales
$69,462,733	$76,990,391

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2011.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Due to the Fund’s exposure to foreign companies (and American Depositary Receipts), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

16

Notes to Financial Statements (unaudited)(concluded)

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
Shares sold	299,754	579,790
Reinvestment of distributions	–	34,220
Shares reacquired	(621,253)	(1,823,982)
Decrease	(321,499)	(1,209,972)

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

18

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Growth Opportunities Portfolio

LASFGO-3-0611

(08/11)

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—International Core Equity Portfolio

For the six-month period ended June 30, 2011

Lord Abbett Series Fund — International Core Equity Portfolio

Semiannual Report

For the six-month period ended June 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — International Core Equity Portfolio for the six-month period ended June 30, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/11 – 6/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/11	6/30/11	1/1/11 - 6/30/11
Class VC
Actual	$1,000.00	$1,047.10	$4.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.51	$4.33

†	Net expenses are equal to the Fund’s annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2011

Sector*	%**
Consumer Discretionary	9.61%
Consumer Staples	8.50%
Energy	7.03%
Financials	19.10%
Health Care	6.32%
Industrials	11.86%
Information Technology	8.23%
Materials	9.23%
Telecommunication Services	4.92%
Utilities	6.13%
Short-Term Investment	9.07%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2011

Investments	Shares	U.S. $ Fair Value
LONG-TERM INVESTMENTS 96.00%

COMMON STOCKS 95.69%

Belgium 1.33%

Beverages
Anheuser-Busch InBev NV	325	$18,862

Brazil 1.95%

Commercial Banks 0.89%
Banco do Brasil SA	699	12,541

Household Durables 0.50%
PDG Realty SA Empreendimentose Participacoes	1,264	7,119

Water Utilities 0.56%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR*	134	7,996

Total Brazil		27,656

Canada 3.21%

Metals & Mining 0.88%
First Quantum Minerals Ltd.	85	12,394

Oil, Gas & Consumable Fuels 2.33%
Bankers Petroleum Ltd.*	1,905	13,589
Canadian Oil Sands Ltd.	675	19,478

		33,067

Total Canada		45,461

China 0.77%

Machinery
Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd. H Shares*	5,720	10,952

Investments	Shares	U.S. $ Fair Value
Denmark 0.97%

Beverages
Carlsberg AS Class B	127	$13,828

France 7.21%

Aerospace & Defense 1.46%
Safran SA	484	20,653

Commercial Banks 0.97%
Credit Agricole SA	914	13,731

Construction & Engineering 1.51%
Vinci SA	334	21,435

Electrical Equipment 1.29%
Alstom SA	296	18,232

Insurance 0.94%
AXA SA	590	13,393

Multi-Line Retail 1.04%
PPR	83	14,783

Total France		102,227

Germany 5.74%

Air Freight & Logistics 1.49%
Deutsche Post AG Registered Shares	1,101	21,166

Health Care Equipment & Supplies 1.44%
Fresenius KGaA	195	20,354

Household Products 0.94%
Henkel KGaA	232	13,298

Semiconductors & Semiconductor Equipment 0.32%
Dialog Semiconductor plc*	248	4,524

Software 1.55%
SAP AG	363	22,008

Total Germany		81,350

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares	U.S. $ Fair Value
Greece 0.63%

Electric: Utilities
Public Power Corp. SA	624	$8,947

Hong Kong 2.20%

Auto Components 0.57%
Minth Group Ltd.	5,000	8,108

Chemicals 0.51%
Huabao International Holdings Ltd.	7,868	7,158

Real Estate Management & Development 0.54%
Wharf Holdings Ltd. (The)	1,100	7,671

Water Utilities 0.58%
Guangdong Investment Ltd.	15,480	8,287

Total Hong Kong		31,224

Indonesia 1.48%

Commercial Banks 0.86%
PT Bank Negara Indonesia (Persero) Tbk	26,894	12,194

Oil, Gas & Consumable Fuels 0.62%
PT Bumi Resources Tbk	25,390	8,766

Total Indonesia		20,960

Ireland 0.75%

Information Technology Services
Accenture plc Class A	175	10,574

Israel 2.59%

Chemicals 0.82%
Israel Chemicals Ltd.	730	11,650

Investments	Shares	U.S. $ Fair Value
Pharmaceuticals 1.77%
Teva Pharmaceutical Industries Ltd. ADR	520	$25,074

Total Israel		36,724

Italy 4.62%

Commercial Banks 1.71%
Intesa Sanpaolo SpA	9,089	24,202

Diversified Telecommunication Services 0.99%
Telecom Italia SpA	10,152	14,121

Electric: Utilities 1.92%
Enel SpA	4,173	27,267

Total Italy		65,590

Japan 17.81%

Auto Components 1.48%
Bridgestone Corp.	911	20,990

Automobiles 1.71%
Honda Motor Co., Ltd.	630	24,272

Chemicals 0.82%
Asahi Kasei Corp.	1,715	11,558

Commercial Banks 1.01%
Bank of Yokohama Ltd. (The)	2,855	14,272

Consumer Finance 0.71%
ORIX Corp.	104	10,116

Diversified Telecommunication Services 1.36%
Nippon Telegraph & Telephone Corp.	400	19,293

Electric: Utilities 1.12%
Kansai Electric Power Co., Inc. (The)	800	15,931

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares	U.S. $ Fair Value
Japan (continued)

Electronic Equipment, Instruments & Components 1.83%
Hitachi Ltd.	3,500	$20,773
Nippon Electric Glass Co., Ltd.	400	5,132

		25,905

Household Durables 0.71%
Sony Corp.	380	10,026

Office Electronics 1.84%
Canon, Inc.	550	26,162

Oil, Gas & Consumable Fuels 0.95%
JX Holdings, Inc.	2,000	13,452

Real Estate Management & Development 0.79%
Sumitomo Realty & Development Co., Ltd.	500	11,175

Road & Rail 1.21%
East Japan Railway Co.	300	17,181

Trading Companies & Distributors 2.27%
Mitsui & Co., Ltd.	840	14,524
Sumitomo Corp.	1,300	17,685

		32,209

Total Japan		252,542

Luxembourg 0.56%

Metals & Mining
ArcelorMittal	227	7,894

Netherlands 3.27%

Diversified Financial Services 1.43%
ING Groep NV CVA*	1,646	20,284

Food & Staples Retailing 1.13%
Koninklijke Ahold NV	1,196	16,081

Investments	Shares	U.S. $ Fair Value
Industrial Conglomerates 0.71%
Koninklijke Philips Electronics NV	391	$10,049

Total Netherlands		46,414

Norway 2.63%

Chemicals 1.63%
Yara International ASA	411	23,092

Commercial Banks 1.00%
DnB NOR ASA	1,018	14,182

Total Norway		37,274

Poland 0.68%

Electric: Utilities
PGE SA	1,105	9,665

Russia 0.82%

Oil, Gas & Consumable Fuels
Gazprom OAO ADR	800	11,678

Singapore 2.12%

Commercial Banks 1.35%
DBS Group Holdings Ltd.	1,596	19,092

Industrial Conglomerates 0.77%
Keppel Corp., Ltd.	1,210	10,947

Total Singapore		30,039

South Korea 2.69%

Auto Components 1.30%
Hyundai Mobis	49	18,437

Commercial Banks 1.06%
DGB Financial Group, Inc*	990	15,022

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares	U.S. $ Fair Value
South Korea (continued)

Semiconductors & Semiconductor Equipment 0.33%
Samsung Electronics Co., Ltd.	6	$4,663

Total South Korea		38,122

Spain 1.04%

Transportation Infrastructure
Abertis Infraestructuras SA	660	14,731

Sweden 1.70%

Communications Equipment
Telefonaktiebolaget LM Ericsson ADR	1,680	24,158

Switzerland 5.05%

Chemicals 1.02%
Syngenta AG Registered Shares*	43	14,532

Food Products 1.28%
Nestle SA Registered Shares	291	18,108

Insurance 0.88%
Swiss Reinsurance Co., Ltd. Registered Shares*	222	12,466

Pharmaceuticals 1.87%
Novartis AG Registered Shares	432	26,476

Total Switzerland		71,582

Taiwan 0.37%

Computers & Peripherals
Wistron Corp.	2,950	5,259

Thailand 0.75%

Commercial Banks
Bangkok Bank Public Co., Ltd.	2,070	10,712

Investments	Shares	U.S. $ Fair Value
Turkey 1.06%

Diversified Telecommunication Services
Turk Telekomunikasyon AS	2,843	$15,030

United Kingdom 21.69%

Commercial Banks 3.05%
Barclays plc	3,721	15,265
HSBC Holdings plc ADR	421	20,890
Lloyds Banking Group plc*	9,048	7,110

		43,265

Food & Staples Retailing 1.13%
Tesco plc	2,488	16,075

Insurance 1.62%
Aviva plc	1,375	9,679
Prudential plc	1,154	13,325

		23,004

Media 2.83%
Pearson plc	699	13,223
Reed Elsevier plc	1,457	13,265
WPP plc	1,086	13,605

		40,093

Metals & Mining 3.52%
Anglo American plc	300	14,878
Vedanta Resources plc	442	14,858
Xstrata plc	919	20,242

		49,978

Multi-Utilities 0.66%
National Grid plc	950	9,352

Oil, Gas & Consumable Fuels 2.70%
BG Group plc	550	12,488
Tullow Oil plc	1,295	25,789

		38,277

See Notes to Financial Statements.

7

Schedule of Investments (unaudited)(concluded)

June 30, 2011

Investments	Shares	U.S. $ Fair Value
United Kingdom (continued)

Pharmaceuticals 1.60%
GlaxoSmithKline plc ADR	528	$22,651

Real Estate Investment Trusts 0.61%
British Land Co. plc	880	8,604

Tobacco 2.19%
British American Tobacco plc	421	18,461
Imperial Tobacco Group plc	378	12,585

		31,046

Wireless Telecommunication Services 1.78%
Vodafone Group plc	9,503	25,198

Total United Kingdom		307,543

Total Common Stocks (cost $1,314,238)		1,356,998

PREFERRED STOCK 0.31%

Brazil

Independent Power Producers & Energy Traders
Companhia Energetica de Sao Paulo B Shares (cost $3,775)	220	4,321

Total Long-Term Investments (cost $1,318,013)		1,361,319

Investments	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENT 9.57%

Repurchase Agreement
Repurchase Agreement dated 6/30/2011, 0.01% due 7/1/2011 with Fixed Income Clearing Corp. collateralized by $130,000 of U.S. Treasury Note at 3.125% due 4/30/2017; value: $138,687; proceeds: $135,749 (cost $135,749)	$136	$135,749

Total Investments in Securities 105.57% (cost $1,453,762)		1,497,068

Liabilities in Excess of Foreign Cash and Other Assets (5.57)%		(78,948)

Net Assets 100%		$1,418,120

ADR	American Depositary Receipt.
*	Non-income producing security.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments in securities, at fair value (cost $1,453,762)	$1,497,068
Foreign cash, at value (cost $2,004)	2,021
Receivables:
From advisor (See Note 3)	9,977
Interest and dividends	3,963
Capital shares sold	2,982
Total assets	1,516,011
LIABILITIES:
Payables:
Investment securities purchased	26,454
Management fee	761
Fund administration	41
Directors’ fees	10
Accrued expenses and other liabilities	70,625
Total liabilities	97,891
NET ASSETS	$1,418,120
COMPOSITION OF NET ASSETS:
Paid-in capital	$1,346,640
Undistributed net investment income	13,223
Accumulated net realized gain on investments and foreign currency related transactions	14,962
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	43,295
Net Assets	$1,418,120
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	86,145
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$16.46

See Notes to Financial Statements.

9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

Investment income:
Dividends (net of foreign withholding taxes of $1,742)	$17,418
Interest and other	2
Total investment income	17,420
Expenses:
Management fee	3,295
Shareholder servicing	2,676
Custody	45,724
Professional	20,564
Offering costs	3,122
Reports to shareholders	3,562
Fund administration	176
Directors’ fees	10
Other	1,723
Gross expenses	80,852
Management fee waived and expenses reimbursed (See Note 3)	(77,029)
Net expenses	3,823
Net investment income	13,597
Net realized and unrealized gain:
Net realized gain on investments (net of foreign capital gains tax) and foreign currency related transactions	17,380
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,359
Net realized and unrealized gain	21,739
Net Increase in Net Assets Resulting From Operations	$35,336

See Notes to Financial Statements.

10

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2011 (unaudited)	For the Period Ended December 31, 2010*
Operations:
Net investment income	$13,597	$2,324
Net realized gain (loss) on investments and foreign currency related transactions	17,380	(3,016)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	4,359	38,936
Net increase in net assets resulting from operations	35,336	38,244
Distributions to shareholders from:
Net investment income	–	(2,100)
Capital share transactions (See Note 10):
Proceeds from sales of shares	869,070	562,066
Reinvestment of distributions	–	2,099
Cost of shares reacquired	(71,458)	(15,137)
Net increase in net assets resulting from capital share transactions	797,612	549,028
Net increase in net assets	832,948	585,172
NET ASSETS:
Beginning of period	$585,172	$–
End of period	$1,418,120	$585,172
Undistributed (distributions in excess of) net investment income	$13,223	$(374)

*	For the period April 16, 2010 (commencement of operations) to December 31, 2010.

See Notes to Financial Statements.

11

Financial Highlights

	Six Months Ended 6/30/2011 (unaudited)		4/16/2010(a) to 12/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$15.72		$15.00

Investment operations:

Net investment income(b)			.01

Net realized and unrealized loss			(.37)

Total from investment operations			(.36)

Net asset value, on SEC Effective Date, 5/1/2010			$14.64

Investment operations:

Net investment income(b)	.25		.10

Net realized and unrealized gain	.49		1.04

Total from investment operations	.74		1.14

Distributions to shareholders from:

Net investment income	–		(.06)

Net asset value, end of period	$16.46		$15.72

Total Return(c)			5.20	%(d)(e)

Total Return(c)	4.71	%(d)	7.79	%(d)(f)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(d)	.87	%(g)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(d)	.87	%(g)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	9.06	%(d)	63.34	%(g)

Net investment income	1.52	%(d)	1.02	%(g)

Supplemental Data:
Net assets, end of period (000)	$1,418		$585

Portfolio turnover rate	35.10	%(d)	50.25%

(a)	Commencement of operations was 4/16/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Total return for the period 4/16/10 through 12/31/10.
(f)	Total return for the period 5/1/10 through 12/31/10.
(g)	Annualized.

See Notes to Financial Statements.

12

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers International Core Equity Portfolio (the “Fund”).

The Fund’s investment objective is to seek long-term capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

13

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal period ended December 31, 2010. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own

14

Notes to Financial Statements (unaudited)(continued)

assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$239,437	$1,117,561	$–	$1,356,998
Preferred Stock	4,321	–	–	4,321
Repurchase Agreement	–	135,749	–	135,749
Total	$243,758	$1,253,310	$–	$1,497,068

*	See Schedule of Investments for fair values in each industry.

As of December 31, 2010, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded. Accordingly, the valuations of foreign securities as of December 31, 2010 were categorized as Level 1 inputs. As of June 30, 2011, the Fund utilized adjusted valuations of foreign securities in certain markets (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for these foreign securities. During the period ended June 30, 2011, the portion of foreign securities held in certain markets by the Fund that were classified as Level 1 as of December 31, 2010 that remained in the portfolio as of June 30, 2011 were transferred from Level 1 to Level 2.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

15

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2011, the effective management fee, net of waivers and expenses reimbursed, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period January 1, 2011 through April 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .87%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

The Company, on behalf of the Fund, may enter into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2011, the Fund incurred expenses of $1,538 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2011 and the fiscal year ended December 31, 2010 was as follows:

	Six Months Ended 6/30/2011 (unaudited)	Period Ended 12/31/2010*
Distributions paid from:
Ordinary income	$–	$2,100
Total distributions paid	$–	$2,100

*	For the period April 16, 2010 (commencement of operations) to December 31, 2010.

16

Notes to Financial Statements (unaudited)(continued)

As of December 31, 2010, the capital loss carryforward, along with the related expiration date, was as follows:

2018	Total
$814	$814

As of June 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,455,868
Gross unrealized gain	66,124
Gross unrealized loss	(24,924)
Net unrealized security gain	$41,200

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2011 were as follows:

Purchases	Sales
$1,066,289	$316,196

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2011.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

17

Notes to Financial Statements (unaudited)(concluded)

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Fund invests.

Large company value stocks, in which the Fund invests, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks.

The Fund is subject to the risks of investing in foreign securities, the securities of large foreign companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries.

The Fund is also subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect the Fund’s performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (unaudited)	Period Ended December 31, 2010†
Shares sold	53,282	38,067
Reinvestment of distributions	–	135
Shares reacquired	(4,372)	(967)
Increase	48,910	37,235

†	For the period April 16, 2010 (commencement of operations) to December 31, 2010.

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

19

This page is intentionally left blank.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

International Core Equity Portfolio

SFICE-PORT-3-0611

(08/11)

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—International Opportunities Portfolio

For the six-month period ended June 30, 2011

Lord Abbett Series Fund — International Opportunities Portfolio

Semiannual Report

For the six-month period ended June 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — International Opportunities Portfolio for the six-month period ended June 30, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/11 – 6/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/11	6/30/11	1/1/11 - 6/30/11
Class VC
Actual	$1,000.00	$1,029.70	$6.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.01

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2011

Sector*	%**
Consumer Discretionary	23.94%
Consumer Staples	7.35%
Energy	4.98%
Financials	13.57%
Health Care	2.37%
Industrials	23.41%
Information Technology	8.06%
Materials	9.69%
Telecommunication Services	0.58%
Utilities	2.46%
Short-Term Investment	3.59%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 97.31%

COMMON STOCKS 96.00%

Australia 3.14%

Chemicals 1.60%
Incitec Pivot Ltd.	211,948	$883

Metals & Mining 0.60%
Medusa Mining Ltd.	47,093	333

Trading Companies & Distributors 0.94%
Emeco Holdings Ltd.	427,375	521

Total Australia		1,737

Brazil 2.68%

Electric: Utilities 0.68%
Companhia de Transmissao de Energia Electrica Paulista*	141	5
Equatorial Energia SA	48,700	371

		376

Insurance 1.13%
Brasil Insurance Participacoes e Administracao SA	500	625

Real Estate Management & Development 0.87%
BR Properties SA	42,900	481

Total Brazil		1,482

Canada 3.72%

Metals & Mining 2.83%
Centerra Gold, Inc.	22,712	377
Inmet Mining Corp.	7,571	545
Quadra FNX Mining Ltd.*	43,145	640

		1,562

Oil, Gas & Consumable Fuels 0.89%
Bankers Petroleum Ltd.*	69,200	494

Total Canada		2,056

Investments	Shares	U.S. $ Fair Value (000)
Finland 1.06%

Leisure Equipment & Products
Amer Sports OYJ A Shares	35,008	$583

France 3.27%

Beverages 1.28%
Remy Cointreau SA	8,413	708

Computers & Peripherals 0.95%
Gemalto NV	10,996	525

Media 1.04%
Ipsos SA	12,253	575

Total France		1,808

Germany 10.04%

Aerospace & Defense 1.47%
MTU Aero Engines Holding AG	10,179	813

Building Products 0.95%
NORMA Group*	17,833	524

Chemicals 1.02%
Symrise GmbH & Co. AG	17,642	562

Electrical Equipment 0.52%
Tognum AG*	7,674	287

Industrial Conglomerates 1.46%
Rheinmetall AG	9,100	805

Life Sciences Tools & Services 1.35%
Gerresheimer AG	15,591	744

Machinery 0.63%
Deutz AG*	35,080	346

Semiconductors & Semiconductor Equipment 0.65%
Dialog Semiconductor plc*	19,737	360

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Trading Companies & Distributors 1.02%
Kloeckner & Co. SE	18,725	$564

Transportation Infrastructure 0.97%
Hamburger Hafen und Logistik AG	12,355	537

Total Germany		5,542

Greece 0.92%

Specialty Retail
Jumbo SA	67,466	509

Hong Kong 4.96%

Auto Components 1.40%
Minth Group Ltd.	476,000	772

Building Products
Yuanda China Holdings Ltd.*	1,740,000	327

Communications Equipment 0.61%
VTech Holdings Ltd.	28,700	340

Construction & Engineering 1.31%
China State Construction International Holdings Ltd.	712,400	725

Hotels, Restaurants & Leisure 1.05%
REXLot Holdings Ltd.	5,975,000	578

Total Hong Kong		2,742

India 1.13%

Real Estate Management & Development
Housing Development & Infrastructure Ltd.*	174,347	625

Ireland 1.77%

Beverages 1.29%
C&C Group plc	137,476	715

Investments	Shares	U.S. $ Fair Value (000)
Machinery 0.48%
Charter International plc	20,664	$263

Total Ireland		978

Italy 7.11%

Beverages 1.03%
Davide Campari-Milano SpA	69,436	570

Capital Markets 0.81%
Azimut Holding SpA	48,158	450

Electric: Utilities 0.98%
Iren SpA	300,640	540

Insurance 1.15%
Milano Assicurazioni SpA*	886,420	388
Unipol Gruppo Finanziario SpA*	454,525	247

		635

Internet & Catalog Retail 1.11%
Yoox SpA*	33,172	611

Textiles, Apparel & Luxury Goods 1.54%
Safilo Group SpA*	22,842	363
Salvatore Ferragamo Italia SpA*	32,546	486

		849

Transportation Infrastructure 0.49%
Ansaldo STS SpA	19,464	273

Total Italy		3,928

Japan 17.05%

Chemicals 1.07%
ZEON Corp.	63,000	589

Communications Equipment 0.47%
Hitachi Kokusai Electric, Inc.	31,000	258

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Containers & Packaging 1.47%
FP Corp.	13,100	$812

Diversified Consumer Services 1.09%
Benesse Holdings, Inc.	14,000	602

Electronic Equipment, Instruments & Components 1.14%
Nippon Electric Glass Co., Ltd.	49,000	629

Health Care Equipment & Supplies 1.04%
Hogy Medical Co., Ltd.	12,800	577

Household Durables 1.31%
Makita Corp.	15,500	722

Information Technology Services 0.51%
Obic Co., Ltd.	1,510	282

Internet & Catalog Retail 2.38%
DeNA Co., Ltd.	16,300	701
Start Today Co., Ltd.	30,700	613

		1,314

Internet Software & Services 0.47%
Gree, Inc.*	11,900	260

Machinery 2.84%
Hitachi Construction Machinery Co., Ltd.	17,100	383
Nabtesco Corp.	31,500	763
Sumitomo Heavy Industries Ltd.	61,000	426

		1,572

Multi-Line Retail 1.26%
Don Quijote Co., Ltd.	20,000	696

Real Estate Investment Trusts 0.61%
United Urban Investment Corp.	292	336

Investments	Shares	U.S. $ Fair Value (000)
Specialty Retail 0.81%
Nitori Holdings Co., Ltd.	4,700	$446

Wireless Telecommunication Services 0.58%
Okinawa Cellular Telephone Co.	152	322

Total Japan		9,417

Mexico 0.83%

Beverages
Arca Continental SAB de CV	64,700	459

Netherlands 2.16%

Professional Services 0.92%
Brunel International NV	11,465	506

Semiconductors & Semiconductor Equipment 1.24%
ASM International NV	17,440	687

Total Netherlands		1,193

Norway 1.38%

Energy Equipment & Services
Aker Drilling ASA*	68,640	214
Electromagnetic GeoServices ASA*	166,927	359
Ocean Rig UDW, Inc.*	10,241	188

Total Norway		761

Philippines 1.73%

Real Estate Management & Development
Filinvest Land, Inc.	17,020,000	461
Megaworld Corp.	10,759,000	496

Total Philippines		957

South Africa 1.11%

Specialty Retail
Lewis Group Ltd.	48,968	614

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
South Korea 2.54%

Auto Components 1.53%
Mando Corp.	4,063	$845

Commercial Banks 1.01%
DGB Financial Group, Inc*	36,710	557

Total South Korea		1,402

Spain 1.91%

Food Products
Ebro Foods SA	22,455	519
Viscofan SA	13,502	537

Total Spain		1,056

Sweden 1.55%

Commercial Services & Supplies 0.94%
Intrum Justitia AB	35,281	519

Food & Staples Retailing 0.61%
Axfood AB	9,568	337

Total Sweden		856

Switzerland 2.44%

Capital Markets 1.19%
EFG International AG*	59,391	658

Household Durables 0.72%
Forbo Holding AG Registered Shares*	522	397

Specialty Retail 0.53%
Dufry Group Registered Shares*	2,327	293

Total Switzerland		1,348

Taiwan 0.75%

Computers & Peripherals
Wistron Corp.	230,506	411

Investments	Shares	U.S. $ Fair Value (000)
Turkey 0.46%

Food Products
Ulker Biskuvi Sanayi AS	72,928	$253

United Kingdom 22.29%

Airlines 0.60%
easyJet plc*	57,814	334

Capital Markets 1.29%
3i Group plc	157,421	711

Chemicals 1.19%
Croda International plc	21,747	659

Commercial Services & Supplies 2.99%
Aggreko plc	21,073	653
Babcock International Group plc	39,240	449
Regus plc	308,151	547

		1,649

Consumer Finance 0.48%
Provident Financial plc	17,051	264

Electrical Equipment 0.05%
Ceres Power Holdings plc*	51,000	29

Electronic Equipment, Instruments & Components 0.30%
Premier Farnell plc	41,529	166

Hotels, Restaurants & Leisure 1.74%
Bwin.Party Digital Entertainment plc*	299,674	721
Sportingbet plc	273,376	242

		963

Industrial Conglomerates 1.78%
Lonrho plc*	1,488,516	424
New World Resources plc A Shares	38,006	558

		982

See Notes to Financial Statements.

7

Schedule of Investments (unaudited)(concluded)

June 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Insurance 2.30%
Amlin plc	98,430	$642
Catlin Group Ltd.	97,163	626

		1,268

Internet Software & Services 1.04%
Telecity Group plc*	64,785	576

Media 1.44%
Aegis Group plc	310,462	797

Multi-Line Retail 1.52%
Debenhams plc*	373,842	413
Next plc	11,422	427

		840

Oil, Gas & Consumable Fuels 2.76%
Afren plc*	167,934	426
Dragon Oil plc	62,940	528
Premier Oil plc*	79,616	571

		1,525

Professional Services 2.19%
Intertek Group plc	17,428	552
Michael Page International plc	76,617	658

		1,210

Specialty Retail 0.62%
Carphone Warehouse Group plc*	49,964	339

Total United Kingdom		12,312

Total Common Stocks (cost $47,085,930)		53,029

PREFERRED STOCKS 1.31%

Brazil

Electric: Utilities 0.83%
Companhia de Transmissao de Energia Eletrica Paulista	14,245	458

Investments	Shares	U.S. $ Fair Value (000)
Machinery 0.48%
Marcopolo SA	58,694	$263

Total Preferred Stocks (cost $523,461)		721

Total Long-Term Investments (cost $47,609,391)		53,750

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.62%

Repurchase Agreement
Repurchase Agreement dated 6/30/2011, 0.01% due 7/1/2011 with Fixed Income Clearing Corp. collateralized by $2,060,000 of Federal National Mortgage Assoc. at 0.75% due 10/25/2013; value: $2,041,975; proceeds: $1,999,344 (cost $1,999,344)	$1,999	1,999

Total Investments in Securities 100.93% (cost $49,608,735)		55,749

Liabilities in Excess of Foreign Cash and Other Assets (0.93)%		(513)

Net Assets 100.00%		$55,236

*	Non-income producing security.

See Notes to Financial Statements.

8

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments in securities, at fair value (cost $49,608,735)	$55,749,394
Foreign cash, at value (cost $303,719)	314,502
Receivables:
Interest and dividends	111,623
Investment securities sold	52,434
Capital shares sold	20,621
From advisor (See Note 3)	11,207
Prepaid expenses	6
Total assets	56,259,787
LIABILITIES:
Payables:
Investment securities purchased	860,482
Management fee	33,483
Capital shares reacquired	17,517
Directors’ fees	3,358
Fund administration	1,786
Accrued expenses and other liabilities	107,265
Total liabilities	1,023,891
NET ASSETS	$55,235,896
COMPOSITION OF NET ASSETS:
Paid-in capital	$48,952,874
Undistributed net investment income	279,027
Accumulated net realized loss on investments and foreign currency related transactions	(146,062)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	6,150,057
Net Assets	$55,235,896
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	6,126,565
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$9.02

See Notes to Financial Statements.

9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

Investment income:
Dividends (net of foreign withholding taxes of $47,031)	$653,371
Interest and other	1,871
Total investment income	655,242
Expenses:
Management fee	200,515
Shareholder servicing	81,068
Custody	47,069
Professional	23,582
Reports to shareholders	12,082
Fund administration	10,694
Directors’ fees	771
Other	3,506
Gross expenses	379,287
Expense reductions (See Note 7)	(37)
Management fee waived (See Note 3)	(58,426)
Net expenses	320,824
Net investment income	334,418
Net realized and unrealized gain (loss):
Net realized gain on investments (net of foreign capital gains tax) and foreign currency related transactions	3,810,788
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,622,909)
Net realized and unrealized gain	1,187,879
Net Increase in Net Assets Resulting From Operations	$1,522,297

See Notes to Financial Statements.

10

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2011 (unaudited)	For the Year Ended December 31, 2010
Operations:
Net investment income	$334,418	$404,170
Net realized gain on investments and foreign currency related transactions (net of foreign capital gains tax)	3,810,788	7,114,979
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(2,622,909)	1,684,283
Net increase in net assets resulting from operations	1,522,297	9,203,432
Distributions to shareholders from:
Net investment income	–	(374,581)
Capital share transactions (See Note 10):
Proceeds from sales of shares	8,258,134	14,587,155
Reinvestment of distributions	–	374,581
Cost of shares reacquired	(7,175,082)	(15,170,326)
Net increase (decrease) in net assets resulting from capital share transactions	1,083,052	(208,590)
Net increase in net assets	2,605,349	8,620,261
NET ASSETS:
Beginning of period	$52,630,547	$44,010,286
End of period	$55,235,896	$52,630,547
Undistributed (distributions in excess of) net investment income	$279,027	$(55,391)

See Notes to Financial Statements.

11

Financial Highlights

	Six Months Ended 6/30/2011 (unaudited)		Year Ended 12/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$8.76		$7.28	$4.99	$10.83	$11.89	$10.43

Investment operations:

Net investment income(a)	.05		.07	.06	.10	.08	.10

Net realized and unrealized gain (loss)	.21		1.47	2.33	(5.69)	.44	2.91

Total from investment operations	.26		1.54	2.39	(5.59)	.52	3.01

Distributions to shareholders from:

Net investment income	–		(.06)	(.10)	(.05)	(.11)	(.01)

Net realized gain	–		–	–	(.20)	(1.47)	(1.50)

Total distributions	–		(.06)	(.10)	(.25)	(1.58)	(1.55)

Net asset value, end of period	$9.02		$8.76	$7.28	$ 4.99	$10.83	$11.89

Total Return(b)	2.97	%(c)	21.22%	47.87%	(51.53)%	4.73%	29.08%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.15%	1.06%	1.15%	1.15%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.60	%(c)	1.20%	1.15%	1.06%	1.15%	1.15%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.70	%(c)	1.41%	1.58%	1.53%	1.36%	1.65%

Net investment income	.62	%(c)	.88%	1.04%	1.31%	.67%	.87%

Supplemental Data:
Net assets, end of period (000)	$55,236		$52,631	$44,010	$21,594	$33,963	$28,093

Portfolio turnover rate	53.17	%(c)	86.71%	104.65%	123.71%	106.30%	98.50%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

12

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers International Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

13

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended December 31, 2007 through December 31, 2010. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions (net of foreign capital gain tax) on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own

14

Notes to Financial Statements (unaudited)(continued)

assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$11,299	$41,730	$–	$53,029
Preferred Stocks	721	–	–	721
Repurchase Agreement	–	1,999	–	1,999
Total	$12,020	$43,729	$–	$55,749

*	See Schedule of Investments for fair values in each industry.

As of December 31, 2010, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded. Accordingly, the valuations of foreign securities as of December 31, 2010 were categorized as Level 1 inputs. As of June 30, 2011, the Fund utilized adjusted valuations of foreign securities in certain markets (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for these foreign securities. During the period ended June 30, 2011, the portion of foreign securities held in certain markets by the Fund that were classified as Level 1 as of December 31, 2010 that remained in the portfolio as of June 30, 2011 were transferred from Level 1 to Level 2.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

15

Notes to Financial Statements (unaudited)(continued)

For the six months ended June 30, 2011, the effective management fee, net of waivers, was at an annualized rate of .53% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period January 1, 2011 through April 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.20%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2011, the Fund incurred expenses of $72,186 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2011 and the fiscal year ended December 31, 2010 was as follows:

	Six Months Ended 6/30/2011 (unaudited)	Year Ended 12/31/2010
Distributions paid from:
Ordinary income	$–	$374,581
Total distributions paid	$–	$374,581

16

Notes to Financial Statements (unaudited)(continued)

As of December 31, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

2016	2017	Total
$408,950	$2,850,200	$3,259,150

As of June 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$50,363,137
Gross unrealized gain	7,112,146
Gross unrealized loss	(1,725,889)
Net unrealized security gain	$5,386,257

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain foreign securities and wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2011 were as follows:

Purchases	Sales
$29,230,483	$28,188,526

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2011.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

17

Notes to Financial Statements (unaudited)(concluded)

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. These include the risks of investing in equity markets in foreign countries, the risk of investing in derivatives, liquidity risk, and the risks from leverage. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. These risks are generally greater for securities issued by companies in emerging market countries. Investing in small companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity.

The Fund is also subject to the risks associated with derivatives, which may be different and greater than the risks associated with investing directly in securities and other instruments.

These factors can affect the Fund’s performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (unaudited)	Year Ended December 31, 2010
Shares sold	933,603	1,905,221
Reinvestment of distributions	–	43,658
Shares reacquired	(814,037)	(1,989,589)
Increase (decrease)	119,566	(40,710)

18

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

19

This page is intentionally left blank.

This report, when not used for the
general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual
fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

International Opportunities Portfolio

SFIO-PORT-3-0611 (08/11)

2011

LORD ABBETT

SEMIANNUAL REPORT

Lord Abbett

Series Fund—Mid Cap Value Portfolio

For the six-month period ended June 30, 2011

Lord Abbett Series Fund — Mid Cap Value Portfolio

Semiannual Report

For the six-month period ended June 30,
2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead
Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund – Mid Cap Value Portfolio for the six-month period ended June 30, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/11 – 6/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following
page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value

Ending Account Value

Expenses Paid During Period†

1/1/11

6/30/11

1/1/11 - 6/30/11

Class VC

Actual

$
1,000.00

$
1,080.90

$
5.99

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,019.03

$
5.81

†

  Net expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2011

Sector*

%**

Consumer Discretionary

14.08%

Consumer Staples

2.47%

Energy

13.15%

Financials

16.83%

Health Care

12.60%

Industrials

16.81%

Information Technology

6.75%

Materials

12.94%

Telecommunication Services

0.98%

Utilities

2.82%

Short-Term Investment

0.57%

Total

100.00%

*

A sector may comprise several industries.

**

Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2011

Investments

Shares

Fair Value (000)

COMMON STOCKS 98.68%

Aerospace & Defense 1.25%

Rockwell Collins, Inc.

101,500

$
6,262

Airlines 1.08%

Delta Air Lines, Inc.*

181,100

1,661

Southwest Airlines Co.

326,000

3,723

Total

5,384

Auto Components 0.49%

Lear Corp.

46,100

2,465

Beverages 0.49%

Dr. Pepper Snapple Group, Inc.

58,000

2,432

Capital Markets 4.37%

Affiliated Managers Group, Inc.*

40,400

4,099

Invesco Ltd.

192,800

4,511

Lazard Ltd. Class A

254,440

9,440

LPL Investment Holdings, Inc.*

110,725

3,788

Total

21,838

Chemicals 5.37%

Air Products & Chemicals, Inc.

38,900

3,718

Ashland, Inc.

76,600

4,950

Celanese Corp. Series A

91,394

4,872

Eastman Chemical Co.

45,800

4,675

Huntsman Corp.

162,600

3,065

LyondellBasell Industries NV Class A (Netherlands)(a)

104,200

4,014

Olin Corp.

69,164

1,567

Total

26,861

Commercial Banks 8.12%

City National Corp.

117,830

6,392

Comerica, Inc.

142,100

4,913

Investments

Shares

Fair Value (000)

Commerce Bancshares, Inc.

90,119

$
3,875

Cullen/Frost Bankers, Inc.

82,600

4,696

Hancock Holding Co.

117,893

3,652

KeyCorp

304,100

2,533

M&T Bank Corp.

58,500

5,145

Signature Bank*

87,103

4,982

TCF Financial Corp.

178,000

2,457

UMB Financial Corp.

46,700

1,956

Total

40,601

Commercial Services & Supplies 1.67%

Republic Services, Inc.

270,000

8,329

Construction & Engineering 1.21%

Jacobs Engineering Group, Inc.*

91,000

3,936

URS Corp.*

47,406

2,121

Total

6,057

Containers & Packaging 2.96%

Ball Corp.

51,500

1,981

Greif, Inc. Class A

105,700

6,873

Temple-Inland, Inc.

200,023

5,949

Total

14,803

Diversified Financial Services 0.52%

CIT Group, Inc.*

58,837

2,604

Diversified Telecommunication Services 0.97%

CenturyLink, Inc.

120,319

4,864

Electric: Utilities 1.45%

Northeast Utilities

71,963

2,531

PPL Corp.

168,800

4,698

Total

7,229

Electrical Equipment 1.45%

AMETEK, Inc.

52,350

2,350

General Cable Corp.*

114,600

4,880

Total

7,230

See Notes to Financial
Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments

Shares

Fair Value (000)

Electronic Equipment, Instruments & Components 1.24%

FLIR Systems, Inc.

64,100

$
2,161

TE Connectivity Ltd. (Switzerland)(a)

110,100

4,047

Total

6,208

Energy Equipment & Services 4.57%

Ensco plc ADR

42,221

2,250

GulfMark Offshore, Inc. Class A*

27,099

1,198

Halliburton Co.

98,960

5,047

Helix Energy Solutions Group, Inc.*

41,498

687

Helmerich & Payne, Inc.

37,500

2,480

Superior Energy Services, Inc.*

106,400

3,952

Tidewater, Inc.

46,950

2,526

Weatherford International Ltd. (Switzerland)*(a)

252,600

4,736

Total

22,876

Food Products 1.97%

Bunge Ltd.

142,734

9,841

Gas Utilities 0.37%

Questar Corp.

104,400

1,849

Health Care Equipment & Supplies 3.12%

Cooper Cos., Inc. (The)

20,800

1,648

Kinetic Concepts, Inc.*

94,000

5,418

St. Jude Medical, Inc.

73,200

3,490

Zimmer Holdings, Inc.*

80,000

5,056

Total

15,612

Health Care Providers & Services 4.86%

AmerisourceBergen Corp.

43,100

1,784

Coventry Health Care, Inc.*

110,200

4,019

HCA Holdings, Inc.*

68,500

2,261

HealthSouth Corp.*

114,535

3,007

Humana, Inc.*

49,800

4,011

Investments

Shares

Fair Value (000)

McKesson Corp.

59,300

$
4,960

Patterson Cos., Inc.

54,100

1,779

Universal Health Services, Inc. Class B

47,938

2,470

Total

24,291

Household Durables 2.88%

Fortune Brands, Inc.

101,300

6,460

Garmin Ltd. (Switzerland)(a)

38,000

1,255

Harman International Industries, Inc.

31,400

1,431

Tupperware Brands Corp.

78,209

5,275

Total

14,421

Industrial Conglomerates 0.62%

Tyco International Ltd. (Switzerland)(a)

62,450

3,087

Information Technology Services 2.73%

Fiserv, Inc.*

118,700

7,434

Western Union Co. (The)

310,500

6,219

Total

13,653

Insurance 3.10%

ACE Ltd. (Switzerland)(a)

46,519

3,062

Aon Corp.

115,200

5,910

Marsh & McLennan Cos., Inc.

77,800

2,426

PartnerRe Ltd.

60,000

4,131

Total

15,529

Machinery 8.73%

Dover Corp.

92,572

6,277

Eaton Corp.

99,984

5,144

Ingersoll-Rand plc (Ireland)(a)

132,200

6,003

Kennametal, Inc.

104,225

4,399

Pall Corp.

84,407

4,746

Parker Hannifin Corp.

40,100

3,599

SPX Corp.

31,700

2,620

See Notes to Financial
Statements.

5

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments

Shares

Fair Value (000)

Machinery (continued)

Trinity Industries, Inc.

217,887

$
7,600

WABCO Holdings, Inc.*

47,336

3,269

Total

43,657

Media 5.73%

Discovery Communications, Inc. Class A*

61,200

2,507

Interpublic Group of Cos., Inc. (The)

1,263,980

15,800

Omnicom Group, Inc.

215,100

10,359

Total

28,666

Metals & Mining 4.40%

Agnico-Eagle Mines Ltd. (Canada)(a)

53,356

3,368

Carpenter Technology Corp.

84,200

4,857

IAMGOLD Corp. (Canada)(a)

254,700

4,778

Reliance Steel & Aluminum Co.

104,406

5,184

Royal Gold, Inc.

28,700

1,681

Worthington Industries, Inc.

92,800

2,144

Total

22,012

Multi-Line Retail 1.29%

Macy’s, Inc.

221,400

6,474

Multi-Utilities 0.99%

CMS Energy Corp.

250,503

4,932

Oil, Gas & Consumable Fuels 8.47%

Cabot Oil & Gas Corp.

33,600

2,228

El Paso Corp.

467,840

9,450

EQT Corp.

179,259

9,415

Forest Oil Corp.*

175,859

4,697

Murphy Oil Corp.

44,800

2,941

QEP Resources, Inc.

196,600

8,224

Investments

Shares

Fair Value (000)

Range Resources Corp.

97,800

$
5,428

Total

42,383

Paper & Forest Products 0.11%

International Paper Co.

17,900

534

Pharmaceuticals 4.52%

Mylan, Inc.*

423,511

10,448

Par Pharmaceutical Cos., Inc.*

73,600

2,427

Warner Chilcott plc Class A (Ireland)(a)

232,100

5,601

Watson Pharmaceuticals, Inc.*

60,200

4,137

Total

22,613

Real Estate Investment Trusts 0.59%

Alexandria Real Estate Equities, Inc.

38,400

2,973

Road & Rail 0.69%

Kansas City Southern*

58,176

3,452

Semiconductors & Semiconductor Equipment 1.00%

Analog Devices, Inc.

40,100

1,569

Micron Technology, Inc.*

456,000

3,411

Total

4,980

Software 1.73%

Adobe Systems, Inc.*

164,670

5,179

Intuit, Inc.*

67,300

3,490

Total

8,669

Specialty Retail 3.47%

Guess?, Inc.

127,800

5,375

PetSmart, Inc.

93,400

4,238

Pier 1 Imports, Inc.*

669,845

7,750

Total

17,363

See Notes to Financial
Statements.

6

Schedule of Investments (unaudited)(concluded)

June 30, 2011

Investments

Shares

Fair Value (000)

Textiles, Apparel & Luxury Goods 0.10%

VF Corp.

4,500

$
489

Total Common Stocks (cost $384,769,037)

493,523

Principal Amount (000)

SHORT-TERM INVESTMENT 0.57%

Repurchase Agreement

Repurchase Agreement dated 6/30/2011, 0.01% due 7/1/2011 with Fixed Income Clearing Corp. collateralized by $2,885,000 of Federal Home Loan Mortgage Corp. at 1.00% due 11/8/2013; value:
$2,888,606; proceeds: $2,828,577 (cost $2,828,576)

$
2,829

2,829

Total Investments in Securities 99.25% (cost $387,597,613)

496,352

Cash and Other Assets in Excess of Liabilities 0.75%

3,776

Net Assets 100.00%

$
500,128

ADR

American Depositary Receipt.

*

Non-income producing security.

(a)

Foreign security traded in U.S. dollars.

See Notes to Financial
Statements.

7

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:

Investments in securities, at fair value (cost $387,597,613)

$496,351,921

Cash

1,309,716

Receivables:

Investment securities sold

4,289,933

Interest and dividends

445,375

Capital shares sold

95,512

Prepaid expenses and other assets

362

Total assets

502,492,819

LIABILITIES:

Payables:

Investment securities purchased

771,088

Capital shares reacquired

558,108

Management fee

301,871

Directors’ fees

89,999

Fund administration

16,100

Accrued expenses and other liabilities

627,800

Total liabilities

2,364,966

NET ASSETS

$500,127,853

COMPOSITION OF NET ASSETS:

Paid-in capital

$599,347,295

Undistributed net investment income

167,134

Accumulated net realized loss on investments

(208,140,884
)

Net unrealized appreciation on investments

108,754,308

Net Assets

$500,127,853

Outstanding shares (200 million shares of common stock authorized, $.001 par value)

27,944,036

  Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)

$17.90

See Notes to Financial
Statements.

8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

Investment income:

Dividends (net of foreign withholding taxes of $12,356)

$
3,194,223

Interest

523

Total investment income

3,194,746

Expenses:

Management fee

1,893,865

Shareholder servicing

857,664

Fund administration

101,006

Reports to shareholders

32,676

Professional

25,933

Custody

14,006

Directors’ fees

7,369

Other

5,223

Gross expenses

2,937,742

Expense reductions (See Note 7)

(349
)

Net expenses

2,937,393

Net investment income

257,353

Net realized and unrealized gain:

Net realized gain on investments

38,918,974

Net change in unrealized appreciation/depreciation on investments

182,602

Net realized and unrealized gain

39,101,576

Net Increase in Net Assets Resulting From Operations

$
39,358,929

See Notes to Financial
Statements.

9

Statements of Changes in Net Assets

INCREASE IN NET ASSETS

For the Six Months Ended June 30, 2011 (unaudited)

For the Year Ended December 31, 2010

Operations:

Net investment income

$
257,353

$
1,753,924

Net realized gain on investments

38,918,974

76,909,643

Net change in unrealized appreciation/depreciation on investments

182,602

27,202,122

Net increase in net assets resulting from operations

39,358,929

105,865,689

Distributions to shareholders from:

Net investment income

–

(1,792,881
)

Capital share transactions (See Note 10):

Proceeds from sales of shares

14,825,389

21,920,143

Reinvestment of distributions

–

1,792,881

Cost of shares reacquired

(52,874,415
)

(99,594,418
)

  Net decrease in net assets resulting from
capital share transactions

(38,049,026
)

(75,881,394
)

Net increase in net assets

1,309,903

28,191,414

NET ASSETS:

Beginning of period

$
498,817,950

$
470,626,536

End of period

$
500,127,853

$
498,817,950

Undistributed (distributions in excess of) net investment income

$
167,134

$
(90,219
)

See Notes to Financial
Statements.

10

Financial Highlights

Six Months Ended 6/30/2011 (unaudited)

Year Ended 12/31

2010

2009

2008

2007

2006

Per Share Operating Performance

Net asset value, beginning of period

$16.56

$13.26

$10.51

$18.90

$21.78

$21.09

Investment operations:

Net investment income(a)

.01

.05

.05

.19

.09

.10

Net realized and unrealized gain (loss)

1.33

3.31

2.76

(7.68
)

.07

2.47

Total from investment operations

1.34

3.36

2.81

(7.49
)

.16

2.57

Distributions to shareholders from:

Net investment income

–

(.06
)

(.06
)

(.21
)

(.10
)

(.11
)

Net realized gain

–

–

–

(.69
)

(2.94
)

(1.77
)

Total distributions

–

(.06
)

(.06
)

(.90
)

(3.04
)

(1.88
)

Net asset value, end of period

$17.90

$16.56

$13.26

$10.51

$18.90

$21.78

Total Return(b)

8.09
%(c)

25.43
%

26.62
%

(39.36
)%

.58
%

12.23
%

Ratios to Average Net Assets:

Expenses, including expense reductions

.58
%(c)

1.21
%

1.22
%

1.15
%

1.12
%

1.12
%

Expenses, excluding expense reductions

.58
%(c)

1.21
%

1.22
%

1.15
%

1.12
%

1.12
%

Net investment income

.05
%(c)

.38
%

.48
%

1.21
%

.40
%

.48
%

Supplemental Data:

Net assets, end of period (000)

$500,128

$498,818

$470,627

$537,364

$1,052,158

$1,226,358

Portfolio turnover rate

20.96
%(c)

68.22
%

112.51
%(d)

30.43
%

35.39
%(d)

27.96
%(d)

(a)

Calculated using average shares outstanding during the period.

(b)

  Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.

(c)

Not annualized.

(d)

Includes portfolio securities delivered as a result of redemption in-kind transactions.

See Notes to Financial
Statements.

11

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Mid-Cap Value Portfolio (the “Fund”).

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)

Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)

Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

(d)

Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

12

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended December 31, 2007 through December 31, 2010. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)

Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)

Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments on the Fund’s
Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)

Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)

Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•

Level 1 - unadjusted quoted prices in active markets for identical investments;

13

Notes to Financial Statements (unaudited)(continued)

•

  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•

  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*

  Level 1
(000)

  Level 2
(000)

  Level 3
(000)

  Total
(000)

Common Stocks

$
493,523

$
–

$
–

$
493,523

Repurchase Agreement

–

2,829

–

2,829

Total

$
493,523

$
2,829

$
–

$
496,352

*

See Schedule of Investments for fair values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with
Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the
Fund’s average daily net assets at the following annual rate:

First $1 billion

.75%

Next $1 billion

.70%

Over $2 billion

.65%

For the six months ended June 30, 2011, the effective management fee was at an annualized rate of .75% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2011, the Fund incurred expenses of $836,081 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of
Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

14

Notes to Financial Statements (unaudited)(continued)

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2011 and the fiscal year ended December 31, 2010 was as follows:

  Six Months Ended
 6/30/2011
(unaudited)

  Year Ended
12/31/2010

Distributions paid from:

Ordinary income

$
–

$
1,792,881

Total distributions paid

$
–

$
1,792,881

As of December 31, 2010, the capital loss carryforward, along with the related expiration date, was as follows:

2017

Total

$245,721,548

$
245,721,548

As of June 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost

$
388,908,718

Gross unrealized gain

111,667,241

Gross unrealized loss

(4,224,038
)

Net unrealized security gain

$
107,443,203

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The
Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

15

Notes to Financial Statements (unaudited)(continued)

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2011 were as follows:

Purchases

Sales

$105,461,281

$
140,600,494

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2011.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of
Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an
arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust
Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s exposure to foreign companies (and ADRs), the Fund may experience increased market, liquidity, currency, political, information, and other risks.

These factors can affect the Fund’s performance.

16

Notes to Financial Statements (unaudited)(concluded)

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

  Six Months Ended
 June 30, 2011
(unaudited)

  Year Ended
December 31, 2010

Shares sold

847,965

1,525,333

Reinvestment of distributions

–

108,562

Shares reacquired

(3,018,394
)

(7,021,862
)

Decrease

(2,170,429
)

(5,387,967
)

17

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at
888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description
of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The
Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to
publicinfo@sec.gov.

18

This page is intentionally
left blank.

This report, when not used for the
general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual
fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Mid-Cap Value Portfolio

LASFMCV-3-0611

(08/11)

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Total Return Portfolio

For
the six-month period ended June 30, 2011

Lord Abbett Series Fund — Total Return Portfolio

Semiannual Report

For the six-month period ended
June 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead
Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Total Return Portfolio for the six-month period ended June 30, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/11 – 6/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following
page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Beginning Account Value

Ending Account Value

Expenses Paid During Period†

1/1/11

6/30/11

1/1/11 - 6/30/11

Class VC

Actual

$
1,000.00

$
1,032.70

$
3.23

Hypothetical (5% Return Before Expenses)

$
1,000.00

$
1,021.64

$
3.21

†

  Net expenses are equal to the Fund’s annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2011

Sector*

%**

Auto

0.55%

Basic Industry

2.18%

Capital Goods

0.40%

Consumer Cyclicals

1.38%

Consumer Discretionary

0.98%

Consumer Non-Cyclical

0.03%

Consumer Services

1.77%

Consumer Staples

1.13%

Energy

4.16%

Financial Services

20.38%

Foreign Government

0.16%

Government

49.83%

Health Care

1.33%

Integrated Oils

1.29%

Materials and Processing

4.15%

Municipal

1.73%

Other

0.20%

Producer Durables

0.45%

Technology

1.01%

Telecommunications

0.87%

Transportation

1.19%

Utilities

1.48%

Short-Term Investment

3.35%

Total

100.00%

*

A sector may comprise several industries.

**

Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2011

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Fair Value

LONG-TERM INVESTMENTS 106.27%

ASSET-BACKED SECURITIES 3.30%

Automobiles 2.38%

Ally Auto Receivables Trust 2011-2 A2

0.67%

10/15/2013

$
10

$
10,007

AmeriCredit Automobile Receivables Trust 2010-2 A2

1.22%

10/8/2013

9

9,009

AmeriCredit Automobile Receivables Trust 2010-3 A2

0.77%

12/9/2013

7

7,351

AmeriCredit Automobile Receivables Trust 2011-2 A2

0.90%

9/8/2014

10

10,007

Bank of America Auto Trust 2010-2 A2

0.91%

10/15/2012

5

5,243

BMW Vehicle Lease Trust 2009-1 A3

2.91%

3/15/2012

–
(a)

501

BMW Vehicle Lease Trust 2010-1 A2

0.58%

9/17/2012

4

4,279

Capital Auto Receivables Asset Trust 2008-1 A3B

1.187%
#

8/15/2012

–
(a)

545

CarMax Auto Owner Trust 2010-3 A2

0.75%

9/16/2013

9

9,482

CarMax Auto Owner Trust 2011-1 A2

0.72%

11/15/2013

20

20,019

Chrysler Financial Auto Securitization Trust 2010-A A2

0.69%

1/8/2013

13

13,180

Hyundai Auto Receivables Trust 2010-A A2

0.86%

11/15/2012

2

2,126

Mercedes-Benz Auto Receivables Trust 2010-1 A2

0.70%

8/15/2012

4

3,827

Nissan Auto Lease Trust 2010-A A2

1.10%

3/15/2013

1

1,431

Santander Drive Auto Receivables Trust 2010-2 A2

0.95%

8/15/2013

4

3,594

Santander Drive Auto Receivables Trust 2010-3 A2

0.93%

6/17/2013

5

5,006

Santander Drive Auto Receivables Trust 2011-1 A2

0.94%

2/18/2014

10

10,000

Santander Drive Auto Receivables Trust 2011-2 A2

1.04%

4/15/2014

25

25,011

Total

140,618

Credit Cards 0.84%

Bank of America Credit Card Trust 2006-A15

0.187%
#

4/15/2014

25

24,992

Bank of America Credit Card Trust 2008-A5

1.387%
#

12/16/2013

15

15,007

Capital One Multi-Asset Execution Trust 2005-A1

0.257%
#

1/15/2015

10

9,996

Total

49,995

Other 0.08%

SLM Student Loan Trust 2008-8 A1

0.774%
#

10/27/2014

5

4,610

Total Asset-Backed Securities (cost $195,125)

195,223

CORPORATE BONDS 35.87%

Aerospace/Defense 0.02%

Embraer Overseas Ltd. (Brazil)(b)

6.375%

1/15/2020

1

1,095

See Notes to Financial
Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Fair Value

Air Transportation 0.36%

Continental Airlines, Inc.

6.545%

2/2/2019

$
–
(a)

$
955

Qantas Airways Ltd.
(Australia)†(b)

6.05%

4/15/2016

10

10,850

Southwest Airlines Co.†

10.50%

12/15/2011

9

9,346

Total

21,151

Apparel 0.13%

PVH Corp.

7.75%

11/15/2023

7

7,529

Auto Parts: Original Equipment 0.24%

BorgWarner, Inc.

8.00%

10/1/2019

9

10,883

ITC Holdings Corp.†

5.50%

1/15/2020

3

3,269

Total

14,152

Automotive 0.23%

Cooper-Standard Automotive, Inc.

8.50%

5/1/2018

3

3,180

Ford Motor Co.

7.45%

7/16/2031

9

10,248

Total

13,428

Banks: Diversified 1.03%

Bank of America Corp.

5.625%

7/1/2020

5

5,172

Bank of America Corp.

7.625%

6/1/2019

15

17,402

Citigroup, Inc.

8.50%

5/22/2019

10

12,415

Goldman Sachs Group, Inc. (The)

5.375%

3/15/2020

9

9,310

Goldman Sachs Group, Inc. (The)

6.125%

2/15/2033

4

4,038

Goldman Sachs Group, Inc. (The)

6.25%

2/1/2041

5

5,058

Morgan Stanley

7.25%

4/1/2032

2

2,288

Provident Funding Associates LP/PFG Finance Corp.†

10.125%

2/15/2019

5

5,100

Total

60,783

Banks: Money Center 0.27%

SVB Financial Group

5.375%

9/15/2020

16

16,106

Beverages 0.29%

Bacardi Ltd.†

7.45%

4/1/2014

15

17,289

Biotechnology Research & Production 0.08%

Amgen, Inc.

5.70%

2/1/2019

4

4,537

See Notes to Financial
Statements.

5

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Fair Value

Broadcasting 0.18%

Citadel Broadcasting Corp.†

7.75%

12/15/2018

$
5

$
5,337

Cox Communications, Inc.

4.625%

6/1/2013

5

5,312

Total

10,649

Brokers 0.29%

Raymond James Financial, Inc.

8.60%

8/15/2019

14

17,123

Building Materials 0.34%

Building Materials Corp. of America†

7.00%

2/15/2020

7

7,367

Holcim US Finance SARL & Cie SCS (Luxembourg)†(b)

6.00%

12/30/2019

5

5,352

Owens Corning, Inc.

9.00%

6/15/2019

6

7,177

Total

19,896

Business Services 0.38%

Great Lakes Dredge & Dock Corp.†

7.375%

2/1/2019

6

5,940

Hillenbrand, Inc.

5.50%

7/15/2020

3

3,042

StoneMor Operating LLC/Cornerstone Family Services/Osiris Holdings

10.25%

12/1/2017

10

10,000

Verisk Analytics, Inc.

5.80%

5/1/2021

3

3,188

Total

22,170

Cable Services 0.10%

CCH II LLC/CCH II Capital Corp.

13.50%

11/30/2016

5

5,913

Capital Goods 0.34%

Republic Services, Inc.

6.75%

8/15/2011

20

20,117

Chemicals 1.80%

Airgas, Inc.

7.125%

10/1/2018

8

8,680

Basell Finance Co. BV
(Netherlands)†(b)

8.10%

3/15/2027

3

3,360

Incitec Pivot Finance LLC†

6.00%

12/10/2019

20

21,456

Methanex Corp. (Canada)(b)

6.00%

8/15/2015

7

7,129

Methanex Corp. (Canada)(b)

8.75%

8/15/2012

3

3,188

Mosaic Co. (The)†

7.625%

12/1/2016

30

31,878

Westlake Chemical Corp.

6.625%

1/15/2016

14

14,490

Yara International ASA
(Norway)†(b)

5.25%

12/15/2014

15

16,553

Total

106,734

See Notes to Financial
Statements.

6

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Fair Value

Coal 0.32%

Drummond Co., Inc.

7.375%

2/15/2016

$
9

$
9,292

Drummond Co., Inc.†

9.00%

10/15/2014

7

7,402

Penn Virginia Corp.

7.25%

4/15/2019

2

1,938

Total

18,632

Computer Hardware 0.13%

Maxim Integrated Products, Inc.

3.45%

6/14/2013

2

2,078

Seagate Technology International†

10.00%

5/1/2014

5

5,825

Total

7,903

Computer Software 0.50%

BMC Software, Inc.

7.25%

6/1/2018

15

17,320

SunGard Data Systems, Inc.

10.25%

8/15/2015

12

12,450

Total

29,770

Consumer Products 0.31%

American Greetings Corp.

7.375%

6/1/2016

6

6,210

Scotts Miracle-Gro Co. (The)

7.25%

1/15/2018

4

4,270

Tupperware Brands Corp.†

4.75%

6/1/2021

8

7,904

Total

18,384

Containers 0.78%

Ball Corp.

6.625%

3/15/2018

10

10,338

Crown Americas LLC/Crown Americas Capital Corp. II

7.625%

5/15/2017

5

5,356

Crown Cork & Seal Co., Inc.

7.50%

12/15/2096

15

12,000

Pactiv Corp.

7.95%

12/15/2025

9

8,100

Rock-Tenn Co.

5.625%

3/15/2013

6

6,225

Rock-Tenn Co.

9.25%

3/15/2016

4

4,340

Total

46,359

Diversified 0.14%

BHP Billiton Finance USA Ltd. (Australia)(b)

6.50%

4/1/2019

7

8,389

Drugs 0.21%

Pfizer, Inc.

7.20%

3/15/2039

2

2,519

Valeant Pharmaceuticals International†

6.50%

7/15/2016

10

9,938

Total

12,457

See Notes to Financial
Statements.

7

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Fair Value

Electric: Power 1.24%

Black Hills Corp.

9.00%

5/15/2014

$
3

$
3,479

Bruce Mansfield Unit

6.85%

6/1/2034

2

2,084

Connecticut Light & Power Co. (The)

6.35%

6/1/2036

2

2,275

Coso Geothermal Power Holdings LLC†

7.00%

7/15/2026

6

5,166

Duquesne Light Holdings, Inc.†

5.90%

12/1/2021

5

4,968

Duquesne Light Holdings, Inc.†

6.40%

9/15/2020

15

15,543

KCP&L Greater Missouri Operations Co.

11.875%

7/1/2012

3

3,306

NiSource Finance Corp.

10.75%

3/15/2016

3

3,924

PNM Resources, Inc.

9.25%

5/15/2015

6

6,720

PPL WEM Holdings plc (United
Kingdom)†(b)

5.375%

5/1/2021

5

5,190

Tampa Electric Co.

6.55%

5/15/2036

2

2,329

Texas-New Mexico Power Co.†

9.50%

4/1/2019

12

15,443

Wisconsin Electric Power Co.

5.625%

5/15/2033

3

3,147

Total

73,574

Electrical Equipment 0.10%

Public Service Co. of New Mexico

7.95%

5/15/2018

5

5,651

Electrical: Household 0.11%

Energizer Holdings, Inc.†

4.70%

5/19/2021

3

2,969

Legrand France SA (France)(b)

8.50%

2/15/2025

3

3,770

Total

6,739

Electronics 0.06%

Thomas & Betts Corp.

5.625%

11/15/2021

3

3,258

Electronics: Semi-Conductors/Components 0.40%

Freescale Semiconductor, Inc.

8.875%

12/15/2014

2

2,095

KLA-Tencor Corp.

6.90%

5/1/2018

19

21,492

Total

23,587

Energy Equipment & Services 0.30%

Cameron International Corp.

6.375%

7/15/2018

10

11,440

Cameron International Corp.

7.00%

7/15/2038

3

3,425

Michigan Consolidated Gas Co.

5.70%

3/15/2033

3

3,058

Total

17,923

Engineering & Contracting Services 0.05%

Aeropuertos Argentina 2000 SA
(Argentina)†(b)

10.75%

12/1/2020

3

3,179

See Notes to Financial
Statements.

8

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Fair Value

Environmental Services 0.14%

Casella Waste Systems, Inc.

11.00%

7/15/2014

$
4

$
4,470

Williams Cos., Inc. (The)

8.75%

3/15/2032

3

3,825

Total

8,295

Fertilizers 0.20%

Mosaic Global Holdings, Inc.

7.30%

1/15/2028

5

5,847

Potash Corp. of Saskatchewan, Inc. (Canada)(b)

5.875%

12/1/2036

6

6,218

Total

12,065

Financial Services 1.81%

General Electric Capital Corp.

2.00%

9/28/2012

25

25,472

General Electric Capital Corp.

6.875%

1/10/2039

42

47,701

Petrobras International Finance Co. (Brazil)(b)

5.375%

1/27/2021

2

2,064

Petrobras International Finance Co. (Brazil)(b)

6.875%

1/20/2040

2

2,139

TD Ameritrade Holding Corp.

5.60%

12/1/2019

4

4,295

Woodside Finance Ltd.
(Australia)†(b)

8.75%

3/1/2019

20

25,312

Total

106,983

Financial: Miscellaneous 0.43%

NASDAQ OMX Group, Inc. (The)

5.25%

1/16/2018

10

10,251

NASDAQ OMX Group, Inc. (The)

5.55%

1/15/2020

5

4,992

SLM Corp.

6.25%

1/25/2016

10

10,385

Total

25,628

Food 0.66%

Arcor (Argentina)†(b)

7.25%

11/9/2017

2

2,135

Southern States Cooperative, Inc.†

11.25%

5/15/2015

2

2,190

Tyson Foods, Inc.

6.85%

4/1/2016

5

5,550

Wm. Wrigley Jr. Co.†

3.70%

6/30/2014

28

29,112

Total

38,987

Gaming 0.17%

CCM Merger, Inc.†

8.00%

8/1/2013

5

4,938

Downstream Development Authority Quapaw Tribe of Oklahoma†

10.50%

7/1/2019

5

5,000

Total

9,938

Health Care Products 0.61%

Bausch & Lomb, Inc.

9.875%

11/1/2015

5

5,325

Biomet, Inc.

11.625%

10/15/2017

10

11,125

See Notes to Financial
Statements.

9

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Fair Value

Health Care Products (continued)

HCA, Inc.

8.50%

4/15/2019

$
5

$
5,550

HCA, Inc.

9.25%

11/15/2016

3

3,199

HCA, Inc. PIK

9.625%

11/15/2016

10

10,662

Total

35,861

Health Care Services 0.49%

Centene Corp.

5.75%

6/1/2017

5

4,919

Omega Healthcare Investors, Inc.

7.00%

1/15/2016

15

15,506

Omega Healthcare Investors, Inc.

7.50%

2/15/2020

2

2,130

Vanguard Health Systems, Inc.

Zero Coupon

2/1/2016

10

6,637

Total

29,192

Hospital Management 0.07%

Universal Health Services, Inc.

6.75%

11/15/2011

2

2,034

Universal Health Services, Inc.

7.125%

6/30/2016

2

2,191

Total

4,225

Hotels, Restaurants & Leisure 0.04%

Wendy’s/Arby’s Restaurants LLC

10.00%

7/15/2016

2

2,225

Household Equipment/Products 0.23%

American Standard Americas†

10.75%

1/15/2016

4

3,865

Dollar General Corp.

10.625%

7/15/2015

9

9,506

Total

13,371

Household Furnishings 0.16%

Sealy Mattress Co.†

10.875%

4/15/2016

2

2,230

Simmons Bedding Co.†

11.25%

7/15/2015

7

7,385

Total

9,615

Insurance 1.26%

Aflac, Inc.

8.50%

5/15/2019

5

6,124

Fidelity National Financial, Inc.

6.60%

5/15/2017

2

2,114

Liberty Mutual Group, Inc.†

5.00%

6/1/2021

5

4,744

Liberty Mutual Group, Inc.†

6.50%

3/15/2035

5

4,661

Markel Corp.

7.125%

9/30/2019

7

8,007

Validus Holdings Ltd.

8.875%

1/26/2040

8

8,514

Willis North America, Inc.

5.625%

7/15/2015

25

27,074

Willis North America, Inc.

7.00%

9/29/2019

12

13,317

Total

74,555

See Notes to Financial
Statements.

10

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Fair Value

Investment Management Companies 0.45%

Lazard Group LLC

7.125%

5/15/2015

$
19

$
21,397

Oaktree Capital Management LP†

6.75%

12/2/2019

5

5,307

Total

26,704

Leasing 0.04%

International Lease Finance Corp.

8.625%

9/15/2015

2

2,175

Lodging 0.19%

Hyatt Hotels Corp.†

6.875%

8/15/2019

10

11,177

Machinery: Agricultural 0.33%

Lorillard Tobacco Co.

8.125%

6/23/2019

11

12,832

Lorillard Tobacco Co.

8.125%

5/1/2040

6

6,619

Total

19,451

Machinery: Industrial/Specialty 0.09%

Amkor Technology, Inc.†

6.625%

6/1/2021

1

968

CPM Holdings, Inc.

10.625%

9/1/2014

4

4,360

Total

5,328

Machinery: Oil Well Equipment & Services 0.77%

National Oilwell Varco, Inc.

6.125%

8/15/2015

32

32,791

Pride International, Inc.

8.50%

6/15/2019

10

12,627

Total

45,418

Materials & Commodities 0.09%

RBS Global, Inc./Rexnord LLC

11.75%

8/1/2016

5

5,313

Media 1.37%

DirecTV Holdings LLC/DirecTV Financing Co., Inc.

7.625%

5/15/2016

62

67,649

NBCUniversal Media LLC†

6.40%

4/30/2040

2

2,157

Nielsen Finance LLC/Nielsen Finance Co.

11.625%

2/1/2014

2

2,345

Videotron Ltee (Canada)(b)

6.875%

1/15/2014

9

9,146

Total

81,297

Metal Fabricating 0.15%

Timken Co.

6.00%

9/15/2014

8

8,852

Metals & Minerals: Miscellaneous 1.31%

AngloGold Ashanti Holdings plc (United Kingdom)(b)

6.50%

4/15/2040

10

9,569

Compass Minerals International, Inc.

8.00%

6/1/2019

5

5,487

See Notes to Financial
Statements.

11

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Fair Value

Metals & Minerals: Miscellaneous (continued)

Freeport-McMoRan Copper & Gold, Inc.

8.375%

4/1/2017

$
40

$
43,750

Rio Tinto Finance USA Ltd. (Australia)(b)

9.00%

5/1/2019

14

18,578

Total

77,384

Natural Gas 0.32%

Florida Gas Transmission Co. LLC†

7.90%

5/15/2019

2

2,471

Southern Star Central Gas Pipeline, Inc.†

6.00%

6/1/2016

2

2,193

Spectra Energy Capital LLC

5.50%

3/1/2014

4

4,379

Tennessee Gas Pipeline Co.

8.375%

6/15/2032

8

10,154

Total

19,197

Oil 1.81%

Brigham Exploration Co.

8.75%

10/1/2018

2

2,190

Canadian Oil Sands Ltd.
(Canada)†(b)

7.75%

5/15/2019

17

20,456

Continental Resources, Inc.

8.25%

10/1/2019

2

2,195

Ecopetrol SA (Colombia)(b)

7.625%

7/23/2019

1

1,202

Holly Corp.

9.875%

6/15/2017

14

15,680

NuStar Logistics LP

6.05%

3/15/2013

10

10,667

Pan American Energy LLC
(Argentina)†(b)

7.875%

5/7/2021

3

3,195

Panhandle Eastern Pipeline Co. LP

8.125%

6/1/2019

10

12,104

QEP Resources, Inc.

6.875%

3/1/2021

5

5,300

Rosetta Resources, Inc.

9.50%

4/15/2018

2

2,225

SEACOR Holdings, Inc.

7.375%

10/1/2019

15

16,493

Shell International Finance BV (Netherlands)(b)

5.50%

3/25/2040

2

2,100

Valero Energy Corp.

9.375%

3/15/2019

6

7,675

Valero Energy Corp.

10.50%

3/15/2039

4

5,673

Total

107,155

Oil: Crude Producers 1.05%

Enogex LLC†

6.875%

7/15/2014

13

14,341

Holly Energy Partners LP/Holly Energy Finance Corp.

6.25%

3/1/2015

10

10,050

Kinder Morgan Finance Co. LLC†

6.00%

1/15/2018

2

2,085

NGPL PipeCo LLC†

6.514%

12/15/2012

10

10,520

Noble Energy, Inc.

5.25%

4/15/2014

2

2,180

Petroleum Development Corp.

12.00%

2/15/2018

5

5,575

Southeast Supply Header LLC†

4.85%

8/15/2014

2

2,135

Southern Star Central Corp.†

6.75%

3/1/2016

15

15,150

Total

62,036

See Notes to Financial
Statements.

12

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments

Interest Rate

Maturity Date

Principal Amount (000)

Fair Value

Oil: Integrated Domestic 1.42%

National Fuel Gas Co.

8.75%

5/1/2019

$
23

$
28,796

Occidental Petroleum Corp.

9.25%

8/1/2019

2

2,714

Questar Gas Co.

7.20%

4/1/2038

3

3,499

Rockies Express Pipeline LLC†

6.85%

7/15/2018

15

16,842

Rowan Cos., Inc.

7.875%

8/1/2019

7

8,331

Trinidad Drilling Ltd.
(Canada)†(b)

7.875%

1/15/2019

2

2,080

Weatherford International Ltd.

4.95%

10/15/2013

11

11,723

Weatherford International Ltd.

9.875%

3/1/2039

7

9,856

Total

83,841

Paper & Forest Products 1.40%

Clearwater Paper Corp.

10.625%

6/15/2016

3

3,379

Georgia-Pacific LLC†

7.125%

1/15/2017

3

3,166

Georgia-Pacific LLC

8.875%

5/15/2031

15

19,000

International Paper Co.

9.375%

5/15/2019

10

12,789

PH Glatfelter Co.

7.125%

5/1/2016

7

7,254

Plum Creek Timberlands LP

4.70%

3/15/2021

14

13,824

Plum Creek Timberlands LP

5.875%

11/15/2015

3

3,343

Smurfit Kappa Funding plc (Ireland)(b)

7.75%

4/1/2015

10

10,150

West Fraser Timber Co. Ltd.
(Canada)†(b)

5.20%

10/15/2014

10

10,125

Total

83,030

Plastics 0.17%

Plastipak Holdings, Inc.†

8.50%

12/15/2015

10

10,300

Pollution Control 0.36%

Allied Waste North America, Inc.

6.875%

6/1/2017

10

10,851

Clean Harbors, Inc.

7.625%

8/15/2016

5

5,325

Clean Harbors, Inc.†

7.625%

8/15/2016

5

5,325

Total

21,501

Printing 0.18%

Quebecor Media, Inc. (Canada)(b)

7.75%

3/15/2016

10

10,387

Real Estate Investment Trusts 2.96%

Developers Diversified Realty Corp.

5.375%

10/15/2012

30

30,891

Developers Diversified Realty Corp.

5.50%

5/1/2015

25

26,658

Entertainment Properties Trust

7.75%

7/15/2020

9

10,192

Federal Realty Investment Trust

5.40%

12/1/2013

3

3,230

See Notes to Financial Statements.

13

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
Federal Realty Investment Trust	5.90%	4/1/2020	$4	$4,390
HCP, Inc.	6.00%	1/30/2017	4	4,410
Health Care REIT, Inc.	5.25%	1/15/2022	6	5,989
Kilroy Realty LP	6.625%	6/1/2020	10	10,759
Reckson Operating Partnership LP	5.875%	8/15/2014	15	16,240
Rouse Co. LP (The)	6.75%	11/9/2015	8	8,290
Tanger Properties LP	6.15%	11/15/2015	5	5,586
UDR, Inc.	6.05%	6/1/2013	15	15,962
Ventas Realty LP/Ventas Capital Corp.	6.50%	6/1/2016	15	15,511
Weyerhaeuser Co.	6.95%	8/1/2017	5	5,632
Weyerhaeuser Co.	7.375%	10/1/2019	10	11,346

Total				175,086

Restaurants 0.27%
OSI Restaurant Partners LLC	10.00%	6/15/2015	15	15,825

Retail 0.32%
Family Dollar Stores, Inc.	5.00%	2/1/2021	4	3,930
Ticketmaster Entertainment LLC/Ticketmaster Noteco, Inc.	10.75%	8/1/2016	5	5,475
Wal-Mart Stores, Inc.	6.50%	8/15/2037	8	9,219

Total				18,624

Retail: Specialty 0.13%
Michaels Stores, Inc.	11.375%	11/1/2016	7	7,490

Services 0.39%
FireKeepers Development Authority†	13.875%	5/1/2015	8	9,280
Iron Mountain, Inc.	6.625%	1/1/2016	14	14,070

Total				23,350

Steel 0.65%
Allegheny Technologies, Inc.	8.375%	12/15/2011	10	10,244
Allegheny Technologies, Inc.	9.375%	6/1/2019	10	12,689
Valmont Industries, Inc.	6.625%	4/20/2020	14	15,356

Total				38,289

Telecommunications 0.95%
Atlantic Broadband Finance LLC	9.375%	1/15/2014	10	10,212
CC Holdings GS V LLC/Crown Castle GS III Corp.†	7.75%	5/1/2017	12	13,050

See Notes to Financial Statements.

14

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications (continued)
DigitalGlobe, Inc.	10.50%	5/1/2014	$4	$4,465
GeoEye, Inc.	9.625%	10/1/2015	2	2,270
Qwest Corp.	8.875%	3/15/2012	25	26,375

Total				56,372

Telecommunications Equipment 0.07%
Cisco Systems, Inc.	4.95%	2/15/2019	4	4,350

Tobacco 0.33%
Altria Group, Inc.	9.95%	11/10/2038	14	19,728

Transportation: Miscellaneous 0.92%
Asciano Finance Ltd. (Australia)†(b)	4.625%	9/23/2020	12	11,471
Asciano Finance Ltd. (Australia)†(b)	5.00%	4/7/2018	5	5,140
CSX Corp.	6.30%	3/15/2012	10	10,392
Kansas City Southern de Mexico SA de CV (Mexico)†(b)	6.125%	6/15/2021	3	3,015
Transportadora de Gas del Sur SA (Argentina)†(b)	7.875%	5/14/2017	3	2,925
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	21	21,392

Total				54,335

Utilities 0.10%
Commonwealth Edison Co.	6.95%	7/15/2018	5	5,720

Utilities: Electrical 0.28%
Otter Tail Corp.	9.00%	12/15/2016	15	16,725

Total Corporate Bonds (cost $2,102,623)				2,121,857

FOREIGN GOVERNMENT OBLIGATIONS(b) 0.58%

France 0.34%
Caisse d’Amortissement de la Dette Sociale†	1.25%	7/11/2014	20	19,969

Panama 0.14%
Republic of Panama	6.70%	1/26/2036	7	8,295

Peru 0.04%
Republic of Peru	6.55%	3/14/2037	2	2,241

Venezuela 0.06%
Republic of Venezuela	9.375%	1/13/2034	5	3,588

Total Foreign Government Obligations (cost $34,312)				34,093

See Notes to Financial Statements.

15

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.80%
Federal Home Loan Mortgage Corp. K003 A5	5.085%		3/25/2019	$10	$10,704
Federal Home Loan Mortgage Corp. K004 A2	4.186%		8/25/2019	65	67,851
Federal Home Loan Mortgage Corp. K005 A2	4.317%		11/25/2019	45	46,665
Federal Home Loan Mortgage Corp. K011 A2	4.084%		11/25/2020	20	20,758
Federal National Mortgage Assoc. 2005-14 OP	4.50%		10/25/2028	4	3,632
Federal National Mortgage Assoc. 2009-M2 A2	3.334%		1/25/2019	15	15,733

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $164,252)					165,343

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 21.63%
Federal Home Loan Mortgage Corp.	1.00%		8/27/2014	10	9,987
Federal Home Loan Mortgage Corp.(c)	4.00%		TBA	250	249,844
Federal Home Loan Mortgage Corp.	4.335%	#	2/1/2036	22	23,275
Federal Home Loan Mortgage Corp.	4.736%	#	4/1/2034	17	17,940
Federal Home Loan Mortgage Corp.	4.873%	#	5/1/2035	4	4,692
Federal Home Loan Mortgage Corp.(c)	5.00%		TBA	150	160,711
Federal Home Loan Mortgage Corp.	5.019%	#	6/1/2036	11	12,056
Federal Home Loan Mortgage Corp.	5.075%	#	9/1/2035	15	15,563
Federal Home Loan Mortgage Corp.	5.114%	#	12/1/2035	6	6,539
Federal Home Loan Mortgage Corp.	5.373%	#	6/1/2036	4	4,176
Federal Home Loan Mortgage Corp.	5.59%	#	8/1/2037	17	17,614
Federal Home Loan Mortgage Corp.	5.796%	#	9/1/2037	8	8,325
Federal Home Loan Mortgage Corp.	5.953%	#	2/1/2037	51	53,685
Federal National Mortgage Assoc.	1.99%	#	10/1/2035	24	25,515
Federal National Mortgage Assoc.(c)	4.50%		TBA	25	26,508
Federal National Mortgage Assoc.	4.50%		2/1/2041 - 6/1/2041	210	217,656
Federal National Mortgage Assoc.	4.741%	#	4/1/2038	18	19,135
Federal National Mortgage Assoc.	4.936%	#	7/1/2038	16	17,175
Federal National Mortgage Assoc.	4.949%	#	9/1/2037	14	14,212
Federal National Mortgage Assoc.	5.077%	#	10/1/2038	21	22,257
Federal National Mortgage Assoc.(c)	5.50%		TBA	60	64,884
Federal National Mortgage Assoc.	5.50%		11/1/2034 - 2/1/2038	262	283,971
Federal National Mortgage Assoc.	5.653%	#	12/1/2036	3	3,640

Total Government Sponsored Enterprises Pass-Throughs (cost $1,278,214)					1,279,360

See Notes to Financial Statements.

16

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 1.90%

Education 0.08%
Univ of CA Rev Build America Bds Regents Univ	5.77%	5/15/2043	$5	$4,973

General Obligation 0.16%
IL St	5.877%	3/1/2019	9	9,260

Health Care 0.09%
CA Infrastr & Econ Dev Bk Build America Bds Regents Univ	6.486%	5/15/2049	5	5,135

Housing 0.09%
Indianapolis IN Loc Pub Impt Bd Bk Build America Bds Ser B2	6.116%	1/15/2040	5	5,328

Other Revenue 0.17%
Metro Govt of Nashville & Davidson Cnty TN Convtn Ctr Auth Build America Bds Ser B	6.731%	7/1/2043	10	10,318

Sales Tax 0.12%
New York City NY Transnl Fin Auth Build America Bds	5.767%	8/1/2036	7	7,346

Transportation 0.34%
Bay Area Toll Auth CA Build America Bds Ser S1	6.918%	4/1/2040	2	2,181
Bay Area Toll Auth CA Build America Bds Ser S3	6.907%	10/1/2050	2	2,156
Chicago IL O’Hare Intl Arpt Build America Bds Ser B	6.845%	1/1/2038	5	5,134
Los Angeles Cnty CA Metro Transn Auth Build America Bds	5.735%	6/1/2039	5	5,034
OR St Dept of Transn Hwy Build America Bds Ser A	5.834%	11/15/2034	5	5,430

Total				19,935

Utilities 0.85%
Grant Cnty WA Pub Util Dist No 2 Build America Bds	5.83%	1/1/2040	5	4,993
Muni Elec Auth GA Build America Bds	7.055%	4/1/2057	15	14,032
New York City NY Muni Wtr Fin Auth Build America Bds	6.011%	6/15/2042	5	5,486
New York City NY Muni Wtr Fin Auth Build America Bds	6.282%	6/15/2042	5	5,151
Sacramento CA Muni Util Dist Build America Bds Ser W	6.156%	5/15/2036	10	10,007
San Diego Cnty CA Wtr Auth Build America Bds Ser B	6.138%	5/1/2049	10	10,637

Total				50,306

Total Municipal Bonds (cost $110,384)				112,601

See Notes to Financial Statements.

17

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 7.92%
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	$3	$3,283
Bear Stearns Commercial Mortgage Securities, Inc. 2001-TOP4 A3	5.61%		11/15/2033	7	7,144
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%		3/13/2040	6	6,190
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW12 AAB	5.878%	#	9/11/2038	25	26,726
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%		6/10/2044	10	10,837
Commercial Mortgage Pass-Through Certificates 2006-C8 AM	5.347%		12/10/2046	20	19,098
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%		8/15/2036	5	5,036
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	19	19,520
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%		12/10/2037	10	10,214
GE Capital Commercial Mortgage Corp. 2006-C1 A4	5.512%	#	3/10/2044	10	10,892
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%		5/10/2036	5	4,978
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%		4/10/2037	21	21,179
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	7	7,630
GS Mortgage Securities Corp. II 2006-GG6 A2	5.506%		4/10/2038	6	6,162
GS Mortgage Securities Corp. II 2006-GG6 AM	5.622%		4/10/2038	10	9,967
GS Mortgage Securities Corp. II 2006-GG8 AM	5.591%		11/10/2039	10	9,826
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	10	10,244
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	5	5,414
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A4	5.371%	#	12/15/2044	20	21,848
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP7 A4	6.067%	#	4/15/2045	20	22,222
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.99%	#	6/15/2049	20	20,559
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 AM	6.005%	#	6/15/2049	15	13,388
LB-UBS Commercial Mortgage Trust 2001-C7 A5	6.133%		12/15/2030	6	5,642
LB-UBS Commercial Mortgage Trust 2005-C1 A2	4.31%		2/15/2030	1	1,484
LB-UBS Commercial Mortgage Trust 2005-C3 A2	4.553%		7/15/2030	4	4,200

See Notes to Financial Statements.

18

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%		9/15/2030	$10	$10,816
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%		2/15/2040	10	9,740
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.44%	#	11/12/2037	25	24,168
Merrill Lynch Mortgage Trust 2005-LC1 ASB	5.282%		1/12/2044	30	31,623
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	2	2,340
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	3	3,113
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	1	1,233
Wachovia Bank Commercial Mortgage Trust 2005-C20 A7	5.118%		7/15/2042	20	21,740
Wachovia Bank Commercial Mortgage Trust 2006-C23 AJ	5.515%		1/15/2045	10	9,461
Wachovia Bank Commercial Mortgage Trust 2006-C27 A3	5.765%		7/15/2045	55	60,337
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	10	10,138

Total Non-Agency Commercial Mortgage-Backed Securities (cost $472,250)					468,392

U.S. TREASURY OBLIGATIONS 32.27%
U.S. Treasury Bond	4.75%		2/15/2041	191	203,057
U.S. Treasury Note	0.75%		6/15/2014	101	100,897
U.S. Treasury Note	1.375%		1/15/2013	326	331,094
U.S. Treasury Note	1.50%		6/30/2016	110	108,676
U.S. Treasury Note	1.75%		5/31/2016	421	421,723
U.S. Treasury Note	2.75%		12/31/2017	529	543,217
U.S. Treasury Note	3.125%		5/15/2021	201	200,467

Total U.S. Treasury Obligations (cost $1,909,041)					1,909,131

Total Long-Term Investments (cost $6,266,201)					6,286,000

SHORT-TERM INVESTMENT 3.68%

Repurchase Agreement
Repurchase Agreement dated 6/30/2011, 0.01% due 7/1/2011 with Fixed Income Clearing Corp. collateralized by $210,000 of U.S. Treasury Note at 3.125% due 4/30/2017; value: $224,032; proceeds: $217,970 (cost $217,970)				218	217,970

Total Investments in Securities 109.95% (cost $6,484,171)					6,503,970

Liabilities in Excess of Cash and Other Assets(d) (9.95%)					(588,711)

Net Assets 100.00%					$5,915,259

See Notes to Financial Statements.

19

Schedule of Investments (unaudited)(concluded)

June 30, 2011

PIK	Payment-in-kind.
REIT	Real Estate Investment Trust.
Unit	More than one class of securities traded together.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2011.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Amount is less than $1,000.
(b)	Foreign security traded in U.S. dollars.
(c)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(d)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation on TBA sale commitment, as follows:

TBA Sale Commitment

Government Sponsored Enterprises Pass-Through	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Federal National Mortgage Assoc.(c) (Proceeds $52,096)	4.50%	TBA	$50	$(51,742)

See Notes to Financial Statements.

20

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments in securities, at fair value (cost $6,484,171)	$6,503,970
Receivables:
Investment securities sold	232,465
Interest and dividends	58,685
Capital shares sold	13,485
From advisor (See Note 3)	6,159
Total assets	6,814,764
LIABILITIES:
TBA sale commitment at fair value (proceeds $52,096)	51,742
Payables:
Investment securities purchased	805,828
Management fee	1,980
To bank	408
Fund administration	176
Directors’ fees	44
Accrued expenses and other liabilities	39,327
Total liabilities	899,505
NET ASSETS	$5,915,259
COMPOSITION OF NET ASSETS:
Paid-in capital	$5,812,639
Undistributed net investment income	54,237
Accumulated net realized gain on investments and TBA sale commitment	28,230
Net unrealized appreciation on investments and TBA sale commitment	20,153
Net Assets	$5,915,259
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	374,516
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$15.79

See Notes to Financial Statements.

21

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

Investment income:
Interest	$65,781
Total investment income	65,781
Expenses:
Management fee	8,202
Shareholder servicing	7,562
Professional	20,086
Custody	4,666
Reports to shareholders	3,879
Offering costs	3,122
Fund administration	729
Directors’ fees	40
Other	292
Gross expenses	48,578
Expense reductions (See Note 7)	(2)
Management fee waived and expenses reimbursed (See Note 3)	(36,911)
Net expenses	11,665
Net investment income	54,116
Net realized and unrealized gain:
Net realized gain on investments and TBA sale commitment	38,062
Net change in unrealized appreciation/depreciation on investments and TBA sale commitment	23,688
Net realized and unrealized gain	61,750
Net Increase in Net Assets Resulting From Operations	$115,866

See Notes to Financial Statements.

22

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2011 (unaudited)	For the Period Ended December 31, 2010*
Operations:
Net investment income	$54,116	$27,436
Net realized gain on investments and TBA sale commitment	38,062	32,862
Net change in unrealized appreciation/depreciation on investments and TBA sale commitment	23,688	(3,535)
Net increase in net assets resulting from operations	115,866	56,763
Distributions to shareholders from:
Net investment income	–	(35,162)
Net realized gain	–	(34,847)
Total distributions to shareholders	–	(70,009)
Capital share transactions (See Note 10):
Proceeds from sales of shares	3,559,440	2,201,014
Reinvestment of distributions	–	70,006
Cost of shares reacquired	(16,689)	(1,132)
Net increase in net assets resulting from capital share transactions	3,542,751	2,269,888
Net increase in net assets	3,658,617	2,256,642
NET ASSETS:
Beginning of period	$2,256,642	$–
End of period	$5,915,259	$2,256,642
Undistributed net investment income	$54,237	$121

*	For the period April 16, 2010 (commencement of operations) to December 31, 2010.

See Notes to Financial Statements.

23

Financial Highlights

	Six Months Ended 6/30/2011 (unaudited)		4/16/2010(a) to 12/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$15.28		$15.00

Investment operations:

Net investment income(b)			.01

Net realized and unrealized gain			.06

Total from investment operations			.07

Net asset value, on SEC Effective Date, 5/1/2010			$15.07

Investment operations:

Net investment income(b)	.23		.29

Net realized and unrealized gain	.28		.44

Total from investment operations	.51		.73

Distributions to shareholders from:

Net investment income	–		(.26)

Net realized gain	–		(.26)

Total distributions	–		(.52)

Net asset value, end of period	$15.79		$15.28

Total Return(c)	3.27	%(d)	5.39	%(d)(e)

Total Return(c)			4.90	%(d)(f)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.32	%(d)	.64	%(g)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.32	%(d)	.64	%(g)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.31	%(d)	6.98	%(g)

Net investment income	1.46	%(d)	2.71	%(g)

Supplemental Data:
Net assets, end of period (000)	$5,915		$2,257

Portfolio turnover rate	276.09	%(d)	440.61%

(a)	Commencement of operations was 4/16/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Total return for the period 4/16/10 through 12/31/10.
(f)	Total return for the period 5/1/10 through 12/31/10.
(g)	Annualized.

See Notes to Financial Statements.

24

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Total Return Portfolio (the “Fund”).

The Fund’s investment objective is to seek income and capital appreciation to produce a high total return. The Fund has Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

25

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal period ended December 31, 2010. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and TBA sale commitment on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and TBA sale commitment on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value (“NAV”). The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

26

Notes to Financial Statements (unaudited)(continued)

(i)	TBA Sale Commitments–The Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investment Valuation” above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as unrealized appreciation (depreciation). If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(j)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at fair value:

			Total Return
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$195,223	$–	$195,223
Corporate Bonds	–	2,121,857	–	2,121,857
Foreign Government Obligations	–	34,093	–	34,093
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	165,343	–	165,343
Government Sponsored Enterprises Pass-Throughs	–	1,279,360	–	1,279,360

27

Notes to Financial Statements (unaudited)(continued)

				Total Return
Investment Type*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$112,601	$–	$112,601
Non-Agency Commercial Mortgage-Backed Securities	–	468,392	–	468,392
U.S. Treasury Obligations	–	1,909,131	–	1,909,131
Repurchase Agreement	–	217,970	–	217,970
Total	$–	$6,503,970	$–	$6,503,970
Other Financial Instruments
TBA Sale Commitment	$–	$(51,742)	$–	$(51,742)

*	See Schedule of Investments for fair values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.45%
Next $1 billion	.40%
Over $2 billion	.35%

For the six months ended June 30, 2011, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period January 1, 2011 through April 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of .64%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily NAV of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2011, the Fund incurred expenses of $6,379 for such services arrangements, which have been included in Shareholder servicing expense on the Statement of Operations.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

28

Notes to Financial Statements (unaudited)(continued)

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2011 and the fiscal period ended December 31, 2010 was as follows:

	Six Months Ended 6/30/2011 (unaudited)	Period Ended 12/31/2010*
Distributions paid from:
Ordinary income	$–	$70,009
Total distributions paid	$–	$70,009

*	For the period April 16, 2010 (commencement of operations) to December 31, 2010.

As of June 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$6,490,821
Gross unrealized gain	40,754
Gross unrealized loss	(27,605)
Net unrealized security gain	$13,149

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium and wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2011 were as follows:

U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
$11,918,422	$3,184,375	$9,667,697	$1,382,293

*	Includes U.S. Government sponsored enterprises securities.

29

Notes to Financial Statements (unaudited)(continued)

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when interest rates fall, such prices tend to rise.

The Fund may invest a significant portion of its assets in asset backed securities and mortgage related securities, including those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities may be particularly sensitive to changes in economic conditions, including delinquencies and/or defaults, and changes in prevailing interest rates. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. The prepayment rate also will affect the price and volatility of these securities. In addition, securities of government sponsored enterprises are guaranteed with respect to the timely payment of interest and principal by the particular enterprises involved, not by the U.S. Government.

The lower-rated or high yield bonds in which the Fund may invest are subject to greater price fluctuations, as well as additional risks.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at

30

Notes to Financial Statements (unaudited)(concluded)

their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, if the Fund’s ability to correctly forecast market movements, changes in foreign exchange and interest rates, and other factors. If the Fund incorrectly forecasts these and other factors, its performance could suffer.

The Fund’s investment exposure to foreign (which may include emerging market) companies presents increased market, liquidity, currency, political, information and other risks. The cost to a Fund’s use of forward foreign currency exchange contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions prevailing.

The Fund may invest in floating rate or adjustable rate senior loans, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent of below investment grade securities. Below investment grade senior loans, as in the case of high yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market.

These factors can affect the Fund’s performance.

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (unaudited)	Period Ended December 31, 2010†
Shares sold	$227,938	$143,131
Reinvestment of distributions	–	4,600
Shares reacquired	(1,081)	(72)
Increase	$226,857	$147,659

†	For the period April 16, 2010 (commencement of operations) to December 31, 2010.

31

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

32

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Total Return Portfolio

SFTR-PORT-3-0611

(08/11)

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Series Fund—Value Opportunities Portfolio

For the six-month period ended June 30, 2011

Lord Abbett Series Fund — Value Opportunities Portfolio

Semiannual Report

For the six-month period ended June 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Series Fund — Value Opportunities Portfolio for the six-month period ended June 30, 2011. For additional information about the Fund, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; expenses related to the Fund’s services arrangements with certain insurance companies; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2011 through June 30, 2011).

The Example reflects only expenses that are deducted from the assets of the Fund. Fees and expenses, including sales charges applicable to the various insurance products that invest in the Fund, are not reflected in this Example. If such fees and expenses were reflected in the Example, the total expenses shown would be higher. Fees and expenses regarding such variable insurance products are separately described in the prospectus related to those products.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/11 – 6/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/11	6/30/11	1/1/11 - 6/30/11
Class VC
Actual	$1,000.00	$1,068.30	$5.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.34	$5.51

†	Net expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2011

Sector*	%**
Consumer Discretionary	13.60%
Consumer Staples	1.54%
Energy	7.69%
Financials	14.80%
Health Care	10.85%
Industrials	20.57%
Information Technology	15.53%
Materials	11.92%
Utilities	3.50%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Schedule of Investments (unaudited)

June 30, 2011

Investments	Shares	Fair Value
COMMON STOCKS 107.24%

Aerospace & Defense 2.08%
Hexcel Corp.*	109	$2,386
Spirit AeroSystems Holdings, Inc. Class A*	110	2,420

Total		4,806

Air Freight & Logistics 1.16%
Atlas Air Worldwide Holdings, Inc.*	45	2,678

Auto Components 0.86%
Gentex Corp.	66	1,995

Building Products 1.46%
Crane Co.	68	3,360

Capital Markets 3.04%
Lazard Ltd. Class A	122	4,526
LPL Investment Holdings, Inc.*	73	2,498

Total		7,024

Chemicals 4.79%
Albemarle Corp.	58	4,014
Celanese Corp. Series A	63	3,359
Eastman Chemical Co.	36	3,674

Total		11,047

Commercial Banks 6.49%
BOK Financial Corp.	47	2,574
Comerica, Inc.	68	2,351
Commerce Bancshares, Inc.	60	2,580
Cullen/Frost Bankers, Inc.	25	1,421
East West Bancorp, Inc.	101	2,041
Hancock Holding Co.	63	1,952
Huntington Bancshares, Inc.	189	1,240
KeyCorp	98	816

Total		14,975

Investments	Shares	Fair Value
Commercial Services & Supplies 2.38%
Tetra Tech, Inc.*	95	$2,138
Waste Connections, Inc.	106	3,363

Total		5,501

Communications Equipment 0.68%
Brocade Communications Systems, Inc.*	243	1,570

Construction & Engineering 3.86%
Chicago Bridge & Iron Co. NV (Netherlands)(a)	87	3,384
EMCOR Group, Inc.*	85	2,491
Jacobs Engineering Group, Inc.*	70	3,028

Total		8,903

Containers & Packaging 1.84%
Temple-Inland, Inc.	143	4,253

Electric: Utilities 2.19%
Cleco Corp.	69	2,405
NV Energy, Inc.	172	2,640

Total		5,045

Electrical Equipment 1.58%
EnerSys*	106	3,649

Electronic Equipment, Instruments & Components 3.08%
Amphenol Corp. Class A	41	2,213
Plexus Corp.*	67	2,332
ScanSource, Inc.*	68	2,549

Total		7,094

Energy Equipment & Services 5.74%
GulfMark Offshore, Inc. Class A*	37	1,635
Helix Energy Solutions Group, Inc.*	91	1,507
Key Energy Services, Inc.*	207	3,726
Rowan Cos., Inc.*	82	3,182

See Notes to Financial Statements.

4

Schedule of Investments (unaudited)(continued)

June 30, 2011

Investments	Shares	Fair Value
Energy Equipment & Services (continued)
Superior Energy Services, Inc.*	86	$3,194

Total		13,244

Food Products 1.65%
Bunge Ltd.	44	3,034
Ralcorp Holdings, Inc.*	9	779

Total		3,813

Gas Utilities 1.56%
UGI Corp.	113	3,604

Health Care Equipment & Supplies 3.26%
CareFusion Corp.*	90	2,445
Kinetic Concepts, Inc.*	62	3,573
NuVasive, Inc.*	46	1,513

Total		7,531

Health Care Providers & Services 3.55%
Coventry Health Care, Inc.*	116	4,230
McKesson Corp.	24	2,008
Universal Health Services, Inc. Class B	38	1,958

Total		8,196

Hotels, Restaurants & Leisure 2.60%
Darden Restaurants, Inc.	49	2,438
Hyatt Hotels Corp. Class A*	51	2,082
Texas Roadhouse, Inc.	84	1,473

Total		5,993

Household Durables 3.45%
Fortune Brands, Inc.	80	5,101
Mohawk Industries, Inc.*	37	2,220
Newell Rubbermaid, Inc.	41	647

Total		7,968

Information Technology Services 7.91%
Alliance Data Systems Corp.*	46	4,327
Amdocs Ltd. (Guernsey)*(a)	108	3,282

Investments	Shares	Fair Value
Fiserv, Inc.*	40	$2,505
FleetCor Technologies, Inc.*	45	1,334
Global Payments, Inc.	60	3,060
Sapient Corp.*	249	3,743

Total		18,251

Insurance 3.85%
Alterra Capital Holdings Ltd.	118	2,631
Brown & Brown, Inc.	134	3,438
HCC Insurance Holdings, Inc.	89	2,804

Total		8,873

Internet Software & Services 0.57%
SAVVIS, Inc.*	33	1,304

Life Sciences Tools & Services 1.07%
PerkinElmer, Inc.	92	2,476

Machinery 4.19%
EnPro Industries, Inc.*	35	1,682
SPX Corp.	34	2,810
Trinity Industries, Inc.	85	2,965
WABCO Holdings, Inc.*	32	2,210

Total		9,667

Marine 0.64%
Kirby Corp.*	26	1,473

Media 5.02%
Interpublic Group of Cos., Inc. (The)	574	7,175
John Wiley & Sons, Inc. Class A	60	3,121
Meredith Corp.	41	1,276

Total		11,572

Metals & Mining 6.15%
Agnico-Eagle Mines Ltd. (Canada)(a)	35	2,210
Allegheny Technologies, Inc.	30	1,904
Carpenter Technology Corp.	58	3,345

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(concluded)

June 30, 2011

Investments	Shares	Fair Value
Metals & Mining (continued)
IAMGOLD Corp. (Canada)(a)	127	$2,382
Reliance Steel & Aluminum Co.	60	2,979
Worthington Industries, Inc.	59	1,363

Total		14,183

Oil, Gas & Consumable Fuels 2.51%
EQT Corp.	52	2,731
Range Resources Corp.	55	3,053

Total		5,784

Pharmaceuticals 3.74%
Warner Chilcott plc Class A (Ireland)(a)	133	3,209
Watson Pharmaceuticals, Inc.*	79	5,430

Total		8,639

Professional Services 0.03%
TrueBlue, Inc.*	4	58

Real Estate Investment Trusts 2.50%
DiamondRock Hospitality Co.	101	1,084
Duke Realty Corp.	92	1,289
Host Hotels & Resorts, Inc.	108	1,830
Pebblebrook Hotel Trust	77	1,555

Total		5,758

Road & Rail 3.59%
Genesee & Wyoming, Inc. Class A*	26	1,525
Heartland Express, Inc.	143	2,368
Kansas City Southern*	43	2,551
Werner Enterprises, Inc.	73	1,829

Total		8,273

Investments	Shares	Fair Value
Semiconductors & Semiconductor Equipment 2.99%
Cypress Semiconductor Corp.*	112	$2,368
International Rectifier Corp.*	23	643
Lam Research Corp.*	28	1,240
Silicon Laboratories, Inc.*	64	2,640

Total		6,891

Software 1.44%
Nuance Communications, Inc.*	155	3,328

Specialty Retail 0.98%
Men’s Wearhouse, Inc. (The)	67	2,258

Textiles, Apparel & Luxury Goods 1.67%
PVH Corp.	59	3,863

Trading Companies & Distributors 1.09%
TAL International Group, Inc.	73	2,521

Total Investments in Common Stocks 107.24% (cost $215,564)		247,421

Liabilities in Excess of Cash and Other Assets (7.24)%		(16,704)

Net Assets 100%		$230,717

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

6

Statement of Assets and Liabilities (unaudited)

June 30, 2011

ASSETS:
Investments in securities, at fair value (cost $215,564)	$247,421
Cash	5,317
Receivables:
From advisor (See Note 3)	3,966
Investment securities sold	1,178
Interest and dividends	147
Total assets	258,029
LIABILITIES:
Payables:
Management fee	137
Investment securities purchased	97
Fund administration	7
Directors’ fees	5
Accrued expenses and other liabilities	27,066
Total liabilities	27,312
NET ASSETS	$230,717
COMPOSITION OF NET ASSETS:
Paid-in capital	$200,522
Distributions in excess of net investment income	(112)
Accumulated net realized loss on investments	(1,550)
Net unrealized appreciation on investments	31,857
Net Assets	$230,717
Outstanding shares (50 million shares of common stock authorized, $.001 par value)	13,411
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares)	$17.20

See Notes to Financial Statements.

7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2011

Investment income:
Dividends (net of foreign withholding taxes of $5)	$1,126
Total investment income	1,126
Expenses:
Management fee	842
Professional	17,778
Offering costs	2,876
Custody	4,944
Reports to shareholders	2,390
Fund administration	45
Directors’ fees	3
Other	260
Gross expenses	29,138
Management fee waived and expenses reimbursed (See Note 3)	(27,904)
Net expenses	1,234
Net investment loss	(108)
Net realized and unrealized gain:
Net realized gain on investments	6,892
Net change in unrealized appreciation/depreciation on investments	7,936
Net realized and unrealized gain	14,828
Net Increase in Net Assets Resulting From Operations	$14,720

See Notes to Financial Statements.

8

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Six Months Ended June 30, 2011 (unaudited)	For the Period Ended December 31, 2010*
Operations:
Net investment income (loss)	$(108)	$1,216
Net realized gain (loss) on investments	6,892	(8,462)
Net change in unrealized appreciation/depreciation on investments	7,936	23,921
Net increase in net assets resulting from operations	14,720	16,675
Distributions to shareholders from:
Net investment income	–	(1,227)
Capital share transactions (See Note 10):
Net proceeds from sales of shares	–	199,322
Reinvestment of distributions	–	1,227
Cost of shares reacquired	–	–
Net increase in net assets resulting from capital share transactions	–	200,549
Net increase in net assets	14,720	215,997
NET ASSETS:
Beginning of period	$215,997	$–
End of period	$230,717	$215,997
Distributions in excess of net investment income	$(112)	$(4)

*	For the period April 23, 2010 (commencement of operations) to December 31, 2010.

See Notes to Financial Statements.

9

Financial Highlights

	Six Months Ended 6/30/2011 (unaudited)		4/23/2010(a) to 12/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$16.11		$15.00

Investment operations:

Net investment loss(b)			—	(c)

Net realized and unrealized loss			(.37)

Total from investment operations			(.37)

Net asset value, on SEC Effective Date, 5/1/2010			$14.63

Investment operations:

Net investment income (loss)(b)	(.01)		.09

Net realized and unrealized gain	1.10		1.48

Total from investment operations	1.09		1.57

Distributions to shareholders from:

Net investment income	–		(.09)

Net asset value, end of period	$17.20		$16.11

Total Return(d)			7.94	%(e)(f)

Total Return(d)	6.83	%(e)	10.67	%(e)(g)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(e)	1.10	%(h)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(e)	1.10	%(h)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	12.87	%(e)	44.39	%(h)

Net investment income	(.05	)%(e)	.94	%(h)

Supplemental Data:
Net assets, end of period (000)	$231		$216

Portfolio turnover rate	37.61	%(e)	49.29%

(a)	Commencement of operations was 4/23/2010, SEC effective date and date shares first became available to the public was 5/1/2010.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales charges or other expenses imposed by an insurance company and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Total return for the period 4/23/10 through 12/31/10.
(g)	Total return for the period 5/1/10 through 12/31/10.
(h)	Annualized.

See Notes to Financial Statements.

10

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of twelve separate portfolios (the “Funds”). This report covers Value Opportunities Portfolio (the “Fund”).

The Fund’s investment objective is long-term capital appreciation. The Fund offers Variable Contract class shares (“Class VC Shares”), which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts and variable life insurance policies issued by life insurance and insurance-related companies.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income on the Statement of Operations.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

11

Notes to Financial Statements (unaudited)(continued)

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal period ended December 31, 2010. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

Notes to Financial Statements (unaudited)(continued)

The following is a summary of the inputs used as of June 30, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1	Level 2	Level 3	Total
Common Stocks	$247,421	$–	$–	$247,421
Total	$247,421	$–	$–	$247,421

*	See Schedule of Investments for fair values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

For the six months ended June 30, 2011, the effective management fee, net of waivers, was at an annualized rate of .00% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

For the period January 1, 2011 through April 30, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund’s other expenses to the extent necessary so that the total net annual operating expenses do not exceed an annual rate of 1.10%. This agreement may be terminated only upon the approval of the Fund’s Board of Directors.

The Company, on behalf of the Fund, has entered into services arrangements with certain insurance companies. Under these arrangements, certain insurance companies will be compensated up to .25% of the average daily net asset value (“NAV”) of the Fund’s Class VC Shares held in the insurance company’s separate account to service and maintain the Variable Contract owners’ accounts. The Fund may also compensate certain insurance companies, third-party administrators and other entities for providing recordkeeping, sub-transfer agency and other administrative services to the Fund. For the six months ended June 30, 2011, the Fund did not incur expenses for such services arrangements.

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward

13

Notes to Financial Statements (unaudited)(continued)

amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2011 and the fiscal period ended December 31, 2010 was as follows:

	Six Months Ended 6/30/2011 (unaudited)	Period Ended 12/31/2010*
Distributions paid from:
Ordinary income	$–	$1,227
Total distributions paid	$–	$1,227

*	For the period April 23, 2010 (commencement of operations) to December 31, 2010.

As of December 31, 2010, the capital loss carryforward, along with the related expiration date, was as follows:

2018	Total
$7,736	$7,736

As of June 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$216,271
Gross unrealized gain	33,670
Gross unrealized loss	(2,520)
Net unrealized security gain	$31,150

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Fund.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2011 were as follows:

Purchases	Sales
$89,935	$92,001

14

Notes to Financial Statements (unaudited)(continued)

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2011.

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

9.    INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Small and mid-sized company stocks, in which the Fund invests, may perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Due to the Fund’s exposure to foreign companies (and American Depositary Receipts), the Fund may experience increased market, liquidity, currency, political, information and other risks.

These factors can affect the Fund’s performance.

15

Notes to Financial Statements (unaudited)(concluded)

10.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2011 (unaudited)	Period Ended December 31, 2010†
Shares sold	–	13,335
Reinvestment of distributions	–	76
Increase	–	13,411

†	For the period April 23, 2010 (commencement of operations) to December 31, 2010.

16

Householding

The Company has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

17

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Series Fund, Inc.

Value Opportunities Portfolio

SFVALOPP-PORT-3-0611

(08/11)

Item 2:	Code of Ethics. Not applicable.

Item 3:	Audit Committee Financial Expert. Not applicable.

Item 4:	Principal Accountant Fees and Services. Not applicable.

Item 5:	Audit Committee of Listed Registrants. Not applicable.

Item 6:	Investments. Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 16, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 16, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 16, 2011